Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
May 31, 2022
SEI-NPRT1-0722
1.816014.117
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	93,690	4,008,995
AST SpaceMobile, Inc. (a)(b)	196,844	1,637,742
ATN International, Inc.	49,294	2,173,372
Bandwidth, Inc. (a)(b)	115,555	2,431,277
Cogent Communications Group, Inc.	215,343	13,004,564
Consolidated Communications Holdings, Inc. (a)	372,473	2,465,771
Cuentas, Inc. (a)(b)	9,657	6,348
EchoStar Holding Corp. Class A (a)(b)	198,063	4,759,454
Frontier Communications Parent, Inc. (a)(b)	1,049,149	27,204,434
Globalstar, Inc. (a)(b)	3,414,455	4,780,237
IDT Corp. Class B (a)	87,619	2,414,780
Iridium Communications, Inc. (a)	665,654	24,702,420
Liberty Global PLC:
Class A (a)	737,415	17,933,933
Class B (a)	300	7,161
Class C (a)	1,825,017	46,373,682
Liberty Latin America Ltd.:
Class A (a)	243,139	2,312,252
Class C (a)	688,605	6,548,634
Ooma, Inc. (a)	121,244	1,702,266
Radius Global Infrastructure, Inc. (a)(b)	367,392	5,474,141
		169,941,463
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,591,035	37,155,442
Ballantyne of Omaha, Inc. (a)	109,342	319,279
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	51,402	341,309
Cinedigm Corp. (a)(b)	854,607	599,165
Cinemark Holdings, Inc. (a)(b)	531,025	9,016,805
CuriosityStream, Inc. Class A (a)(b)	188,036	283,934
Dolphin Entertainment, Inc. (a)(b)	43,056	164,904
Gaia, Inc. Class A (a)	94,046	489,039
Grom Social Enterprises, Inc. (a)	58,322	43,444
Lions Gate Entertainment Corp.:
Class A (a)(b)	370,768	3,792,957
Class B (a)	545,794	5,125,006
LiveOne, Inc. (a)(b)	340,911	286,365
Madison Square Garden Entertainment Corp. (a)(b)	127,110	8,616,787
Madison Square Garden Sports Corp. (a)	79,218	12,980,661
Marcus Corp. (a)(b)	110,490	1,731,378
Motorsport Games, Inc. Class A (a)(b)	18,828	12,050
Playstudios, Inc. Class A (a)(b)	409,559	2,567,935
Playtika Holding Corp. (a)	515,828	7,639,413
Reading International, Inc. Class A (a)	97,778	361,779
Redbox Entertainment, Inc. (a)(b)	51,985	349,339
Reservoir Media, Inc. (a)(b)	166,252	1,240,240
Roku, Inc. Class A (a)	593,569	56,329,698
Sciplay Corp. (A Shares) (a)	124,635	1,777,295
Skillz, Inc. (a)(b)	1,331,730	2,530,287
Warner Music Group Corp. Class A	583,596	17,326,965
World Wrestling Entertainment, Inc. Class A (b)	220,740	14,738,810
		185,820,286
Interactive Media & Services - 1.0%
Angi, Inc. (a)(b)	361,835	1,986,474
Autoweb, Inc. (a)(b)	46,024	23,081
Bumble, Inc. (a)	364,743	10,395,176
CarGurus, Inc. Class A (a)	444,080	11,244,106
Cars.com, Inc. (a)	332,537	3,441,758
Creatd, Inc. (a)(b)	56,612	62,839
DHI Group, Inc. (a)	228,720	1,534,711
Eventbrite, Inc. (a)(b)	386,224	4,530,408
EverQuote, Inc. Class A (a)	106,299	951,376
fuboTV, Inc. (a)(b)	784,831	2,582,094
IAC (a)	422,164	36,010,589
Izea Worldwide, Inc. (a)	295,985	272,602
Kubient, Inc. (a)(b)	56,956	58,095
Liberty TripAdvisor Holdings, Inc. (a)	387,146	402,632
MediaAlpha, Inc. Class A (a)	110,976	1,120,858
NerdWallet, Inc.	38,579	448,674
Nextdoor Holdings, Inc. (a)	362,859	1,030,520
Outbrain, Inc. (b)	54,752	336,177
Paltalk, Inc. (b)	16,328	33,146
Pinterest, Inc. Class A (a)	2,873,260	56,459,559
Professional Diversity Network, Inc. (a)(b)	32,999	28,214
QuinStreet, Inc. (a)	249,009	2,739,099
Snap, Inc. Class A (a)	5,463,583	77,091,156
Society Pass, Inc. (b)	22,446	46,014
Super League Gaming, Inc. (a)(b)	187,662	221,441
System1, Inc. (a)(b)	92,881	942,742
The Arena Group Holdings, Inc. (b)	33,235	365,253
Travelzoo, Inc. (a)(b)	36,001	244,447
TripAdvisor, Inc. (a)(b)	502,238	12,475,592
TrueCar, Inc. (a)	478,212	1,592,446
Vimeo, Inc. (a)	793,155	6,892,517
Wejo Group Ltd. (a)	218,018	401,153
Yelp, Inc. (a)	351,315	10,332,174
Zedge, Inc. (a)	64,075	340,879
Ziff Davis, Inc. (a)	243,198	18,565,735
ZipRecruiter, Inc. (a)	65,315	1,173,057
Zoominfo Technologies, Inc. (a)	1,532,094	61,881,277
		328,258,071
Media - 1.5%
AdTheorent Holding Co., Inc. Class A (a)(b)	231,845	2,181,661
Advantage Solutions, Inc. Class A (a)(b)	528,113	2,270,886
Altice U.S.A., Inc. Class A (a)	1,138,409	12,955,094
AMC Networks, Inc. Class A (a)	147,070	5,773,968
Audacy, Inc. Class A (a)	569,990	991,783
Beasley Broadcast Group, Inc. Class A (a)	105,250	154,718
Boston Omaha Corp. (a)(b)	94,454	2,063,820
BuzzFeed, Inc. (a)	109,291	392,901
Cable One, Inc.	24,999	32,576,197
Cardlytics, Inc. (a)	166,435	4,312,331
Cbdmd, Inc. (a)(b)	210,116	145,001
Clear Channel Outdoor Holdings, Inc. (a)	2,378,560	3,758,125
comScore, Inc. (a)(b)	415,098	801,139
Creative Realities, Inc. (a)(b)	129,728	84,336
Cumulus Media, Inc. (a)	90,048	1,085,078
Daily Journal Corp. (a)	4,676	1,289,734
DallasNews Corp.	24,505	163,693
Digital Media Solutions, Inc. Class A (a)(b)	84,770	140,718
Direct Digital Holdings, Inc. (a)(b)	12,589	22,534
E.W. Scripps Co. Class A (a)	285,443	4,529,980
Emerald Holding, Inc. (a)	168,010	562,834
Entravision Communication Corp. Class A	291,087	1,522,385
Fluent, Inc. (a)(b)	318,758	411,198
Gannett Co., Inc. (a)(b)	681,284	2,677,446
Gray Television, Inc.	448,294	8,840,358
Harte-Hanks, Inc. (a)	9,256	83,859
Hemisphere Media Group, Inc. (a)	117,390	805,295
IDW Media Holdings, Inc. Class B (b)	17,915	26,156
iHeartMedia, Inc. (a)	548,794	6,475,769
Innovid Corp. (a)	169,926	645,719
Insignia Systems, Inc. (a)(b)	9,045	95,696
Integral Ad Science Holding Corp.	78,160	951,989
John Wiley & Sons, Inc. Class A	222,870	11,803,195
Lee Enterprises, Inc. (a)	26,628	581,822
Liberty Broadband Corp.:
Class A (a)	18,072	2,204,965
Class C (a)	807,755	101,106,693
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	85,942	2,181,208
Liberty Braves Class C (a)	156,755	3,848,335
Liberty Formula One Group Series C (a)	1,104,130	68,776,258
Liberty Media Class A (a)	24,994	1,425,158
Liberty SiriusXM Series A (a)(b)	391,880	16,188,563
Liberty SiriusXM Series C (a)	799,861	32,874,287
Loyalty Ventures, Inc. (a)	97,147	1,029,758
Magnite, Inc. (a)	576,413	6,334,779
Marchex, Inc. Class B (a)	166,104	320,581
Mediaco Holding, Inc. (a)	11,363	40,907
Mobiquity Technologies, Inc. (a)	3,619	2,983
National CineMedia, Inc.	228,094	280,556
Nexstar Broadcasting Group, Inc. Class A	206,333	36,153,668
Nextplay Technologies, Inc. (a)(b)	381,615	82,162
PubMatic, Inc. (a)(b)	137,237	2,736,506
Saga Communications, Inc. Class A	25,989	590,730
Salem Communications Corp. Class A (a)	85,057	236,458
Scholastic Corp.	154,127	5,784,386
Sinclair Broadcast Group, Inc. Class A	244,694	5,928,936
Sirius XM Holdings, Inc. (b)	4,582,428	29,327,539
SPAR Group, Inc. (a)(b)	79,233	97,457
Stagwell, Inc. (a)	376,549	2,978,503
Stran & Co., Inc. (a)(b)	36,934	79,777
TechTarget, Inc. (a)	134,192	9,539,709
TEGNA, Inc.	1,117,375	24,470,513
The New York Times Co. Class A	843,253	29,083,796
Thryv Holdings, Inc. (a)	85,361	2,235,605
Townsquare Media, Inc. (a)	69,422	683,807
Troika Media Group, Inc. (a)(b)	35,394	37,164
Urban One, Inc.:
Class A (a)	30,073	388,543
Class D (non-vtg.) (a)	128,027	838,577
WideOpenWest, Inc. (a)	267,342	5,876,177
Xcel Brands, Inc. (a)	41,881	62,403
		505,004,865
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	337,233	6,832,341
KORE Group Holdings, Inc. (a)(b)	164,057	682,477
NII Holdings, Inc. (a)(c)	487,940	126,864
Shenandoah Telecommunications Co.	245,111	5,627,749
Spok Holdings, Inc.	105,196	739,528
SurgePays, Inc. (a)(b)	14,190	65,274
Telephone & Data Systems, Inc.	499,191	8,850,656
U.S. Cellular Corp. (a)	73,527	2,258,014
		25,182,903
TOTAL COMMUNICATION SERVICES		1,214,207,588
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.9%
Adient PLC (a)	476,289	16,855,868
American Axle & Manufacturing Holdings, Inc. (a)	561,184	4,551,202
Autoliv, Inc.	397,402	31,823,952
Cooper-Standard Holding, Inc. (a)	93,426	525,054
Dana, Inc.	721,493	11,947,924
Dorman Products, Inc. (a)	143,687	14,519,571
Fox Factory Holding Corp. (a)	213,302	17,495,030
Garrett Motion, Inc. (a)(b)	300,509	1,815,074
Gentex Corp.	1,191,047	37,017,741
Gentherm, Inc. (a)	168,665	11,627,765
Holley, Inc. (a)(b)	183,132	1,921,055
Horizon Global Corp. (a)	113,656	273,911
LCI Industries	127,963	15,294,138
Lear Corp.	301,185	42,455,038
Luminar Technologies, Inc. (a)(b)	1,146,353	11,853,290
Modine Manufacturing Co. (a)	264,171	3,122,501
Motorcar Parts of America, Inc. (a)(b)	104,378	1,547,926
Patrick Industries, Inc.	112,983	6,791,408
QuantumScape Corp. Class A (a)(b)	1,289,405	16,491,490
Solid Power, Inc. (a)(b)	555,254	5,013,944
Standard Motor Products, Inc.	96,630	3,860,369
Stoneridge, Inc. (a)	141,634	2,928,991
Strattec Security Corp. (a)	19,687	687,076
Superior Industries International, Inc. (a)	140,507	583,104
Sypris Solutions, Inc. (a)(b)	64,706	139,765
Tenneco, Inc. (a)	379,547	6,569,959
The Goodyear Tire & Rubber Co. (a)	1,417,560	18,314,875
Unique Fabricating, Inc. (a)(b)	27,270	38,723
Visteon Corp. (a)	140,622	15,779,195
Worksport Ltd. (a)(b)	98,832	193,711
XL Fleet Corp. (Class A) (a)(b)	452,598	547,644
XPEL, Inc. (a)(b)	83,476	4,309,031
		306,896,325
Automobiles - 0.5%
Arcimoto, Inc. (a)(b)	161,898	647,592
AYRO, Inc. (a)(b)	120,899	126,944
Canoo, Inc. (a)(b)	710,724	2,380,925
Electric Last Mile Solutions, Inc. (a)(b)	278,729	168,380
Faraday Future Intelligent Electric, Inc. (a)(b)	863,494	2,849,530
Fisker, Inc. (a)(b)	710,850	7,378,623
Harley-Davidson, Inc.	775,760	27,291,237
Lordstown Motors Corp. Class A (a)(b)	584,914	1,210,772
Lucid Group, Inc. Class A (a)(b)	2,822,303	56,954,075
Mullen Automotive, Inc. (a)(b)	57,646	80,704
Rivian Automotive, Inc.	808,637	25,391,202
Thor Industries, Inc. (b)	280,447	21,305,559
Volcon, Inc.	74,636	101,505
Winnebago Industries, Inc.	168,866	8,350,424
Workhorse Group, Inc. (a)(b)	757,186	2,339,705
		156,577,177
Distributors - 0.0%
Amcon Distributing Co.	4	626
Educational Development Corp.	33,761	151,925
Funko, Inc. (a)	130,187	2,651,909
Kaival Brands Innovations Group, Inc. (a)	70,772	91,296
Weyco Group, Inc.	40,891	1,144,948
		4,040,704
Diversified Consumer Services - 0.9%
2U, Inc. (a)	369,747	3,446,042
ADT, Inc.	740,702	5,540,451
Adtalem Global Education, Inc. (a)	253,615	8,272,921
American Public Education, Inc. (a)	98,649	1,375,167
Amesite, Inc. (a)(b)	82,319	49,408
Aspen Group, Inc. (a)(b)	111,747	118,452
Bright Horizons Family Solutions, Inc. (a)	303,796	27,508,728
Carriage Services, Inc.	78,447	3,166,905
Chegg, Inc. (a)	693,178	13,489,244
Coursera, Inc. (a)	420,007	7,102,318
Duolingo, Inc. (a)(b)	44,633	3,731,765
European Wax Center, Inc. (b)	73,958	1,959,887
Frontdoor, Inc. (a)	428,747	10,607,201
Graham Holdings Co.	19,765	12,116,340
Grand Canyon Education, Inc. (a)	198,618	17,710,767
H&R Block, Inc.	827,621	29,165,364
Laureate Education, Inc. Class A	743,244	9,461,496
Lincoln Educational Services Corp. (a)	123,695	764,435
Mister Car Wash, Inc. (b)	202,622	2,459,831
Nerdy, Inc. Class A (a)	293,770	843,120
OneSpaWorld Holdings Ltd. (a)(b)	297,189	2,793,577
Perdoceo Education Corp. (a)	356,104	3,885,095
PowerSchool Holdings, Inc. (b)	208,496	2,666,664
Regis Corp. (a)(b)	212,302	163,069
Rover Group, Inc. Class A (a)	411,553	2,230,617
Service Corp. International	830,979	58,193,459
StoneMor, Inc. (a)	168,067	576,470
Strategic Education, Inc.	112,566	7,409,094
Stride, Inc. (a)	215,639	8,433,641
Terminix Global Holdings, Inc. (a)	608,649	26,421,453
The Beachbody Co., Inc. (a)(b)	549,760	1,231,462
Udemy, Inc. (b)	72,508	1,069,493
Universal Technical Institute, Inc. (a)	169,387	1,538,034
Vivint Smart Home, Inc. Class A (a)(b)	202,487	1,206,823
WW International, Inc. (a)	259,596	1,840,536
Xpresspa Group, Inc. (a)(b)	613,043	457,085
Zovio, Inc. (a)	150,466	118,973
		279,125,387
Hotels, Restaurants & Leisure - 2.7%
Accel Entertainment, Inc. (a)	297,014	3,216,662
Airbnb, Inc. Class A (a)	1,749,882	211,508,237
Allied Esports Entertainment, Inc. (a)(b)	92,724	140,940
ARAMARK Holdings Corp.	1,292,442	44,550,476
Ark Restaurants Corp. (b)	10,530	179,010
Bally's Corp. (a)(b)	147,101	3,845,220
BBQ Holdings, Inc. (a)	52,255	660,503
Biglari Holdings, Inc. (a)	352	237,596
Biglari Holdings, Inc. (a)	4,721	631,245
BJ's Restaurants, Inc. (a)	114,032	2,995,621
Bloomin' Brands, Inc. (b)	406,780	8,587,126
Bluegreen Vacations Holding Corp. Class A	69,430	1,934,320
Bowlero Corp. Class A (a)	199,347	2,228,699
Boyd Gaming Corp.	413,628	24,308,918
Brinker International, Inc. (a)	223,953	6,796,974
BurgerFi International, Inc. (a)	61,243	214,963
Canterbury Park Holding Co.	1,838	40,179
Carrols Restaurant Group, Inc. (b)	207,523	381,842
Century Casinos, Inc. (a)	154,192	1,347,638
Choice Hotels International, Inc.	165,441	21,158,249
Churchill Downs, Inc.	174,108	35,244,682
Chuy's Holdings, Inc. (a)	101,358	2,289,677
Cracker Barrel Old Country Store, Inc.	119,015	12,140,720
Dave & Buster's Entertainment, Inc. (a)	194,109	7,354,790
Denny's Corp. (a)	312,038	3,232,714
Dine Brands Global, Inc.	87,286	6,414,648
Draftkings Holdings, Inc. (a)(b)	1,786,927	24,212,861
Drive Shack, Inc. (a)(b)	470,161	752,258
Dutch Bros, Inc. (b)	122,658	4,605,808
Ebet, Inc. (a)(b)	11,192	34,359
El Pollo Loco Holdings, Inc. (a)	107,377	1,112,426
Elys Game Technology Corp. (a)(b)	28,916	30,362
Esports Entertainment Group, Inc. (a)(b)	112,027	51,532
Everi Holdings, Inc. (a)	455,458	8,152,698
F45 Training Holdings, Inc.	117,234	745,608
FAT Brands, Inc.:
Class A (b)	12,072	83,780
Class B	16,924	104,083
Fiesta Restaurant Group, Inc. (a)	95,111	708,577
First Watch Restaurant Group, Inc.	54,121	860,524
Flanigans Enterprises, Inc.	5,326	193,866
Full House Resorts, Inc. (a)	171,280	1,205,811
GAN Ltd. (a)(b)	230,006	775,120
Golden Entertainment, Inc. (a)	102,239	4,833,860
Good Times Restaurants, Inc. (a)	50,196	138,039
Hall of Fame Resort & Entertainment Co. (a)(b)	305,096	203,957
Hilton Grand Vacations, Inc. (a)	446,406	20,423,075
Hyatt Hotels Corp. Class A (a)	252,732	22,338,981
Inspired Entertainment, Inc. (a)	132,508	1,457,588
Jack in the Box, Inc.	105,550	7,209,065
Krispy Kreme, Inc. (b)	152,418	2,258,835
Kura Sushi U.S.A., Inc. Class A (a)	21,902	825,486
Life Time Group Holdings, Inc. (b)	190,472	2,790,415
Light & Wonder, Inc. Class A (a)	486,025	25,662,120
Lindblad Expeditions Holdings (a)	150,330	2,158,739
Lottery.Com, Inc. (a)(b)	177,218	242,789
Marriott Vacations Worldwide Corp.	214,473	31,681,952
Membership Collective Group, Inc. Class A (b)	161,472	1,435,486
Monarch Casino & Resort, Inc. (a)	65,998	4,477,964
Muscle Maker, Inc. (a)(b)	61,384	23,486
Nathan's Famous, Inc.	15,744	803,731
Noodles & Co. (a)	199,278	1,315,235
Papa John's International, Inc.	162,706	14,319,755
Planet Fitness, Inc. (a)	420,035	29,557,863
Playa Hotels & Resorts NV (a)	668,225	5,773,464
PlayAGS, Inc. (a)	146,504	849,723
Portillo's, Inc.	110,756	2,056,739
Potbelly Corp. (a)	129,369	719,292
Rave Restaurant Group, Inc. (a)	99,363	89,635
RCI Hospitality Holdings, Inc.	39,581	2,285,011
Red Robin Gourmet Burgers, Inc. (a)(b)	86,095	847,175
Red Rock Resorts, Inc. (b)	265,648	10,288,547
Rush Street Interactive, Inc. (a)(b)	262,254	1,563,034
Ruth's Hospitality Group, Inc.	156,051	2,876,020
SeaWorld Entertainment, Inc. (a)	254,500	13,788,810
Shake Shack, Inc. Class A (a)	195,712	9,521,389
Six Flags Entertainment Corp. (a)	388,547	11,403,854
Sonder Holdings, Inc. (a)	440,539	991,213
Sweetgreen, Inc. Class A (b)	68,271	1,247,994
Target Hospitality Corp. (a)	134,687	855,262
Texas Roadhouse, Inc. Class A	352,561	27,489,181
The Cheesecake Factory, Inc.	242,895	7,932,951
The ONE Group Hospitality, Inc. (a)	128,293	1,153,354
Travel+Leisure Co.	433,856	22,174,380
Vacasa, Inc. Class A (a)(b)	483,738	2,152,634
Vail Resorts, Inc.	203,810	51,402,920
Wendy's Co.	886,418	16,522,832
Wingstop, Inc.	149,843	11,936,493
Wyndham Hotels & Resorts, Inc.	469,476	37,619,112
Xponential Fitness, Inc. (b)	55,446	1,046,820
		864,017,582
Household Durables - 1.0%
Aterian, Inc. (a)(b)	217,525	702,606
Bassett Furniture Industries, Inc.	47,780	777,858
Beazer Homes U.S.A., Inc. (a)	145,020	2,350,774
Cavco Industries, Inc. (a)	42,795	9,507,337
Century Communities, Inc.	148,730	8,086,450
Cricut, Inc. (a)(b)	183,894	1,496,897
Dixie Group, Inc. (a)	67,566	135,132
Dream Finders Homes, Inc. (a)(b)	89,670	1,583,572
Emerson Radio Corp. (a)	23,944	16,042
Ethan Allen Interiors, Inc.	110,899	2,579,511
Flexsteel Industries, Inc.	35,007	681,936
GoPro, Inc. Class A (a)	654,731	4,524,191
Green Brick Partners, Inc. (a)	246,445	5,993,542
Hamilton Beach Brands Holding Co. Class A	38,900	401,448
Harbor Custom Development, Inc. (a)(b)	66,459	120,955
Helen of Troy Ltd. (a)	121,725	22,542,253
Hooker Furnishings Corp.	60,638	1,048,431
Hovnanian Enterprises, Inc. Class A (a)	25,080	1,283,845
Installed Building Products, Inc.	117,701	11,245,154
iRobot Corp. (a)(b)	134,888	6,419,320
KB Home	429,779	14,823,078
Koss Corp. (a)(b)	33,908	236,000
La-Z-Boy, Inc.	221,947	5,666,307
Landsea Homes Corp. (a)	73,275	526,115
Legacy Housing Corp. (a)	56,099	878,510
Leggett & Platt, Inc. (b)	671,416	26,299,365
LGI Homes, Inc. (a)	107,010	10,485,910
Lifetime Brands, Inc.	61,693	703,917
Live Ventures, Inc. (a)	8,175	310,650
Lovesac (a)	68,974	2,402,364
M.D.C. Holdings, Inc.	284,552	10,864,195
M/I Homes, Inc. (a)	146,109	6,830,596
Meritage Homes Corp. (a)	188,583	16,088,016
Nova LifeStyle, Inc. (a)	18,912	13,808
Purple Innovation, Inc. (a)(b)	287,236	1,487,882
Skyline Champion Corp. (a)	266,361	14,151,760
Snap One Holdings Corp. (a)	74,151	915,765
Sonos, Inc. (a)(b)	643,251	14,235,145
Taylor Morrison Home Corp. (a)	617,358	17,884,861
Tempur Sealy International, Inc.	970,233	25,585,044
Toll Brothers, Inc.	569,035	28,719,196
TopBuild Corp. (a)	166,015	32,748,119
Traeger, Inc. (a)(b)	133,259	632,980
TRI Pointe Homes, Inc. (a)	554,974	11,693,302
Tupperware Brands Corp. (a)(b)	253,479	1,680,566
Universal Electronics, Inc. (a)	70,437	1,887,712
Vizio Holding Corp. (a)	175,283	1,554,760
VOXX International Corp. (a)(b)	82,626	692,406
Vuzix Corp. (a)(b)	291,771	1,896,512
Weber, Inc. (b)	97,852	756,396
ZAGG, Inc. rights (a)(c)	138,785	12,491
		334,160,982
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	128,831	1,257,391
1847 Goedeker, Inc. (a)(b)	582,669	908,964
1stDibs.com, Inc. (b)	32,936	188,065
BARK, Inc. (a)(b)	404,528	1,011,320
Boxed, Inc. Class A (a)(b)	254,651	1,858,952
CarParts.com, Inc. (a)(b)	226,568	1,715,120
Chewy, Inc. (a)(b)	449,749	11,153,775
ContextLogic, Inc. (a)(b)	1,661,019	2,923,393
Digital Brands Group, Inc.	13,231	2,416
Doordash, Inc. (a)	817,049	62,839,239
Duluth Holdings, Inc. (a)	66,419	828,245
Groupon, Inc. (a)(b)	102,180	1,578,681
iMedia Brands, Inc. (a)	74,047	140,689
iPower, Inc. (b)	15,923	18,948
Kidpik Corp.	17,545	33,336
Lands' End, Inc. (a)(b)	67,206	779,590
Liquidity Services, Inc. (a)	138,044	1,871,877
Lulu's Fashion Lounge Holdings, Inc. (b)	28,928	542,979
Overstock.com, Inc. (a)(b)	216,568	6,711,442
PARTS iD, Inc. (a)(b)	15,164	18,955
PetMed Express, Inc.	104,303	2,297,795
Porch Group, Inc. Class A (a)(b)	374,787	1,544,122
Poshmark, Inc. (a)	180,885	1,977,073
Quotient Technology, Inc. (a)(b)	441,110	1,843,840
Qurate Retail, Inc. Series A	1,787,128	6,451,532
Remark Holdings, Inc. (a)(b)	535,884	257,224
Rent the Runway, Inc. Class A (b)	68,828	298,025
Revolve Group, Inc. (a)(b)	199,091	5,849,294
RumbleON, Inc. Class B (a)	42,734	679,898
Shutterstock, Inc.	117,325	7,062,965
Stitch Fix, Inc. (a)	409,121	3,465,255
The RealReal, Inc. (a)	394,026	1,292,405
thredUP, Inc. (a)(b)	258,165	1,079,130
Trxade Health, Inc. (a)(b)	24,734	38,585
Vivid Seats, Inc. Class A (b)	118,419	1,081,165
Waitr Holdings, Inc. (a)(b)	537,068	98,821
Wayfair LLC Class A (a)(b)	393,028	23,341,933
Xometry, Inc. (b)	34,589	1,176,372
		156,218,811
Leisure Products - 0.7%
Acushnet Holdings Corp.	172,422	7,017,575
American Outdoor Brands, Inc. (a)	79,625	921,261
AMMO, Inc. (a)(b)	454,022	2,006,777
Brunswick Corp.	388,624	29,236,184
Callaway Golf Co. (a)(b)	593,069	12,875,528
Clarus Corp.	136,815	2,997,617
Escalade, Inc.	50,948	682,194
Genius Brands International, Inc. (a)(b)	1,563,179	1,188,016
JAKKS Pacific, Inc. (a)	37,702	464,866
Johnson Outdoors, Inc. Class A	35,799	2,333,021
Latham Group, Inc. (a)(b)	162,322	1,543,682
Malibu Boats, Inc. Class A (a)	105,850	6,202,810
Marine Products Corp.	62,860	667,573
MasterCraft Boat Holdings, Inc. (a)	94,021	2,200,091
Mattel, Inc. (a)(b)	1,768,195	44,417,058
Nautilus, Inc. (a)(b)	178,004	373,808
Peloton Interactive, Inc. Class A (a)(b)	1,526,709	21,312,858
Polaris, Inc.	287,490	30,632,060
Smith & Wesson Brands, Inc.	241,813	3,743,265
Solo Brands, Inc. Class A (b)	71,760	360,953
Sturm, Ruger & Co., Inc.	89,021	6,043,636
Vinco Ventures, Inc. (a)(b)	616,427	1,417,782
Vista Outdoor, Inc. (a)	285,309	10,995,809
YETI Holdings, Inc. (a)	441,806	20,212,625
		209,847,049
Multiline Retail - 0.3%
Big Lots, Inc.	156,567	3,834,326
Dillard's, Inc. Class A (b)	20,290	6,117,029
Franchise Group, Inc.	137,979	5,473,627
Kohl's Corp.	700,927	28,261,377
Macy's, Inc.	1,507,685	35,656,750
Nordstrom, Inc.	563,991	14,906,282
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	296,185	13,911,809
Tuesday Morning Corp. (a)(b)	304,213	152,107
		108,313,307
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	285,710	5,839,912
Academy Sports & Outdoors, Inc.	441,394	14,791,113
America's Car Mart, Inc. (a)	30,490	3,305,116
American Eagle Outfitters, Inc. (b)	774,596	9,380,358
Arhaus, Inc. (b)	65,792	380,936
Arko Corp.	335,412	3,028,770
Asbury Automotive Group, Inc. (a)	116,607	21,123,358
AutoNation, Inc. (a)	201,673	24,112,024
Barnes & Noble Education, Inc. (a)	206,047	517,178
Bed Bath & Beyond, Inc. (a)(b)	481,830	4,167,830
Big 5 Sporting Goods Corp. (b)	111,247	1,418,399
Boot Barn Holdings, Inc. (a)	150,173	12,118,961
Brilliant Earth Group, Inc. Class A (b)	48,552	220,912
Build-A-Bear Workshop, Inc. (b)	80,246	1,636,216
Burlington Stores, Inc. (a)	336,522	56,636,653
Caleres, Inc.	189,994	5,407,229
Camping World Holdings, Inc. (b)	206,137	5,592,497
CarLotz, Inc. Class A (a)(b)	419,058	233,834
Carvana Co. Class A (a)(b)	500,245	14,727,213
Chico's FAS, Inc. (a)	621,253	3,075,202
Citi Trends, Inc. (a)	45,399	1,356,522
Conn's, Inc. (a)(b)	92,987	1,227,428
Designer Brands, Inc. Class A (b)	313,003	4,860,937
Destination XL Group, Inc. (a)	187,375	876,915
Dick's Sporting Goods, Inc.	317,305	25,774,685
Enjoy Technology, Inc. (a)	184,893	51,899
Envela Corp. (a)(b)	20,855	110,529
EVgo, Inc. Class A (a)(b)	351,612	3,368,443
Express, Inc. (a)(b)	358,761	1,065,520
Five Below, Inc. (a)	283,729	37,052,170
Floor & Decor Holdings, Inc. Class A (a)	534,878	40,351,196
Foot Locker, Inc.	440,416	14,524,920
GameStop Corp. Class A (a)(b)	311,749	38,887,570
Gap, Inc.	1,076,758	11,876,641
Genesco, Inc. (a)	70,290	3,958,030
Group 1 Automotive, Inc.	86,612	15,554,649
GrowGeneration Corp. (a)(b)	270,696	1,394,084
Guess?, Inc. (b)	198,615	4,143,109
Haverty Furniture Companies, Inc.	74,130	2,094,914
Hibbett, Inc.	63,981	3,247,036
J.Jill, Inc. (a)	22,914	444,532
JOANN, Inc. (b)	63,602	514,540
Kirkland's, Inc. (a)(b)	69,028	399,672
Lazydays Holdings, Inc. (a)(b)	41,529	644,945
Leslie's, Inc. (a)(b)	688,749	13,375,506
Lithia Motors, Inc. Class A (sub. vtg.)	152,762	46,511,446
LL Flooring Holdings, Inc. (a)	149,407	1,794,378
LMP Automotive Holdings, Inc. (a)(b)	34,619	158,901
MarineMax, Inc. (a)	110,657	4,582,306
Monro, Inc.	170,635	8,091,512
Murphy U.S.A., Inc.	115,686	28,819,696
National Vision Holdings, Inc. (a)(b)	415,953	11,704,917
OneWater Marine, Inc. Class A (b)	59,279	2,027,342
Party City Holdco, Inc. (a)(b)	550,531	792,765
Penske Automotive Group, Inc.	151,771	17,474,913
Petco Health & Wellness Co., Inc. (a)(b)	413,263	6,595,677
Rent-A-Center, Inc.	305,037	8,400,719
RH (a)	87,626	25,418,550
Sally Beauty Holdings, Inc. (a)	550,539	8,346,171
Shift Technologies, Inc. Class A (a)(b)	268,269	279,000
Shoe Carnival, Inc.	86,388	2,354,937
Signet Jewelers Ltd.	264,959	15,791,556
Sleep Number Corp. (a)(b)	113,411	5,208,967
Sonic Automotive, Inc. Class A (sub. vtg.)	105,235	4,799,768
Sportsman's Warehouse Holdings, Inc. (a)	213,887	2,023,371
The Aaron's Co., Inc.	158,936	3,108,788
The Buckle, Inc.	149,123	4,900,182
The Cato Corp. Class A (sub. vtg.)	107,138	1,398,151
The Children's Place, Inc. (a)(b)	69,519	3,300,762
The Container Store Group, Inc. (a)	166,928	1,285,346
The ODP Corp. (a)	230,013	8,784,196
Tile Shop Holdings, Inc.	164,803	725,133
Tilly's, Inc.	116,032	960,745
Torrid Holdings, Inc. (b)	63,770	371,779
TravelCenters of America LLC (a)	60,385	2,358,034
Urban Outfitters, Inc. (a)	326,840	6,879,982
Victoria's Secret & Co. (a)	366,332	15,096,542
Volta, Inc. (a)(b)	581,630	1,430,810
Vroom, Inc. (a)(b)	600,457	858,654
Warby Parker, Inc. (a)(b)	52,573	892,690
Williams-Sonoma, Inc. (b)	367,926	47,065,094
Winmark Corp.	15,299	3,026,142
Zumiez, Inc. (a)(b)	97,971	3,214,429
		721,704,454
Textiles, Apparel & Luxury Goods - 1.3%
Allbirds, Inc. Class A (b)	125,677	686,196
Capri Holdings Ltd. (a)	743,969	36,261,049
Carter's, Inc.	211,821	16,320,808
Charles & Colvard Ltd. (a)	139,168	186,485
Columbia Sportswear Co.	173,808	13,518,786
Crocs, Inc. (a)	296,544	16,535,293
Crown Crafts, Inc.	3,686	22,816
Culp, Inc.	48,600	269,730
Deckers Outdoor Corp. (a)	137,371	36,892,356
Delta Apparel, Inc. (a)	31,236	915,527
Forward Industries, Inc. (NY Shares) (a)(b)	23,976	34,286
Fossil Group, Inc. (a)	237,326	1,741,973
G-III Apparel Group Ltd. (a)	222,244	5,569,435
Hanesbrands, Inc.	1,757,783	20,864,884
Kontoor Brands, Inc.	240,229	9,625,976
Lakeland Industries, Inc. (a)(b)	43,137	767,839
Levi Strauss & Co. Class A	493,749	8,966,482
lululemon athletica, Inc. (a)	593,596	173,739,613
Movado Group, Inc.	82,613	2,803,059
Oxford Industries, Inc.	79,724	7,267,640
PLBY Group, Inc. (a)(b)	118,234	1,047,553
Rocky Brands, Inc.	36,245	1,357,375
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	679,795	26,783,923
Steven Madden Ltd.	387,866	14,420,858
Superior Group of Companies, Inc.	52,240	940,320
Toughbuilt Industries, Inc. (a)(b)	4,483	21,249
Unifi, Inc. (a)	79,753	1,260,895
Vera Bradley, Inc. (a)(b)	134,235	914,140
Vince Holding Corp. (a)	16,868	131,064
Wolverine World Wide, Inc.	410,345	8,756,762
		408,624,372
TOTAL CONSUMER DISCRETIONARY		3,549,526,150
CONSUMER STAPLES - 3.3%
Beverages - 0.6%
Alkaline Water Co., Inc. (a)(b)	514,227	226,260
Boston Beer Co., Inc. Class A (a)	47,727	16,957,403
Celsius Holdings, Inc. (a)(b)	193,646	12,991,710
Coca-Cola Bottling Co. Consolidated	23,261	13,141,767
Duckhorn Portfolio, Inc. (a)	151,463	2,976,248
Eastside Distilling, Inc. (a)(b)	65,303	44,406
Keurig Dr. Pepper, Inc.	3,713,013	128,990,072
MGP Ingredients, Inc.	62,798	6,082,614
National Beverage Corp. (b)	118,164	5,864,479
REED'S, Inc. (a)(b)	414,878	82,893
Splash Beverage Group, Inc. (b)	133,510	277,701
Vintage Wine Estates, Inc. (a)	150,926	1,346,260
Willamette Valley Vineyards, Inc. (a)	13,774	85,950
Zevia PBC (b)	51,744	126,773
		189,194,536
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	515,285	15,741,957
Andersons, Inc.	152,133	5,721,722
BJ's Wholesale Club Holdings, Inc. (a)	685,618	39,676,714
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	89,331	7,179
warrants 11/4/28 (a)	89,331	2,936
warrants 11/4/28 (a)	89,331	1,298
Class A (a)(b)	136,497	450,440
Casey's General Stores, Inc.	186,902	39,163,445
Chefs' Warehouse Holdings (a)	164,028	5,860,720
Grocery Outlet Holding Corp. (a)(b)	439,402	16,807,127
HF Foods Group, Inc. (a)	178,017	945,270
Ingles Markets, Inc. Class A	71,565	6,373,579
MedAvail Holdings, Inc. (a)(b)	69,784	119,331
Natural Grocers by Vitamin Cottage, Inc.	54,508	962,611
Performance Food Group Co. (a)	780,314	33,818,809
PriceSmart, Inc.	119,859	9,424,513
Rite Aid Corp. (a)(b)	270,549	1,506,958
SpartanNash Co.	180,377	6,206,773
Sprouts Farmers Market LLC (a)	566,435	15,344,724
U.S. Foods Holding Corp. (a)	1,121,728	37,151,631
United Natural Foods, Inc. (a)(b)	294,213	12,477,573
Village Super Market, Inc. Class A	44,913	1,066,235
Weis Markets, Inc.	84,594	6,219,351
		255,050,896
Food Products - 1.3%
Alico, Inc.	24,270	1,023,466
AppHarvest, Inc. (a)(b)	332,917	1,052,018
Arcadia Biosciences, Inc. (a)(b)	124,045	169,942
B&G Foods, Inc. Class A (b)	329,112	7,441,222
Barfresh Food Group, Inc. (a)	24,651	124,488
Benson Hill, Inc. (a)(b)	676,594	2,341,015
Better Choice Co., Inc. (b)	96,041	250,667
Beyond Meat, Inc. (a)(b)	304,714	8,059,685
Blue Star Foods Corp. (b)	52,020	70,227
BRC, Inc. Class A (a)(b)	120,066	1,191,055
Bridgford Foods Corp. (a)	700	8,260
Bunge Ltd.	708,764	83,860,956
Cal-Maine Foods, Inc.	188,531	8,998,585
Calavo Growers, Inc.	86,584	2,948,185
Coffee Holding Co., Inc.	29,287	84,639
Darling Ingredients, Inc. (a)	816,028	65,339,362
Farmer Brothers Co. (a)	93,135	465,675
Flowers Foods, Inc.	1,000,964	27,626,606
Fresh Del Monte Produce, Inc.	165,319	4,222,247
Freshpet, Inc. (a)	240,043	17,275,895
Hostess Brands, Inc. Class A (a)	692,791	14,721,809
Ingredion, Inc.	334,733	31,695,868
J&J Snack Foods Corp.	75,097	9,628,937
John B. Sanfilippo & Son, Inc.	45,785	3,497,058
Laird Superfood, Inc. (a)	19,802	47,327
Lancaster Colony Corp.	99,208	12,093,455
Landec Corp. (a)	138,002	1,311,019
Lifeway Foods, Inc. (a)(b)	26,868	144,550
Limoneira Co. (b)	79,794	951,942
Local Bounti Corp. (a)(b)	116,449	632,318
Mission Produce, Inc. (a)(b)	190,065	2,541,169
Nuzee, Inc. (a)	59,370	81,337
Pilgrim's Pride Corp. (a)	246,107	8,200,285
Post Holdings, Inc. (a)	285,586	23,483,737
RiceBran Technologies (a)(b)	192,813	144,571
Rocky Mountain Chocolate Factory, Inc. (a)	6,207	41,463
S&W Seed Co. (a)(b)	104,603	132,846
Sanderson Farms, Inc.	106,787	21,304,007
Seaboard Corp.	1,308	5,414,309
Seneca Foods Corp. Class A (a)	39,186	2,227,724
Sovos Brands, Inc.	124,474	1,757,573
Stryve Foods, Inc. (a)(b)	41,347	50,443
Tattooed Chef, Inc. (a)(b)	242,885	1,758,487
The Hain Celestial Group, Inc. (a)	458,015	12,068,695
The Real Good Food Co., Inc.	11,759	79,256
The Simply Good Foods Co. (a)	425,605	17,007,176
The Vita Coco Co., Inc.	59,319	727,251
Tootsie Roll Industries, Inc.	88,141	2,914,823
TreeHouse Foods, Inc. (a)	281,136	11,560,312
Utz Brands, Inc. Class A (b)	320,627	4,488,778
Vital Farms, Inc. (a)(b)	128,844	1,275,556
Whole Earth Brands, Inc. Class A (a)	208,050	1,423,062
		425,961,338
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,867	400,611
Central Garden & Pet Co. Class A (non-vtg.) (a)	239,811	10,151,200
Energizer Holdings, Inc.	327,878	9,833,061
Ocean Bio-Chem, Inc.	18,384	124,276
Oil-Dri Corp. of America	26,804	637,131
Reynolds Consumer Products, Inc.	270,871	7,373,109
Spectrum Brands Holdings, Inc.	204,457	17,939,057
WD-40 Co. (b)	68,814	12,991,395
		59,449,840
Personal Products - 0.3%
BellRing Brands, Inc. (a)	559,564	14,632,599
Coty, Inc. Class A (a)	1,738,654	12,327,057
Cyanotech Corp. (a)	23,119	69,357
Edgewell Personal Care Co.	271,762	9,892,137
elf Beauty, Inc. (a)	238,793	6,356,670
Guardion Health Sciences, Inc. (a)(b)	98,666	16,477
Herbalife Nutrition Ltd. (a)	499,699	10,888,441
Inter Parfums, Inc.	88,318	6,517,868
Jupiter Wellness, Inc. (a)(b)	53,447	43,479
Lifemd, Inc. (a)(b)	114,147	256,831
LifeVantage Corp.	66,567	273,590
Mannatech, Inc.	4,424	110,379
MediFast, Inc.	59,007	9,839,417
Natural Alternatives International, Inc. (a)	22,260	231,059
Natural Health Trends Corp.	34,256	237,394
Nature's Sunshine Products, Inc. (a)	59,559	720,068
Newage, Inc. (a)(b)	741,952	267,103
Nu Skin Enterprises, Inc. Class A	248,779	11,605,540
Olaplex Holdings, Inc.	362,182	5,838,374
Revlon, Inc. (a)(b)	41,160	172,460
Summer Infant, Inc. (a)(b)	7,793	91,256
The Beauty Health Co. (a)(b)	480,787	6,860,830
The Honest Co., Inc.	143,460	493,502
Thorne HealthTech, Inc. (b)	30,941	182,242
United-Guardian, Inc.	6,088	120,847
USANA Health Sciences, Inc. (a)	56,698	3,987,570
Veru, Inc. (a)(b)	307,399	3,977,743
Zivo Bioscience, Inc. (b)	305,209	970,565
		106,980,855
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	875,399	1,593,226
Turning Point Brands, Inc.	70,209	2,052,911
Universal Corp.	126,858	8,078,317
Vector Group Ltd.	665,482	8,192,083
		19,916,537
TOTAL CONSUMER STAPLES		1,056,554,002
ENERGY - 5.0%
Energy Equipment & Services - 0.9%
Archrock, Inc.	677,543	6,795,756
Bristow Group, Inc. (a)	118,583	3,769,754
Cactus, Inc.	298,898	15,668,233
Championx Corp.	1,020,423	23,745,243
Core Laboratories NV (b)	219,232	6,177,958
DMC Global, Inc. (a)	96,314	2,665,008
Dril-Quip, Inc. (a)	177,200	5,571,168
ENGlobal Corp. (a)(b)	111,051	127,709
Enservco Corp. (a)	71,004	171,120
Expro Group Holdings NV (a)(b)	141,964	1,940,648
Exterran Corp. (a)	130,068	794,715
Forum Energy Technologies, Inc. (a)(b)	16,401	405,761
Geospace Technologies Corp. (a)	67,953	415,872
Gulf Island Fabrication, Inc. (a)	52,849	178,101
Helix Energy Solutions Group, Inc. (a)(b)	680,299	3,156,587
Helmerich & Payne, Inc.	533,610	26,867,264
Independence Contract Drilling, Inc. (a)	58,814	228,786
KLX Energy Services Holdings, Inc. (a)(b)	40,000	244,400
Liberty Oilfield Services, Inc. Class A (a)	538,414	8,759,996
Mammoth Energy Services, Inc. (a)	90,574	194,734
MIND Technology, Inc. (a)	40,167	36,958
Nabors Industries Ltd. (a)	39,885	6,651,621
Natural Gas Services Group, Inc. (a)	53,446	761,606
NCS Multistage Holdings, Inc. (a)	4,209	169,623
Newpark Resources, Inc. (a)	477,635	2,053,831
Nextier Oilfield Solutions, Inc. (a)	816,495	8,899,796
Nine Energy Service, Inc. (a)	71,748	224,571
Noble Corp. (a)(b)	303,577	11,013,774
NOV, Inc.	1,979,976	39,599,520
Oceaneering International, Inc. (a)	507,744	6,458,504
Oil States International, Inc. (a)	302,310	2,339,879
Patterson-UTI Energy, Inc.	1,081,936	20,643,339
Profire Energy, Inc. (a)	142,979	190,162
ProPetro Holding Corp. (a)	419,346	5,472,465
Ranger Energy Services, Inc. Class A (a)	20,610	215,993
RPC, Inc. (a)(b)	350,000	3,276,000
SEACOR Marine Holdings, Inc. (a)	107,631	957,916
Select Energy Services, Inc. Class A (a)	351,766	2,979,458
Smart Sand, Inc. (a)	125,194	423,156
Solaris Oilfield Infrastructure, Inc. Class A	143,018	1,927,883
Superior Drilling Products, Inc. (a)(b)	61,142	63,893
TechnipFMC PLC (a)	2,135,406	17,595,745
TETRA Technologies, Inc. (a)	663,066	3,328,591
Tidewater, Inc. (a)	206,998	5,268,099
Transocean Ltd. (United States) (a)(b)	3,040,301	12,526,040
U.S. Silica Holdings, Inc. (a)	375,300	6,635,304
U.S. Well Services, Inc. (a)(b)	204,925	155,804
Valaris Ltd. (a)(b)	331,583	19,712,609
Weatherford International PLC (a)	328,330	11,110,687
		298,571,640
Oil, Gas & Consumable Fuels - 4.1%
Adams Resources & Energy, Inc.	11,784	432,355
Aemetis, Inc. (a)(b)	145,977	1,183,873
Alto Ingredients, Inc. (a)(b)	366,771	1,632,131
American Resources Corp. (a)(b)	289,127	479,951
Amplify Energy Corp. (a)	197,382	1,754,726
Antero Midstream GP LP	1,643,376	17,847,063
Antero Resources Corp. (a)	1,439,907	61,743,212
Arch Resources, Inc.	77,226	11,803,222
Archaea Energy, Inc. (a)(b)	205,723	4,102,117
Barnwell Industries, Inc. (a)	51,954	138,717
Battalion Oil Corp. (a)	20,738	332,430
Berry Corp.	335,587	3,735,083
Brigham Minerals, Inc. Class A	244,356	7,406,430
California Resources Corp.	404,347	17,657,833
Callon Petroleum Co. (a)(b)	237,760	13,899,450
Camber Energy, Inc. (a)(b)	1,319,148	879,872
Centennial Resource Development, Inc. Class A (a)	922,175	7,322,070
Centrus Energy Corp. Class A (a)(b)	52,179	1,335,261
Cheniere Energy, Inc.	1,189,685	162,713,217
Chesapeake Energy Corp.	524,994	51,123,916
Civitas Resources, Inc.	361,876	27,629,233
Clean Energy Fuels Corp. (a)(b)	855,296	4,729,787
CNX Resources Corp. (a)(b)	1,020,753	22,170,755
Comstock Resources, Inc. (a)(b)	461,950	8,915,635
CONSOL Energy, Inc. (a)	159,694	8,233,823
Continental Resources, Inc.	294,311	20,033,750
Crescent Energy, Inc. Class A (b)	148,458	2,682,636
CVR Energy, Inc.	146,035	5,027,985
Delek U.S. Holdings, Inc. (a)	373,857	10,901,670
Denbury, Inc. (a)	253,145	18,515,025
Dorian LPG Ltd.	141,122	2,399,074
DT Midstream, Inc.	487,674	28,333,859
Earthstone Energy, Inc. (a)(b)	144,754	2,608,467
Ecoark Holdings, Inc. (a)	92,118	181,472
Enviva, Inc. (b)	141,590	11,028,445
Epsilon Energy Ltd.	81,987	572,269
EQT Corp.	1,516,059	72,346,335
Equitrans Midstream Corp.	2,054,502	16,168,931
Evolution Petroleum Corp.	171,767	1,259,052
Gevo, Inc. (a)(b)	1,012,078	4,250,728
Green Plains, Inc. (a)(b)	270,434	8,810,740
Gulfport Energy Corp. (a)	58,284	5,638,977
Hallador Energy Co. (a)(b)	127,463	614,372
HF Sinclair Corp.	752,956	36,970,140
Houston American Energy Corp. (a)(b)	58,802	281,662
International Seaways, Inc.	211,356	5,100,020
Kinetik Holdings, Inc.	33,230	2,792,649
Kosmos Energy Ltd. (a)	2,276,399	17,619,328
Laredo Petroleum, Inc. (a)	71,818	6,044,921
Lightbridge Corp. (a)(b)	39,108	215,876
Magnolia Oil & Gas Corp. Class A	740,610	20,448,242
Matador Resources Co.	555,859	33,851,813
Mexco Energy Corp. (a)(b)	8,253	163,079
Murphy Oil Corp.	730,490	30,987,386
NACCO Industries, Inc. Class A	20,823	1,201,279
New Concept Energy, Inc. (a)(b)	18,365	37,832
New Fortress Energy, Inc.	208,645	9,720,771
Nextdecade Corp. (a)(b)	134,225	961,051
Northern Oil & Gas, Inc.	332,903	10,882,599
Oasis Petroleum, Inc.	93,931	14,909,668
Overseas Shipholding Group, Inc. (a)	390,887	836,498
Ovintiv, Inc.	1,315,986	73,682,056
Par Pacific Holdings, Inc. (a)	236,104	3,872,106
PBF Energy, Inc. Class A (a)	478,176	15,875,443
PDC Energy, Inc.	491,033	38,860,352
Peabody Energy Corp. (a)	476,351	11,246,647
Pedevco Corp. (a)	86,042	115,296
Phx Minerals, Inc. Class A	178,463	624,621
PrimeEnergy Corp. (a)	4,172	348,445
Range Resources Corp. (a)	1,258,999	42,743,016
Ranger Oil Corp. (a)	104,238	4,462,429
Renewable Energy Group, Inc. (a)	252,946	15,508,119
Rex American Resources Corp. (a)	26,724	2,322,048
Riley Exploration Permian, Inc.	19,626	539,126
Ring Energy, Inc. (a)(b)	390,954	1,735,836
SandRidge Energy, Inc. (a)	153,162	3,610,028
SilverBow Resources, Inc. (a)	51,021	1,970,431
Sitio Royalties Corp.	190,914	1,414,673
SM Energy Co.	611,756	29,529,462
Southwestern Energy Co. (a)	5,613,324	51,193,515
Talos Energy, Inc. (a)	209,547	4,526,215
Targa Resources Corp.	1,155,706	83,233,946
Tellurian, Inc. (a)(b)	1,999,299	9,536,656
Texas Pacific Land Corp.	31,295	49,007,657
U.S. Energy Corp.	62,990	279,676
Uranium Energy Corp. (a)(b)	1,343,486	5,132,117
VAALCO Energy, Inc.	291,844	2,235,525
Vertex Energy, Inc. (a)(b)	234,409	3,279,382
W&T Offshore, Inc. (a)	472,958	3,183,007
Whiting Petroleum Corp.	196,278	17,362,752
World Fuel Services Corp.	314,766	7,803,049
		1,328,834,394
TOTAL ENERGY		1,627,406,034
FINANCIALS - 16.0%
Banks - 5.6%
1st Source Corp.	89,912	4,227,662
ACNB Corp.	46,204	1,594,500
Allegiance Bancshares, Inc.	97,329	3,917,492
Amalgamated Financial Corp.	79,757	1,733,120
Amerant Bancorp, Inc. Class A	129,003	3,800,428
American National Bankshares, Inc.	54,957	1,957,019
Ameris Bancorp	332,132	15,141,898
AmeriServ Financial, Inc.	99,260	395,055
Ames National Corp.	50,203	1,143,624
Arrow Financial Corp.	85,415	2,829,799
Associated Banc-Corp.	744,396	15,408,997
Atlantic Union Bankshares Corp.	385,930	13,607,892
Auburn National Bancorp., Inc.	5,383	160,144
Banc of California, Inc.	267,149	5,139,947
BancFirst Corp.	94,687	8,590,952
Bancorp, Inc., Delaware (a)	292,646	6,095,816
Bank First National Corp.	32,495	2,361,412
Bank of Hawaii Corp.	200,933	15,970,155
Bank of Marin Bancorp	80,089	2,634,928
Bank of South Carolina Corp.	11,255	187,959
Bank of the James Financial Group, Inc.	1,409	18,120
Bank OZK	609,315	25,268,293
Bank7 Corp.	1,028	25,093
BankFinancial Corp.	79,330	770,294
BankUnited, Inc.	427,979	17,829,605
Bankwell Financial Group, Inc.	32,900	1,175,846
Banner Corp.	169,577	9,854,119
Bar Harbor Bankshares	83,537	2,276,383
BayCom Corp.	59,685	1,382,901
BayFirst Financial Corp.	6,257	100,988
BCB Bancorp, Inc.	80,302	1,619,691
Berkshire Hills Bancorp, Inc.	246,013	6,423,399
Blue Ridge Bankshares, Inc.	88,828	1,351,074
BOK Financial Corp.	152,728	13,160,572
Brookline Bancorp, Inc., Delaware	395,425	5,603,172
Business First Bancshares, Inc.	103,282	2,285,631
Byline Bancorp, Inc.	124,384	3,107,112
C & F Financial Corp.	16,992	856,397
Cadence Bank	950,245	25,400,049
California Bancorp, Inc. (a)	33,152	687,572
Cambridge Bancorp	37,972	3,170,662
Camden National Corp.	78,942	3,493,973
Capital Bancorp, Inc.	53,441	1,252,657
Capital City Bank Group, Inc.	65,988	1,801,472
Capstar Financial Holdings, Inc.	106,550	2,219,437
Carter Bankshares, Inc. (a)	141,007	2,085,494
Cathay General Bancorp	384,181	15,793,681
CB Financial Services, Inc. (b)	32,380	732,759
CBTX, Inc.	96,846	2,752,363
Central Pacific Financial Corp.	139,134	3,358,695
Central Valley Community Bancorp	60,161	1,010,705
Chemung Financial Corp.	17,284	752,718
ChoiceOne Financial Services, Inc.	34,904	733,333
Citizens & Northern Corp.	87,302	2,124,931
Citizens Community Bancorp, Inc.	18,231	241,743
Citizens Holding Co.	18,121	326,540
City Holding Co.	74,256	6,095,675
Civista Bancshares, Inc.	82,747	1,766,648
CNB Financial Corp., Pennsylvania	88,010	2,211,691
Coastal Financial Corp. of Washington (a)	53,363	2,105,704
Codorus Valley Bancorp, Inc.	41,786	974,032
Colony Bankcorp, Inc.	43,928	742,383
Columbia Banking Systems, Inc.	390,023	11,759,193
Commerce Bancshares, Inc.	557,741	38,584,522
Community Bank System, Inc.	269,200	17,767,200
Community Financial Corp.	28,907	1,109,162
Community Trust Bancorp, Inc.	78,151	3,286,250
Community West Bancshares	400	5,464
ConnectOne Bancorp, Inc.	186,279	5,133,849
CrossFirst Bankshares, Inc. (a)	244,839	3,288,188
Cullen/Frost Bankers, Inc.	287,622	35,946,998
Customers Bancorp, Inc. (a)	153,569	6,342,400
CVB Financial Corp.	679,452	16,836,821
Dime Community Bancshares, Inc.	168,310	5,291,666
Eagle Bancorp Montana, Inc.	31,307	616,748
Eagle Bancorp, Inc.	160,961	7,977,227
East West Bancorp, Inc.	717,297	52,750,021
Eastern Bankshares, Inc.	856,261	16,671,402
Emclaire Financial Corp.	941	32,483
Enterprise Bancorp, Inc.	46,471	1,569,326
Enterprise Financial Services Corp.	193,266	8,950,148
Equity Bancshares, Inc.	81,745	2,657,530
Esquire Financial Holdings, Inc.	36,066	1,377,000
Evans Bancorp, Inc.	31,458	1,180,933
Farmers & Merchants Bancorp, Inc.	53,891	2,171,807
Farmers National Banc Corp.	152,642	2,370,530
FB Financial Corp.	179,286	7,533,598
Fidelity D & D Bancorp, Inc. (b)	16,572	652,937
Financial Institutions, Inc.	88,108	2,480,240
Finward Bancorp	7,570	286,979
FinWise BanCorp	2,965	40,354
First Bancorp, North Carolina	173,105	6,486,244
First Bancorp, Puerto Rico	989,681	14,775,937
First Bancshares, Inc.	110,602	3,329,120
First Bank Hamilton New Jersey	86,013	1,229,986
First Busey Corp.	258,017	6,050,499
First Business Finance Services, Inc.	40,089	1,379,062
First Capital, Inc.	14,280	487,091
First Citizens Bancshares, Inc.	67,167	47,043,767
First Commonwealth Financial Corp.	460,600	6,453,006
First Community Bankshares, Inc.	85,244	2,455,027
First Community Corp.	49,144	914,078
First Financial Bancorp, Ohio	477,855	10,025,398
First Financial Bankshares, Inc.	648,789	26,756,058
First Financial Corp., Indiana	57,063	2,566,694
First Financial Northwest, Inc.	37,909	640,662
First Foundation, Inc.	248,903	5,612,763
First Guaranty Bancshares, Inc.	5,462	159,490
First Hawaiian, Inc.	637,095	16,316,003
First Horizon National Corp.	2,693,963	61,503,175
First Internet Bancorp	47,887	1,850,833
First Interstate Bancsystem, Inc.	408,980	15,569,869
First Merchants Corp.	280,509	11,545,750
First Mid-Illinois Bancshares, Inc.	87,233	3,284,322
First National Corp.	200	4,100
First Northwest Bancorp	55,204	951,165
First of Long Island Corp.	120,195	2,286,109
First Savings Financial Group, Inc.	24,534	609,670
First U.S. Bancshares, Inc.	8,364	90,749
First United Corp.	31,849	677,110
First Western Financial, Inc. (a)	33,455	1,075,578
Five Star Bancorp	34,085	887,233
Flushing Financial Corp.	160,802	3,714,526
FNB Corp., Pennsylvania	1,685,754	20,481,911
FNCB Bancorp, Inc.	78,249	606,430
Franklin Financial Services Corp.	18,851	575,144
Fulton Financial Corp.	795,543	12,609,357
FVCBankcorp, Inc. (a)	52,111	1,078,698
German American Bancorp, Inc.	130,487	4,962,421
Glacier Bancorp, Inc.	550,420	26,645,832
Glen Burnie Bancorp	18,268	202,957
Great Southern Bancorp, Inc.	53,416	3,170,240
Guaranty Bancshares, Inc. Texas	51,729	1,886,039
Hancock Whitney Corp.	438,040	21,831,914
Hanmi Financial Corp.	158,112	3,690,334
HarborOne Bancorp, Inc.	245,751	3,511,782
Hawthorn Bancshares, Inc.	41,326	1,093,899
HBT Financial, Inc.	47,853	832,164
Heartland Financial U.S.A., Inc.	200,777	8,880,367
Heritage Commerce Corp.	315,004	3,613,096
Heritage Financial Corp., Washington	185,328	4,837,061
Hilltop Holdings, Inc. (b)	301,393	9,044,804
Home Bancshares, Inc.	750,848	16,961,656
HomeStreet, Inc.	99,406	4,007,056
HomeTrust Bancshares, Inc.	89,504	2,402,287
Hope Bancorp, Inc.	585,803	8,541,008
Horizon Bancorp, Inc. Indiana	205,237	3,688,109
Independent Bank Corp.	118,195	2,341,443
Independent Bank Corp.	238,035	19,828,316
Independent Bank Group, Inc.	183,192	13,387,671
International Bancshares Corp.	268,813	11,271,329
Investar Holding Corp.	49,819	1,101,000
Lakeland Bancorp, Inc.	325,655	5,054,166
Lakeland Financial Corp.	126,984	9,163,165
Landmark Bancorp, Inc.	3,235	82,557
LCNB Corp.	64,357	1,018,771
Limestone Bancorp, Inc.	20,831	422,453
Live Oak Bancshares, Inc.	163,489	6,565,718
Macatawa Bank Corp.	125,639	1,164,674
Mainstreet Bancshares, Inc.	25,269	627,177
Malvern Bancorp, Inc. (a)	48,033	771,410
Mercantile Bank Corp.	74,530	2,463,217
Meridian Bank/Malvern, PA	30,226	950,608
Meta Financial Group, Inc.	150,999	6,277,028
Metrocity Bankshares, Inc.	93,757	1,904,205
Metropolitan Bank Holding Corp. (a)	51,576	3,983,214
Mid Penn Bancorp, Inc.	65,125	1,788,984
Middlefield Banc Corp.	35,190	877,639
Midland States Bancorp, Inc.	108,385	2,913,389
MidWestOne Financial Group, Inc.	77,966	2,372,505
MVB Financial Corp.	56,031	2,091,637
National Bank Holdings Corp.	152,255	6,204,391
National Bankshares, Inc.	31,250	1,004,688
NBT Bancorp, Inc.	219,486	8,116,592
Nicolet Bankshares, Inc. (a)	61,140	4,882,640
Northeast Bank	42,403	1,603,257
Northrim Bancorp, Inc.	34,589	1,437,519
Northwest Bancshares, Inc.	621,804	8,015,054
Norwood Financial Corp.	41,478	1,090,457
Oak Valley Bancorp Oakdale California	25,757	437,354
OceanFirst Financial Corp.	290,131	5,851,942
OFG Bancorp	247,818	7,023,162
Ohio Valley Banc Corp.	17,021	519,311
Old National Bancorp, Indiana	1,483,961	23,594,980
Old Point Financial Corp.	8,621	214,922
Old Second Bancorp, Inc.	172,445	2,633,235
OptimumBank Holdings, Inc. (a)	5,789	24,893
Origin Bancorp, Inc.	115,175	4,501,039
Orrstown Financial Services, Inc.	55,134	1,355,194
Pacific Premier Bancorp, Inc.	471,516	15,352,561
PacWest Bancorp	601,556	18,997,138
Park National Corp.	74,312	9,193,138
Parke Bancorp, Inc.	49,727	1,228,257
Partners Bancorp	7,948	74,155
Pathfinder Bancorp, Inc.	200	3,834
Patriot National Bancorp, Inc. (a)(b)	1,376	19,512
PCB Bancorp	70,327	1,408,650
Peapack-Gladstone Financial Corp.	88,169	2,971,295
Penns Woods Bancorp, Inc.	31,595	738,059
Peoples Bancorp of North Carolina	30,669	801,994
Peoples Bancorp, Inc.	126,252	3,608,282
Peoples Financial Services Corp.	32,873	1,736,681
Pinnacle Financial Partners, Inc.	384,057	31,269,921
Plumas Bancorp (b)	18,885	549,554
Popular, Inc.	402,420	32,881,738
Preferred Bank, Los Angeles	68,449	4,689,441
Premier Financial Corp.	186,471	5,066,417
Primis Financial Corp.	105,662	1,426,437
Professional Holdings Corp. (A Shares) (a)	71,586	1,579,187
Prosperity Bancshares, Inc.	464,672	33,688,720
QCR Holdings, Inc.	79,630	4,413,095
RBB Bancorp	74,156	1,591,388
Red River Bancshares, Inc.	26,479	1,359,697
Renasant Corp.	277,398	8,582,694
Republic Bancorp, Inc., Kentucky Class A	50,634	2,326,632
Republic First Bancorp, Inc. (a)(b)	253,444	1,028,983
Richmond Mutual Bancorp., Inc.	63,479	952,820
Riverview Bancorp, Inc.	143,590	977,848
S&T Bancorp, Inc.	194,792	5,728,833
Salisbury Bancorp, Inc.	16,080	850,471
Sandy Spring Bancorp, Inc.	232,038	9,826,809
SB Financial Group, Inc.	34,097	620,565
Seacoast Banking Corp., Florida	292,514	10,015,679
ServisFirst Bancshares, Inc.	246,517	20,549,657
Shore Bancshares, Inc.	96,391	1,949,990
Sierra Bancorp	78,716	1,704,201
Silvergate Capital Corp. (a)	153,298	12,033,893
Simmons First National Corp. Class A	630,326	16,205,681
SmartFinancial, Inc.	77,676	2,011,808
Sound Financial Bancorp, Inc.	11,669	430,236
South Plains Financial, Inc.	57,274	1,415,813
Southern First Bancshares, Inc. (a)	37,487	1,690,664
Southern States Bancshares, Inc.	2,232	51,604
Southside Bancshares, Inc.	164,002	6,614,201
Southstate Corp.	387,266	31,298,838
Stock Yards Bancorp, Inc.	127,038	7,495,242
Summit Financial Group, Inc.	50,717	1,388,631
Summit State Bank	220	3,443
Synovus Financial Corp.	732,437	31,238,438
Texas Capital Bancshares, Inc. (a)	252,308	14,262,971
The Bank of Princeton	28,103	833,535
The First Bancorp, Inc.	45,775	1,385,609
Third Coast Bancshares, Inc.	18,094	449,455
Tompkins Financial Corp.	62,015	4,726,163
TowneBank	328,219	9,675,896
Trico Bancshares	140,330	6,362,562
TriState Capital Holdings, Inc. (a)	144,397	4,415,660
Triumph Bancorp, Inc. (a)	118,801	8,641,585
Trustmark Corp.	301,323	8,765,486
UMB Financial Corp.	217,087	20,047,984
Umpqua Holdings Corp.	1,096,981	19,361,715
Union Bankshares, Inc.	25,687	734,905
United Bancorp, Inc.	40,787	642,803
United Bancshares, Inc.	13,498	419,923
United Bankshares, Inc., West Virginia	689,809	25,909,226
United Community Bank, Inc.	526,034	16,533,249
United Security Bancshares, California	72,516	570,701
Unity Bancorp, Inc.	32,962	955,898
Univest Corp. of Pennsylvania	154,537	4,095,231
USCB Financial Holdings, Inc. (a)	9,608	124,424
Valley National Bancorp	2,125,879	27,019,922
Veritex Holdings, Inc.	251,273	8,658,868
Village Bank & Trust Financial Corp. (b)	8,696	447,670
Virginia National Bankshares C	8,519	274,993
Washington Federal, Inc.	326,142	10,583,308
Washington Trust Bancorp, Inc.	89,716	4,503,743
Webster Financial Corp.	906,932	44,521,292
WesBanco, Inc.	310,527	10,576,550
West Bancorp., Inc.	82,351	2,095,833
Westamerica Bancorp.	137,589	8,284,234
Western Alliance Bancorp.	538,378	43,807,818
Wintrust Financial Corp.	287,460	25,121,129
		1,821,785,094
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	204,585	27,336,648
Ares Management Corp.	847,380	60,308,035
Artisan Partners Asset Management, Inc.	334,907	12,863,778
Ashford, Inc. (a)	11,628	183,548
Assetmark Financial Holdings, Inc. (a)	102,425	2,139,658
Associated Capital Group, Inc.	19,292	763,770
B. Riley Financial, Inc. (b)	80,168	4,357,131
Bakkt Holdings, Inc. Class A (a)(b)	187,290	533,777
BGC Partners, Inc. Class A	1,644,378	5,360,672
Blackstone, Inc.	3,553,604	418,578,982
Blucora, Inc. (a)	241,310	4,268,774
Blue Owl Capital, Inc. Class A (b)	1,675,850	21,015,159
Bridge Investment Group Holdings, Inc.	119,822	2,313,763
BrightSphere Investment Group, Inc.	175,209	3,572,512
Carlyle Group LP	701,383	27,024,287
Cohen & Co., Inc.	10,942	179,558
Cohen & Steers, Inc.	125,796	9,586,913
Coinbase Global, Inc. (a)(b)	149,779	11,697,740
Cowen Group, Inc. Class A	139,155	3,693,174
Diamond Hill Investment Group, Inc.	16,115	3,015,761
Donnelley Financial Solutions, Inc. (a)	145,353	4,521,932
Evercore, Inc. Class A	196,470	22,436,874
Federated Hermes, Inc.	485,188	16,481,836
Focus Financial Partners, Inc. Class A (a)	281,732	10,621,296
GAMCO Investors, Inc. Class A	21,641	444,939
GCM Grosvenor, Inc. Class A	184,386	1,510,121
Greenhill & Co., Inc.	76,150	936,645
Hamilton Lane, Inc. Class A	175,388	12,198,235
Hennessy Advisors, Inc.	9,554	98,979
Heritage Global, Inc. (a)	59,452	70,748
Houlihan Lokey	255,521	21,959,475
Interactive Brokers Group, Inc.	440,433	27,104,247
Janus Henderson Group PLC	850,192	23,898,897
Jefferies Financial Group, Inc.	971,690	32,085,204
KKR & Co. LP	2,952,458	161,824,223
Lazard Ltd. Class A	565,668	19,945,454
LPL Financial	404,188	79,297,644
Manning & Napier, Inc. Class A	72,715	923,481
MarketWise, Inc. Class A (a)(b)	145,353	465,130
Moelis & Co. Class A	306,824	14,396,182
Morningstar, Inc.	119,545	30,726,651
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Open Lending Corp. (a)	513,804	6,761,661
Oppenheimer Holdings, Inc. Class A (non-vtg.)	47,284	1,688,512
P10, Inc.	114,274	1,314,151
Perella Weinberg Partners Class A	193,607	1,452,053
Piper Jaffray Companies	70,867	9,339,562
PJT Partners, Inc.	122,807	9,313,683
Pzena Investment Management, Inc.	87,276	617,041
Safeguard Scientifics, Inc. (a)(b)	119,728	492,082
Sculptor Capital Management, Inc. Class A	93,861	1,128,209
SEI Investments Co.	530,256	30,982,858
Siebert Financial Corp. (a)(b)	58,268	96,725
Silvercrest Asset Management Group Class A	47,307	985,878
StepStone Group, Inc. Class A	243,245	6,630,859
Stifel Financial Corp.	526,529	33,787,366
StoneX Group, Inc. (a)	86,032	6,458,422
TPG, Inc.	173,178	5,051,602
Tradeweb Markets, Inc. Class A	529,966	35,831,001
U.S. Global Investors, Inc. Class A	67,034	322,434
Value Line, Inc.	8,361	590,370
Victory Capital Holdings, Inc.	115,720	3,272,562
Virtu Financial, Inc. Class A	414,762	10,837,731
Virtus Investment Partners, Inc.	35,680	6,874,109
Westwood Holdings Group, Inc.	42,369	639,136
WisdomTree Investments, Inc.	542,500	3,227,875
		1,278,437,715
Consumer Finance - 0.9%
Ally Financial, Inc.	1,701,116	74,917,149
Atlanticus Holdings Corp. (a)(b)	29,728	1,156,716
Consumer Portfolio Services, Inc. (a)	63,005	853,088
Credit Acceptance Corp. (a)(b)	40,574	24,154,108
CURO Group Holdings Corp.	109,951	956,574
Elevate Credit, Inc. (a)	99,560	269,808
Encore Capital Group, Inc. (a)	124,269	7,594,079
Enova International, Inc. (a)	170,499	5,384,358
EZCORP, Inc. (non-vtg.) Class A (a)	276,099	2,092,830
FirstCash Holdings, Inc.	202,107	15,087,288
Green Dot Corp. Class A (a)	273,206	7,879,261
Katapult Holdings, Inc. (a)(b)	323,390	446,278
LendingClub Corp. (a)	511,545	8,041,487
LendingTree, Inc. (a)	57,745	3,644,287
Medallion Financial Corp.	105,626	817,545
MoneyLion, Inc. (a)	502,777	884,888
Navient Corp.	766,990	12,271,840
Nelnet, Inc. Class A	103,585	8,772,614
Nicholas Financial, Inc. (a)	71,789	666,920
OneMain Holdings, Inc.	544,833	24,005,342
Oportun Financial Corp. (a)	99,176	1,116,722
OppFi, Inc. Class A (a)(b)	90,269	329,482
PRA Group, Inc. (a)	216,285	8,002,545
PROG Holdings, Inc. (a)	285,364	8,329,775
Regional Management Corp.	47,670	2,268,139
SLM Corp.	1,405,342	27,530,650
SoFi Technologies, Inc. (a)(b)	3,252,112	24,325,798
Sunlight Financial Holdings, Inc. Class A (a)(b)	201,442	932,676
Upstart Holdings, Inc. (a)(b)	248,049	12,501,670
World Acceptance Corp. (a)(b)	20,976	3,105,916
		288,339,833
Diversified Financial Services - 0.7%
A-Mark Precious Metals, Inc.	42,816	3,255,300
Alerus Financial Corp.	80,521	2,045,233
Apollo Global Management, Inc.	1,872,450	107,928,018
Cannae Holdings, Inc. (a)	424,632	8,607,291
Equitable Holdings, Inc.	1,899,044	57,749,928
FlexShopper, Inc. (a)	77,793	90,240
Jackson Financial, Inc.	468,968	17,075,125
LM Funding America, Inc. (a)	53,616	79,888
SWK Holdings Corp. (a)	5,523	105,986
Voya Financial, Inc.	545,148	37,402,604
		234,339,613
Insurance - 3.0%
Alleghany Corp. (a)	69,110	57,622,536
AMBAC Financial Group, Inc. (a)	223,630	2,395,077
American Equity Investment Life Holding Co.	414,544	16,689,541
American Financial Group, Inc.	334,619	47,281,665
Amerisafe, Inc.	97,039	4,890,766
Arch Capital Group Ltd. (a)	1,948,302	92,466,413
Argo Group International Holdings, Ltd.	175,725	7,443,711
Assured Guaranty Ltd.	348,880	20,531,588
Atlantic American Corp.	39,532	123,340
Axis Capital Holdings Ltd.	389,570	22,817,115
Brighthouse Financial, Inc. (a)	391,625	19,236,620
BRP Group, Inc. (a)	269,279	6,791,216
Citizens, Inc. Class A (a)(b)	251,271	834,220
CNA Financial Corp.	136,766	6,269,353
CNO Financial Group, Inc.	598,932	12,320,031
Conifer Holdings, Inc. (a)(b)	13,147	18,537
Crawford & Co.:
Class A	84,964	696,705
Class B	51,170	384,287
Donegal Group, Inc. Class A	86,295	1,396,253
eHealth, Inc. (a)	115,012	1,207,626
Employers Holdings, Inc.	141,897	5,875,955
Enstar Group Ltd. (a)	62,200	14,426,046
Erie Indemnity Co. Class A	126,305	21,187,664
Fednat Holding Co. (a)	54,545	20,945
FG Financial Group, Inc. (a)(b)	9,639	24,194
Fidelity National Financial, Inc.	1,437,628	60,811,664
First American Financial Corp.	553,753	33,551,894
Genworth Financial, Inc. Class A (a)	2,540,119	10,287,482
GoHealth, Inc. (a)(b)	251,751	201,300
Goosehead Insurance (b)	101,380	5,249,456
Greenlight Capital Re, Ltd. (a)	148,408	1,160,551
Hagerty, Inc. Class A (a)(b)	137,760	1,533,269
Hallmark Financial Services, Inc. (a)	91,665	262,162
Hanover Insurance Group, Inc.	179,655	26,337,423
HCI Group, Inc. (b)	41,016	2,787,858
Heritage Insurance Holdings, Inc.	141,723	518,706
Hippo Holdings, Inc. (a)	1,913,505	2,717,177
Horace Mann Educators Corp.	210,442	8,514,483
Investors Title Co.	7,475	1,240,327
James River Group Holdings Ltd.	187,387	4,787,738
Kemper Corp.	300,631	15,882,336
Kingstone Companies, Inc.	38,381	169,644
Kinsale Capital Group, Inc.	108,409	23,836,971
Lemonade, Inc. (a)(b)	196,625	4,422,096
Maiden Holdings Ltd. (a)(b)	374,705	914,280
Markel Corp. (a)	68,831	94,259,236
Marpai, Inc. (b)	26,606	32,991
MBIA, Inc. (a)(b)	245,359	3,437,480
Mercury General Corp.	133,290	6,524,546
MetroMile, Inc. (a)(b)	436,341	458,158
Midwest Holding, Inc. (a)(b)	8,688	104,256
National Western Life Group, Inc.	11,704	2,447,189
NI Holdings, Inc. (a)	45,517	760,134
Old Republic International Corp.	1,440,968	34,467,955
Oscar Health, Inc. (a)(b)	196,450	950,818
Oxbridge Re Holdings Ltd. (a)	14,895	77,454
Palomar Holdings, Inc. (a)	122,126	7,590,131
Primerica, Inc.	199,170	25,095,420
ProAssurance Corp.	269,704	5,990,126
Reinsurance Group of America, Inc.	338,137	42,554,541
Reliance Global Group, Inc. (a)(b)	56,014	142,276
RenaissanceRe Holdings Ltd.	221,966	34,076,220
RLI Corp.	201,333	24,385,453
Root, Inc. (a)(b)	445,424	619,139
Ryan Specialty Group Holdings, Inc. (b)	294,862	11,077,965
Safety Insurance Group, Inc.	71,451	6,634,940
Selective Insurance Group, Inc.	303,878	24,097,525
Selectquote, Inc. (a)(b)	609,374	1,779,372
Siriuspoint Ltd. (a)	424,013	2,374,473
Stewart Information Services Corp.	135,781	7,534,488
Tiptree, Inc.	109,285	1,183,557
Trean Insurance Group, Inc. (a)	94,321	674,395
Trupanion, Inc. (a)(b)	172,569	11,541,415
United Fire Group, Inc.	110,173	3,570,707
United Insurance Holdings Corp.	117,879	201,573
Universal Insurance Holdings, Inc.	144,438	1,863,250
Unum Group	1,029,200	37,514,340
Vericity, Inc. (a)	18,383	128,681
White Mountains Insurance Group Ltd.	14,924	18,578,291
		980,866,716
Mortgage Real Estate Investment Trusts - 1.0%
Acres Commercial Realty Corp. (b)	55,379	545,483
AG Mortgage Investment Trust, Inc.	87,233	710,077
AGNC Investment Corp.	2,633,830	32,211,741
Angel Oak Mortgage, Inc. (b)	34,399	526,305
Annaly Capital Management, Inc.	7,878,684	52,078,101
Apollo Commercial Real Estate Finance, Inc. (b)	661,076	8,415,497
Arbor Realty Trust, Inc. (b)	766,572	12,587,112
Ares Commercial Real Estate Corp.	239,089	3,514,608
Arlington Asset Investment Corp. (a)	254,562	888,421
Armour Residential REIT, Inc.	430,753	3,256,493
Blackstone Mortgage Trust, Inc.	856,928	26,659,030
BrightSpire Capital, Inc.	489,371	4,350,508
Broadmark Realty Capital, Inc.	690,255	5,100,984
Cherry Hill Mortgage Investment Corp. (b)	126,637	878,861
Chimera Investment Corp.	1,167,207	11,438,629
Dynex Capital, Inc.	195,811	3,191,719
Ellington Financial LLC	276,084	4,276,541
Ellington Residential Mortgage REIT	88,750	724,200
Franklin BSP Realty Trust, Inc.	218,466	3,381,854
Granite Point Mortgage Trust, Inc.	285,266	3,137,926
Great Ajax Corp. (b)	123,431	1,302,197
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	427,653	16,280,750
Invesco Mortgage Capital, Inc. (b)	1,435,186	2,554,631
KKR Real Estate Finance Trust, Inc.	225,129	4,597,134
Ladder Capital Corp. Class A	558,137	6,452,064
Lument Finance Trust, Inc.	234,650	603,051
Manhattan Bridge Capital, Inc.	15,640	88,053
MFA Financial, Inc.	493,225	6,668,402
New Residential Investment Corp.	2,370,288	26,784,254
New York Mortgage Trust, Inc. (b)	1,983,858	6,011,090
Nexpoint Real Estate Finance, Inc.	52,361	1,279,179
Orchid Island Capital, Inc.	938,385	2,927,761
PennyMac Mortgage Investment Trust (b)	490,826	7,941,565
Ready Capital Corp.	342,262	5,024,406
Redwood Trust, Inc.	572,775	5,842,305
Sachem Capital Corp. (b)	153,575	764,804
Seven Hills Realty Trust (b)	48,521	528,394
Starwood Property Trust, Inc.	1,549,599	37,019,920
TPG RE Finance Trust, Inc.	302,202	3,170,099
Two Harbors Investment Corp.	1,752,180	9,356,641
Western Asset Mortgage Capital Corp. (b)	380,369	479,265
		323,550,055
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	271,901	10,508,974
Blue Foundry Bancorp (b)	150,052	1,796,122
Bogota Financial Corp. (a)	1,241	13,800
Bridgewater Bancshares, Inc. (a)	119,055	1,932,263
Broadway Financial Corp. (a)	97,302	170,279
Capitol Federal Financial, Inc.	662,196	6,721,289
Carver Bancorp, Inc. (a)(b)	6,231	73,277
Cf Bankshares, Inc. (b)	3,743	77,817
Columbia Financial, Inc. (a)	206,380	4,290,640
ESSA Bancorp, Inc.	37,572	593,638
Essent Group Ltd.	563,276	24,102,580
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	49,654	5,214,167
FFBW, Inc. (a)	41,137	509,276
Finance of America Companies, Inc. (a)(b)	112,530	272,323
Flagstar Bancorp, Inc.	270,202	10,410,883
FS Bancorp, Inc.	47,045	1,423,111
Greene County Bancorp, Inc.	8,196	458,894
Guild Holdings Co. Class A	30,111	330,920
Hingham Institution for Savings	8,467	2,733,148
HMN Financial, Inc.	3,999	92,417
Home Bancorp, Inc.	44,458	1,528,911
Home Federal Bancorp, Inc.	1,332	25,987
HV Bancorp, Inc. (a)	2,311	46,913
IF Bancorp, Inc.	1,309	26,900
Impac Mortgage Holdings, Inc. (a)(b)	64,633	50,711
Income Opportun Realty Investments, Inc. (a)	12,612	169,884
Kearny Financial Corp.	393,885	4,888,113
loanDepot, Inc. (b)	101,137	276,104
Luther Burbank Corp.	66,031	900,663
Merchants Bancorp	138,210	3,522,973
MGIC Investment Corp.	1,632,293	22,737,841
Mr. Cooper Group, Inc. (a)	381,002	16,520,247
New York Community Bancorp, Inc. (b)	2,360,748	23,560,265
NMI Holdings, Inc. (a)	436,530	8,123,823
Northeast Community Bancorp, Inc.	16,153	180,914
Northfield Bancorp, Inc.	246,484	3,275,772
Ocwen Financial Corp. (a)	42,721	1,195,334
OP Bancorp	65,563	808,392
PCSB Financial Corp.	88,797	1,739,533
PennyMac Financial Services, Inc.	156,935	7,692,954
Pioneer Bancorp, Inc. (a)	50,065	505,156
Ponce Financial Group, Inc. (a)	63,762	600,638
Provident Bancorp, Inc.	90,549	1,360,046
Provident Financial Holdings, Inc.	24,711	366,464
Provident Financial Services, Inc.	400,103	9,198,368
Prudential Bancorp, Inc.	62,111	996,882
Radian Group, Inc.	909,402	19,561,237
Randolph Bancorp, Inc.	19,665	510,307
Rocket Companies, Inc. (b)	681,384	6,180,153
Security National Financial Corp. Class A	83,252	771,746
Southern Missouri Bancorp, Inc.	39,891	1,862,112
Sterling Bancorp, Inc. (a)	87,167	577,046
Territorial Bancorp, Inc.	44,760	956,521
TFS Financial Corp.	256,342	3,850,257
Timberland Bancorp, Inc./Washington	37,353	947,646
Trustco Bank Corp., New York	104,137	3,354,253
UWM Holdings Corp. Class A (b)	436,198	1,766,602
Velocity Financial, Inc. (a)	80,703	883,698
Walker & Dunlop, Inc.	149,278	15,869,744
Waterstone Financial, Inc.	125,755	2,174,304
Western New England Bancorp, Inc.	133,806	1,137,351
William Penn Bancorp, Inc.	59,268	683,953
WSFS Financial Corp.	331,734	14,191,581
		257,304,117
TOTAL FINANCIALS		5,184,623,143
HEALTH CARE - 11.8%
Biotechnology - 4.5%
180 Life Sciences Corp. (a)(b)	116,792	189,203
2seventy bio, Inc. (a)(b)	113,478	1,407,127
4D Molecular Therapeutics, Inc. (a)(b)	131,597	998,821
89Bio, Inc. (a)(b)	46,503	139,974
Aadi Bioscience, Inc. (a)(b)	110,631	1,782,265
Aadi Bioscience, Inc. rights (a)(c)	252,937	5,059
Abeona Therapeutics, Inc. (a)(b)	514,572	86,602
ACADIA Pharmaceuticals, Inc. (a)	591,276	9,549,107
Achieve Life Sciences, Inc. (a)(b)	46,116	318,200
Acorda Therapeutics, Inc. (a)(b)	20,590	10,482
Actinium Pharmaceuticals, Inc. (a)(b)	107,858	595,376
Acumen Pharmaceuticals, Inc. (b)	57,649	204,077
Adagio Therapeutics, Inc.	95,862	283,752
Adicet Bio, Inc. (a)	92,308	1,091,081
Adicet Bio, Inc. rights (a)(c)	11,207	0
Aditxt, Inc. (a)(b)	78,890	22,294
ADMA Biologics, Inc. (a)(b)	957,513	1,962,902
Adverum Biotechnologies, Inc. (a)(b)	446,963	401,015
Aeglea BioTherapeutics, Inc. (a)	214,174	338,395
Aerovate Therapeutics, Inc. (b)	48,017	583,407
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)(b)	1,254,064	2,094,287
AgeX Therapeutics, Inc. (a)(b)	61,626	44,660
Agios Pharmaceuticals, Inc. (a)	271,577	5,287,604
Aikido Pharma, Inc. (a)	405,731	122,531
Aileron Therapeutics, Inc. (a)	360,871	152,396
AIM ImmunoTech, Inc. (a)(b)	271,496	247,061
Akebia Therapeutics, Inc. (a)	812,025	300,368
Akero Therapeutics, Inc. (a)	122,274	1,056,447
Akouos, Inc. (a)(b)	100,251	312,783
Alaunos Therapeutics, Inc. (a)(b)	1,194,377	618,448
Albireo Pharma, Inc. (a)(b)	96,625	1,925,736
Aldeyra Therapeutics, Inc. (a)(b)	299,642	925,894
Alector, Inc. (a)	290,689	2,575,505
Aligos Therapeutics, Inc. (a)(b)	104,293	134,538
Alkermes PLC (a)	816,118	24,361,122
Allakos, Inc. (a)	109,578	328,734
Allarity Therapeutics, Inc. (a)	11,406	32,279
Allena Pharmaceuticals, Inc. (a)	183,607	21,666
Allogene Therapeutics, Inc. (a)(b)	364,585	2,891,159
Allovir, Inc. (a)(b)	162,960	630,655
Alnylam Pharmaceuticals, Inc. (a)	605,821	76,212,282
Alpine Immune Sciences, Inc. (a)(b)	64,619	600,957
Altimmune, Inc. (a)	167,148	845,769
ALX Oncology Holdings, Inc. (a)	100,603	771,625
Amicus Therapeutics, Inc. (a)	1,259,932	9,600,682
AnaptysBio, Inc. (a)(b)	103,299	1,961,648
Anavex Life Sciences Corp. (a)(b)	373,225	3,400,080
Anika Therapeutics, Inc. (a)	76,564	1,664,501
Anixa Biosciences, Inc. (a)	140,935	505,957
Annexon, Inc. (a)(b)	140,986	442,696
Annovis Bio, Inc. (a)	26,876	246,722
Apellis Pharmaceuticals, Inc. (a)	447,644	18,554,844
Applied Genetic Technologies Corp. (a)(b)	260,166	244,556
Applied Molecular Transport, Inc. (a)(b)	90,408	299,250
Applied Therapeutics, Inc. (a)	89,103	128,308
Aprea Therapeutics, Inc. (a)(b)	105,612	88,450
Aptevo Therapeutics, Inc. (a)(b)	33,281	155,755
Aptinyx, Inc. (a)(b)	203,667	101,793
AquaBounty Technologies, Inc. (a)	301,105	448,646
Aravive, Inc. (a)	73,821	96,706
Arbutus Biopharma Corp. (a)	512,976	1,246,532
ARCA Biopharma, Inc. (a)(b)	57,413	137,217
Arcellx, Inc.	38,713	468,814
Arcturus Therapeutics Holdings, Inc. (a)(b)	110,461	2,195,965
Arcus Biosciences, Inc. (a)	228,696	4,333,789
Arcutis Biotherapeutics, Inc. (a)	134,186	2,801,804
Ardelyx, Inc. (a)(b)	521,651	342,360
Aridis Pharmaceuticals, Inc. (a)	80,974	93,120
Armata Pharmaceuticals, Inc. (a)(b)	16,035	64,397
Arrowhead Pharmaceuticals, Inc. (a)	534,318	17,824,848
Assembly Biosciences, Inc. (a)	222,867	425,676
Astria Therapeutics, Inc. (a)	31,010	114,737
Atara Biotherapeutics, Inc. (a)	438,588	2,280,658
Athenex, Inc. (a)	307,818	147,352
Athersys, Inc. (a)(b)	1,143,031	251,467
Atossa Therapeutics, Inc. (a)(b)	682,662	663,752
Atreca, Inc. (a)	153,966	258,663
aTyr Pharma, Inc. (a)	145,214	408,051
Aura Biosciences, Inc. (b)	29,058	507,643
Avalo Therapeutics, Inc. (a)	494,950	178,232
AVEO Pharmaceuticals, Inc. (a)	154,456	628,636
Avid Bioservices, Inc. (a)	307,855	4,116,021
Avidity Biosciences, Inc. (a)(b)	215,198	2,997,708
Avita Medical, Inc. (a)	139,597	795,703
AVROBIO, Inc. (a)	230,789	224,327
Axcella Health, Inc. (a)(b)	91,601	194,194
Aziyo Biologics, Inc. (a)(b)	6,059	37,748
Beam Therapeutics, Inc. (a)(b)	224,835	7,909,695
Bellicum Pharmaceuticals, Inc. (a)(b)	37,817	52,944
Benitec Biopharma, Inc. (a)	30,435	31,957
Bio Path Holdings, Inc. (a)(b)	36,941	131,879
BioAtla, Inc. (a)(b)	48,345	116,511
BioCardia, Inc. (a)(b)	58,751	98,114
Biocept, Inc. (a)(b)	91,479	129,900
BioCryst Pharmaceuticals, Inc. (a)	910,920	8,480,665
Biohaven Pharmaceutical Holding Co. Ltd. (a)	309,404	44,470,637
BioMarin Pharmaceutical, Inc. (a)	925,184	69,509,074
Biomea Fusion, Inc. (a)(b)	48,283	265,074
BioRestorative Therapies, Inc.	7,047	27,765
BioVie, Inc. (a)(b)	19,167	49,068
BioXcel Therapeutics, Inc. (a)(b)	85,958	1,005,709
Black Diamond Therapeutics, Inc. (a)(b)	119,235	201,507
bluebird bio, Inc. (a)(b)	326,315	1,044,208
Blueprint Medicines Corp. (a)	294,683	16,207,565
Bolt Biotherapeutics, Inc. (a)(b)	76,350	129,795
BrainStorm Cell Therpeutic, Inc. (a)(b)	154,284	453,595
Brickell Biotech, Inc. (a)(b)	320,620	50,882
BridgeBio Pharma, Inc. (a)(b)	539,590	3,685,400
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	138,499	92,850
C4 Therapeutics, Inc. (a)(b)	197,956	1,437,161
Cabaletta Bio, Inc. (a)(b)	73,200	93,696
Calithera Biosciences, Inc. (a)(b)	336,637	69,145
Calyxt, Inc. (a)	80,427	26,139
Candel Therapeutics, Inc. (b)	38,674	145,801
Capricor Therapeutics, Inc. (a)(b)	118,032	428,456
Cardiff Oncology, Inc. (a)(b)	212,750	287,213
CareDx, Inc. (a)	264,638	6,655,646
Caribou Biosciences, Inc.	109,476	911,935
CASI Pharmaceuticals, Inc. (a)(b)	600,085	206,609
Catalyst Biosciences, Inc. (a)	165,920	205,741
Catalyst Pharmaceutical Partners, Inc. (a)	482,167	3,471,602
Cel-Sci Corp. (a)(b)	216,622	790,670
Celcuity, Inc. (a)(b)	45,905	300,219
Celldex Therapeutics, Inc. (a)	232,444	5,467,083
Cellectar Biosciences, Inc. (a)	258,817	106,115
Celsion Corp. (a)	29,987	73,168
Century Therapeutics, Inc.	54,322	472,058
Cerevel Therapeutics Holdings (a)(b)	284,037	7,421,887
Checkmate Pharmaceuticals, Inc. (a)	26,456	277,788
Checkpoint Therapeutics, Inc. (a)(b)	392,905	557,925
ChemoCentryx, Inc. (a)	249,376	5,553,604
Chimerix, Inc. (a)	341,644	642,291
Chinook Therapeutics, Inc. (a)	238,876	3,626,138
Chinook Therapeutics, Inc. rights (a)(c)	51,768	2,588
Cidara Therapeutics, Inc. (a)	297,815	136,995
Clene, Inc. (a)(b)	108,937	237,483
Clovis Oncology, Inc. (a)(b)	649,842	451,835
Codiak Biosciences, Inc. (a)	92,707	258,653
Cogent Biosciences, Inc. (a)(b)	172,931	797,212
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)(b)	239,476	46,722
Coherus BioSciences, Inc. (a)(b)	330,289	2,424,321
Concert Pharmaceuticals, Inc. (a)(b)	134,723	856,838
ContraFect Corp. (a)(b)	184,840	628,456
Corbus Pharmaceuticals Holdings, Inc. (a)	574,488	174,300
Cortexyme, Inc. (a)(b)	69,884	181,000
Corvus Pharmaceuticals, Inc. (a)(b)	161,516	166,361
Creative Medical Technology Holdings, Inc. (b)	24,240	22,325
Crinetics Pharmaceuticals, Inc. (a)	192,679	3,227,373
CRISPR Therapeutics AG (a)(b)	356,209	20,677,932
CTI BioPharma Corp. (a)(b)	405,423	2,201,447
Cue Biopharma, Inc. (a)(b)	161,783	626,100
Cullinan Oncology, Inc. (a)	114,959	1,228,912
Curis, Inc. (a)	426,845	326,280
Cyclacel Pharmaceuticals, Inc. (a)(b)	39,067	46,880
Cyclerion Therapeutics, Inc. (a)	203,578	126,748
Cyclo Therapeutics, Inc. (a)	28,742	66,681
Cyteir Therapeutics, Inc.	34,788	66,097
Cytokinetics, Inc. (a)(b)	421,541	16,819,486
CytomX Therapeutics, Inc. (a)	330,733	532,480
Day One Biopharmaceuticals, Inc. (a)(b)	59,514	370,177
Decibel Therapeutics, Inc. (a)	40,457	89,005
Deciphera Pharmaceuticals, Inc. (a)	215,255	2,333,364
Denali Therapeutics, Inc. (a)	461,707	11,214,863
DermTech, Inc. (a)(b)	143,880	955,363
Design Therapeutics, Inc. (a)	65,752	820,585
DiaMedica Therapeutics, Inc. (a)	85,553	207,894
Diffusion Pharmaceuticals, Inc. (a)(b)	10,250	84,153
Dyadic International, Inc. (a)(b)	103,619	249,722
Dynavax Technologies Corp. (a)(b)	564,770	6,698,172
Dyne Therapeutics, Inc. (a)	131,991	634,877
Eagle Pharmaceuticals, Inc. (a)	59,311	2,769,824
Edesa Biotech, Inc. (a)	41,312	85,103
Editas Medicine, Inc. (a)(b)	345,884	3,939,619
Effector Therapeutics, Inc. Class A (a)(b)	57,112	123,362
Eiger Biopharmaceuticals, Inc. (a)(b)	147,452	1,023,317
Eledon Pharmaceuticals, Inc. (a)(b)	76,769	244,893
Elevation Oncology, Inc. (b)	4,419	9,987
Eliem Therapeutics, Inc. (b)	30,664	117,443
Emergent BioSolutions, Inc. (a)	243,661	8,031,067
Enanta Pharmaceuticals, Inc. (a)	90,136	3,599,130
Enochian Biosciences, Inc. (a)(b)	81,929	430,947
Ensysce Biosciences, Inc. (a)(b)	62,012	34,770
Entasis Therapeutics Holdings, Inc. (a)(b)	86,160	187,829
Entrada Therapeutics, Inc. (b)	47,695	322,418
Epizyme, Inc. (a)	668,404	280,730
EQRx, Inc. (a)(b)	1,137,285	6,323,305
Equillium, Inc. (a)(b)	91,304	228,260
Erasca, Inc.	106,812	578,921
Evelo Biosciences, Inc. (a)(b)	158,922	333,736
Exact Sciences Corp. (a)(b)	874,499	43,558,795
Exagen, Inc. (a)(b)	40,756	203,780
Exelixis, Inc. (a)	1,598,906	29,307,947
Exicure, Inc. (a)(b)	384,807	51,564
F-star Therapeutics, Inc. (a)	86,276	262,279
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)(b)	405,687	9,371,370
FibroGen, Inc. (a)	436,846	4,298,565
Finch Therapeutics Group, Inc. (a)	44,852	106,299
First Wave BioPharma, Inc. (a)(b)	64,377	22,532
Foghorn Therapeutics, Inc. (a)(b)	105,334	1,358,809
Forma Therapeutics Holdings, Inc. (a)	167,707	954,253
Forte Biosciences, Inc. (a)	62,357	82,311
Fortress Biotech, Inc. (a)	373,542	321,769
Frequency Therapeutics, Inc. (a)	191,462	214,437
G1 Therapeutics, Inc. (a)(b)	180,496	877,211
Gain Therapeutics, Inc. (a)(b)	8,288	24,615
Galectin Therapeutics, Inc. (a)	311,942	402,405
Galecto, Inc. (a)	62,685	82,117
Galera Therapeutics, Inc. (a)	45,301	72,482
Gelesis Holdings, Inc. Class A (a)(b)	69,497	349,570
Gemini Therapeutics, Inc. (a)(b)	156,348	200,125
Generation Bio Co. (a)	219,502	1,233,601
Genocea Biosciences, Inc. (a)(b)	184,922	11,243
Genprex, Inc. (a)(b)	255,183	375,119
GeoVax Labs, Inc. (a)(b)	32,008	56,334
Geron Corp. (a)(b)	1,696,302	2,340,897
Global Blood Therapeutics, Inc. (a)	296,099	7,384,709
GlycoMimetics, Inc. (a)	217,773	144,993
Gossamer Bio, Inc. (a)(b)	249,460	1,758,693
Graphite Bio, Inc.	80,008	188,019
GreenLight Biosciences Holdings PBC Class A (a)	307,070	2,269,247
Greenwich Lifesciences, Inc. (a)(b)	21,632	167,432
Gritstone Bio, Inc. (a)(b)	313,975	634,230
Gt Biopharma, Inc. (a)(b)	109,200	301,392
Halozyme Therapeutics, Inc. (a)	709,091	32,604,004
Harpoon Therapeutics, Inc. (a)(b)	126,753	261,111
HCW Biologics, Inc. (b)	21,114	43,917
Heron Therapeutics, Inc. (a)(b)	521,637	1,721,402
Histogen, Inc. (a)(b)	140,516	23,986
Homology Medicines, Inc. (a)(b)	259,556	381,547
Hookipa Pharma, Inc. (a)(b)	111,658	192,052
Horizon Therapeutics PLC (a)	1,143,275	102,540,335
Humacyte, Inc. Class A (a)(b)	318,395	1,728,885
Humanigen, Inc. (a)(b)	276,868	603,572
iBio, Inc. (a)(b)	1,211,627	292,002
Icosavax, Inc. (a)(b)	67,091	455,548
Ideaya Biosciences, Inc. (a)(b)	170,844	1,904,911
Idera Pharmaceuticals, Inc. (a)(b)	227,943	159,401
IGM Biosciences, Inc. (a)(b)	87,723	1,471,992
Imago BioSciences, Inc. (b)	45,428	734,116
Immix Biopharma, Inc. (b)	6,753	14,451
Immucell Corp. (a)	13,082	106,618
Immuneering Corp. (b)	38,090	170,643
Immunic, Inc. (a)	108,535	672,917
ImmunityBio, Inc. (a)(b)	328,845	1,236,457
ImmunoGen, Inc. (a)	1,011,292	3,701,329
Immunome, Inc. (a)(b)	47,398	184,378
Immunovant, Inc. (a)(b)	246,419	1,044,817
Impel Pharmaceuticals, Inc. (a)(b)	33,012	227,453
In8bio, Inc.	1,413	3,504
Indaptus Therapeutics, Inc. (a)(b)	24,774	62,678
Infinity Pharmaceuticals, Inc. (a)	487,023	327,474
Inhibikase Therapeutics, Inc. (a)	43,428	39,771
Inhibrx, Inc. (a)(b)	99,285	1,297,655
Inmune Bio, Inc. (a)(b)	59,884	413,200
Inovio Pharmaceuticals, Inc. (a)(b)	1,010,380	1,889,411
Inozyme Pharma, Inc. (a)(b)	38,383	141,633
Insmed, Inc. (a)	594,724	11,192,706
Instil Bio, Inc. (a)(b)	91,245	547,926
Intellia Therapeutics, Inc. (a)	347,640	16,040,110
Intercept Pharmaceuticals, Inc. (a)(b)	128,285	2,321,959
Ionis Pharmaceuticals, Inc. (a)	709,635	25,915,870
Iovance Biotherapeutics, Inc. (a)	682,154	4,604,540
Ironwood Pharmaceuticals, Inc. Class A (a)	827,212	9,322,679
IsoRay, Inc. (a)	730,014	206,229
iTeos Therapeutics, Inc. (a)	104,422	1,827,385
Iveric Bio, Inc. (a)	544,245	5,681,918
Janux Therapeutics, Inc. (b)	61,617	685,797
Jasper Therapeutics, Inc. (a)(b)	77,865	246,832
Jounce Therapeutics, Inc. (a)	176,084	681,445
Kalvista Pharmaceuticals, Inc. (a)	114,358	1,016,643
Karuna Therapeutics, Inc. (a)	109,346	11,406,975
Karyopharm Therapeutics, Inc. (a)(b)	356,477	2,238,676
Keros Therapeutics, Inc. (a)	64,468	2,179,018
Kezar Life Sciences, Inc. (a)(b)	206,685	1,043,759
Kiniksa Pharmaceuticals Ltd. (a)	152,480	1,167,997
Kinnate Biopharma, Inc. (a)(b)	81,214	644,839
Kintara Therapeutics, Inc. (a)	155,912	28,064
Kiromic BioPharma, Inc. (a)(b)	4,300	1,570
Kodiak Sciences, Inc. (a)	173,784	1,258,196
Kronos Bio, Inc. (a)(b)	224,277	834,310
Krystal Biotech, Inc. (a)(b)	103,029	6,066,348
Kura Oncology, Inc. (a)(b)	336,732	4,431,393
Kymera Therapeutics, Inc. (a)	181,219	2,585,995
La Jolla Pharmaceutical Co./California (a)(b)	115,205	461,972
Lantern Pharma, Inc. (a)(b)	33,132	186,533
Larimar Therapeutics, Inc. (a)(b)	67,134	173,206
Leap Therapeutics, Inc. (a)(b)	336,308	363,213
Lexicon Pharmaceuticals, Inc. (a)(b)	369,288	653,640
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	82,857	7,366,816
General CVR (a)	26,087	149
Glucagon CVR (a)	26,087	91
rights (a)	26,087	233
TR Beta CVR (a)(c)	26,087	2,348
Lineage Cell Therapeutics, Inc. (a)(b)	700,215	875,269
LogicBio Therapeutics, Inc. (a)	82,584	40,466
Longeveron, Inc. (a)(b)	19,246	157,240
Lumos Pharma, Inc. (a)	13,085	98,138
Lyell Immunopharma, Inc. (b)	131,451	544,207
Macrogenics, Inc. (a)	276,396	959,094
Madrigal Pharmaceuticals, Inc. (a)	61,422	4,077,807
Magenta Therapeutics, Inc. (a)(b)	197,177	228,725
MannKind Corp. (a)(b)	1,281,606	5,357,113
Marker Therapeutics, Inc. (a)	382,362	115,473
Matinas BioPharma Holdings, Inc. (a)	971,701	694,863
MediciNova, Inc. (a)(b)	265,062	644,101
MEI Pharma, Inc. (a)(b)	566,726	269,988
Merrimack Pharmaceuticals, Inc. (a)	60,111	311,375
Mersana Therapeutics, Inc. (a)	369,315	1,233,512
Metacrine, Inc. (a)(b)	36,147	18,084
MiMedx Group, Inc. (a)(b)	431,119	1,685,675
Minerva Neurosciences, Inc. (a)	168,931	67,572
MiNK Therapeutics, Inc.	2,799	4,338
Mirati Therapeutics, Inc. (a)	252,432	9,885,237
Mirum Pharmaceuticals, Inc. (a)(b)	80,506	1,883,035
Molecular Templates, Inc. (a)(b)	214,944	212,365
Moleculin Biotech, Inc. (a)(b)	146,799	220,199
Monopar Therapeutics, Inc. (a)(b)	23,738	50,799
Monte Rosa Therapeutics, Inc. (b)	68,482	530,051
Morphic Holding, Inc. (a)	131,117	3,073,382
Mustang Bio, Inc. (a)(b)	357,993	230,941
Myovant Sciences Ltd. (a)(b)	221,346	2,295,358
Myriad Genetics, Inc. (a)	398,542	7,667,948
NanoViricides, Inc. (a)(b)	84,120	168,240
Natera, Inc. (a)	441,710	16,206,340
Navidea Biopharmaceuticals, Inc. (a)	70,295	58,345
Neoleukin Therapeutics, Inc. (a)(b)	177,762	177,762
Neubase Therapeutics, Inc. (a)(b)	146,276	149,202
Neurobo Pharmaceuticals, Inc. (a)(b)	33,714	14,571
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	478,128	44,700,187
Neximmune, Inc. (a)(b)	34,534	78,738
NextCure, Inc. (a)(b)	80,567	314,211
Nighthawk Biosciences, Inc. (a)(b)	159,438	365,113
Nkarta, Inc. (a)(b)	140,658	2,029,695
Novavax, Inc. (a)(b)	381,019	21,081,781
Nurix Therapeutics, Inc. (a)	196,827	1,985,984
Nuvalent, Inc. Class A (a)(b)	52,054	461,198
Nuvectis Pharma, Inc. (b)	9,663	145,235
Ocugen, Inc. (a)(b)	989,826	2,345,888
Olema Pharmaceuticals, Inc. (a)(b)	157,444	450,290
Omega Therapeutics, Inc. (a)	35,922	81,543
OncoCyte Corp. (a)(b)	434,480	469,238
Oncorus, Inc. (a)(b)	73,204	87,113
OncoSec Medical, Inc. (a)	167,582	141,221
Oncternal Therapeutics, Inc. (a)(b)	225,848	334,255
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	199,931	137,952
Oragenics, Inc. (a)(b)	492,442	160,044
Organogenesis Holdings, Inc. Class A (a)	333,032	1,868,310
Organovo Holdings, Inc. (a)(b)	37,032	89,247
Orgenesis, Inc. (a)(b)	111,262	285,943
ORIC Pharmaceuticals, Inc. (a)	170,240	568,602
Outlook Therapeutics, Inc. (a)(b)	537,623	618,266
Ovid Therapeutics, Inc. (a)	280,545	474,121
Oyster Point Pharma, Inc. (a)(b)	66,102	259,781
Palatin Technologies, Inc. (a)(b)	1,047,112	379,264
Panbela Therapeutics, Inc. (a)(b)	6,913	10,370
Pardes Biosciences, Inc. (a)(b)	141,328	797,090
Pasithea Therapeutics Corp.	5,931	5,086
Passage Bio, Inc. (a)	203,892	367,006
PDL BioPharma, Inc. (a)(c)	562,926	1,390,427
PDS Biotechnology Corp. (a)(b)	141,477	554,590
PharmaCyte Biotech, Inc. (a)(b)	83,786	192,708
PhaseBio Pharmaceuticals, Inc. (a)(b)	167,383	129,370
Phio Pharmaceuticals Corp. (a)	67,346	48,563
Pieris Pharmaceuticals, Inc. (a)	364,404	648,639
Plus Therapeutics, Inc. (a)	94,099	52,658
PMV Pharmaceuticals, Inc. (a)(b)	132,695	1,560,493
Point Biopharma Global, Inc. (a)(b)	375,467	3,086,339
Polarityte, Inc. (a)(b)	13,989	33,993
Poseida Therapeutics, Inc. (a)(b)	138,040	313,351
Praxis Precision Medicines, Inc. (a)(b)	173,111	1,436,821
Precigen, Inc. (a)(b)	567,734	760,764
Precision BioSciences, Inc. (a)	309,297	519,619
Prelude Therapeutics, Inc. (a)	65,938	276,940
Prometheus Biosciences, Inc. (a)	51,637	1,345,660
Protagenic Therapeutics, Inc. (a)	69,648	51,776
Protagonist Therapeutics, Inc. (a)	230,708	2,021,002
Protara Therapeutics, Inc. (a)	54,844	184,276
Prothena Corp. PLC (a)	184,429	5,022,002
PTC Therapeutics, Inc. (a)	354,815	10,420,917
Puma Biotechnology, Inc. (a)	210,223	407,833
Pyxis Oncology, Inc. (b)	61,043	150,776
Qualigen Therapeutics, Inc. (a)(b)	121,913	68,405
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	196
Radius Health, Inc. (a)(b)	234,454	1,484,094
Rallybio Corp. (a)	31,796	432,426
RAPT Therapeutics, Inc. (a)	94,486	1,390,834
Recursion Pharmaceuticals, Inc. (a)(b)	119,476	731,193
REGENXBIO, Inc. (a)	193,473	4,070,672
Regulus Therapeutics, Inc. (a)(b)	392,591	112,477
Relay Therapeutics, Inc. (a)(b)	382,463	6,226,498
Reneo Pharmaceuticals, Inc. (a)(b)	24,237	50,171
Renovacor, Inc. (a)(b)	5,678	11,015
Repligen Corp. (a)	259,287	42,644,933
Replimune Group, Inc. (a)	138,527	2,012,797
Revolution Medicines, Inc. (a)(b)	306,104	5,197,646
Rezolute, Inc. (a)	44,223	123,824
Rhythm Pharmaceuticals, Inc. (a)(b)	214,737	738,695
Rigel Pharmaceuticals, Inc. (a)	914,907	1,655,982
Rocket Pharmaceuticals, Inc. (a)(b)	216,716	2,568,085
Rubius Therapeutics, Inc. (a)	228,429	251,272
S.A.B. Biotherapeutics, Inc. (a)(b)	142,281	278,871
Sage Therapeutics, Inc. (a)	264,128	8,259,283
Salarius Pharmaceuticals, Inc. (a)	214,624	38,697
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	29
Sana Biotechnology, Inc. (a)(b)	421,070	2,160,089
Sangamo Therapeutics, Inc. (a)	587,580	2,144,667
Sarepta Therapeutics, Inc. (a)	438,253	31,913,583
Savara, Inc. (a)	596,160	780,970
Scholar Rock Holding Corp. (a)(b)	148,836	747,157
Scopus Biopharma, Inc. (a)	203,635	80,293
Seagen, Inc. (a)	675,477	91,648,719
Selecta Biosciences, Inc. (a)(b)	552,974	487,834
Sellas Life Sciences Group, Inc. (a)(b)	80,233	244,711
Sensei Biotherapeutics, Inc. (a)(b)	47,825	90,868
Sera Prognostics, Inc. (b)	5,391	7,493
Seres Therapeutics, Inc. (a)	351,385	1,089,294
Sesen Bio, Inc. (a)(b)	1,112,171	681,650
Shattuck Labs, Inc. (a)	145,807	417,008
Sigilon Therapeutics, Inc. (a)(b)	52,090	39,484
Silverback Therapeutics, Inc. (a)	114,464	399,479
Sio Gene Therapies, Inc. (a)	273,214	91,499
Societal Cdmo, Inc. (a)	213,994	157,821
Soleno Therapeutics, Inc. (a)	266,409	42,972
Solid Biosciences, Inc. (a)	326,790	186,270
Soligenix, Inc. (a)(b)	190,996	109,937
Sonnet Biotherapeutics Holding (a)(b)	263,437	69,231
Sorrento Therapeutics, Inc. (a)(b)	1,489,129	2,442,172
Spectrum Pharmaceuticals, Inc. (a)	949,209	709,439
Spero Therapeutics, Inc. (a)(b)	162,771	192,070
Springworks Therapeutics, Inc. (a)(b)	129,864	2,459,624
Spruce Biosciences, Inc. (a)(b)	32,745	51,082
SQZ Biotechnologies Co. (a)(b)	71,741	254,681
Statera Biopharma, Inc. (a)(b)	55,146	12,772
Stoke Therapeutics, Inc. (a)(b)	105,381	1,276,164
Surface Oncology, Inc. (a)(b)	199,631	369,317
Surrozen, Inc. (a)(b)	102,794	254,929
Sutro Biopharma, Inc. (a)	239,258	1,040,772
Synaptogenix, Inc. (a)(b)	38,962	251,695
Syndax Pharmaceuticals, Inc. (a)(b)	226,478	3,736,887
Synlogic, Inc. (a)	194,504	212,009
Synthetic Biologics, Inc. (a)(b)	690,119	152,378
Syros Pharmaceuticals, Inc. (a)(b)	292,808	240,571
T2 Biosystems, Inc. (a)(b)	887,856	179,702
Talaris Therapeutics, Inc. (a)	46,982	404,515
Tango Therapeutics, Inc. (a)	335,210	2,242,555
Taysha Gene Therapies, Inc. (a)(b)	134,161	342,111
TCR2 Therapeutics, Inc. (a)(b)	189,042	438,577
Tempest Therapeutics, Inc. (a)(b)	6,760	19,469
Tenax Therapeutics, Inc. (a)(b)	1,474	924
Tenaya Therapeutics, Inc. (a)(b)	65,235	437,075
TG Therapeutics, Inc. (a)(b)	678,951	3,000,963
TONIX Pharmaceuticals Holding (a)(b)	74,866	182,673
TRACON Pharmaceuticals, Inc. (a)	81,332	140,704
TransCode Therapeutics, Inc. (b)	54,110	97,398
Travere Therapeutics, Inc. (a)	256,501	5,979,038
Trevena, Inc. (a)(b)	855,849	266,854
TScan Therapeutics, Inc. (b)	14,157	45,302
Turning Point Therapeutics, Inc. (a)	248,051	8,773,564
Twist Bioscience Corp. (a)	269,405	9,170,546
Tyme Technologies, Inc. (a)(b)	492,882	123,171
Tyra Biosciences, Inc. (b)	57,373	391,858
Ultragenyx Pharmaceutical, Inc. (a)	342,685	16,071,927
uniQure B.V. (a)	179,174	2,572,939
United Therapeutics Corp. (a)	226,800	52,241,112
UNITY Biotechnology, Inc. (a)	243,331	192,256
Vaccinex, Inc. (a)(b)	169,778	193,547
Vanda Pharmaceuticals, Inc. (a)	268,567	2,640,014
Vaxart, Inc. (a)(b)	599,943	2,183,793
Vaxcyte, Inc. (a)	161,128	3,865,461
VBI Vaccines, Inc. (a)(b)	1,358,173	1,242,728
Vera Therapeutics, Inc. (a)(b)	48,393	703,634
Veracyte, Inc. (a)	353,188	6,209,045
Verastem, Inc. (a)	991,999	1,269,759
Vericel Corp. (a)	234,389	6,363,661
Verve Therapeutics, Inc. (b)	68,275	1,035,049
Vigil Neuroscience, Inc.	32,311	94,025
Viking Therapeutics, Inc. (a)(b)	408,470	906,803
Vincerx Pharma, Inc. (a)	76,619	124,889
Vir Biotechnology, Inc. (a)	372,442	9,612,728
Viracta Therapeutics, Inc. (a)(b)	119,314	252,946
Viridian Therapeutics, Inc. (a)(b)	96,075	1,172,115
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)(b)	23,193	99,498
VistaGen Therapeutics, Inc. (a)(b)	1,027,570	1,181,706
Vor Biopharma, Inc. (a)(b)	54,189	228,136
Voyager Therapeutics, Inc. (a)	141,237	855,896
vTv Therapeutics, Inc. Class A (a)(b)	237,274	130,785
Vyant Bio, Inc. (a)	115,395	81,665
Werewolf Therapeutics, Inc. (a)(b)	40,019	151,672
Windtree Therapeutics, Inc. (a)(b)	131,008	63,801
X4 Pharmaceuticals, Inc. (a)(b)	104,269	126,165
Xbiotech, Inc.	86,082	473,451
Xencor, Inc. (a)	292,887	6,540,167
Xenetic Biosciences, Inc. (a)(b)	63,112	48,786
Xilio Therapeutics, Inc.	40,579	121,737
XOMA Corp. (a)(b)	58,959	1,073,643
Y-mAbs Therapeutics, Inc. (a)(b)	171,389	2,132,079
Yield10 Bioscience, Inc. (a)(b)	22,535	59,943
Yumanity Therapeutics, Inc. (a)	24,067	25,752
Yumanity Therapeutics, Inc. rights (a)(c)	198,769	2
Zentalis Pharmaceuticals, Inc. (a)	240,565	5,800,022
		1,469,089,856
Health Care Equipment & Supplies - 2.4%
Accelerate Diagnostics, Inc. (a)(b)	177,239	107,814
Accuray, Inc. (a)	492,436	1,024,267
Acutus Medical, Inc. (a)(b)	106,720	73,904
Aethlon Medical, Inc. (a)	90,173	120,832
Allied Healthcare Products, Inc. (a)	17,178	36,933
Alphatec Holdings, Inc. (a)(b)	346,634	2,662,149
Angiodynamics, Inc. (a)	189,895	3,727,639
Apollo Endosurgery, Inc. (a)	155,188	675,068
Apyx Medical Corp. (a)(b)	158,900	964,523
Artivion, Inc. (a)	194,050	3,795,618
Asensus Surgical, Inc. (a)(b)	1,240,308	486,201
Aspira Women's Health, Inc. (a)(b)	336,793	198,708
Atricure, Inc. (a)	231,824	9,419,009
Atrion Corp.	7,101	4,465,038
Avanos Medical, Inc. (a)	245,919	7,055,416
Avinger, Inc. (a)(b)	24,174	48,348
AxoGen, Inc. (a)	216,832	2,096,765
Axonics Modulation Technologies, Inc. (a)	232,931	11,646,550
Bellerophon Therapeutics, Inc. (a)(b)	38,883	41,216
Beyond Air, Inc. (a)(b)	120,772	689,608
BioLase Technology, Inc. (a)(b)	30,116	145,460
BioLife Solutions, Inc. (a)	148,852	2,042,249
Biomerica, Inc. (a)(b)	52,008	182,028
BioSig Technologies, Inc. (a)(b)	150,538	148,641
Bioventus, Inc. (a)(b)	112,397	1,110,482
Butterfly Network, Inc. Class A (a)(b)	660,607	2,014,851
Cardiovascular Systems, Inc. (a)	201,965	3,283,951
Cerus Corp. (a)	857,366	4,243,962
Chembio Diagnostics, Inc. (a)(b)	160,580	120,403
ClearPoint Neuro, Inc. (a)(b)	89,896	985,260
Co.-Diagnostics, Inc. (a)(b)	143,540	724,877
ConforMis, Inc. (a)(b)	955,935	408,758
CONMED Corp.	146,951	17,088,932
CryoPort, Inc. (a)(b)	245,414	6,245,786
Cutera, Inc. (a)(b)	83,429	3,753,471
CVRx, Inc. (b)	31,828	197,652
CytoSorbents Corp. (a)(b)	216,526	417,895
DarioHealth Corp. (a)(b)	87,444	581,503
Delcath Systems, Inc. (a)(b)	39,751	183,252
Dynatronics Corp. (a)(b)	61,095	43,988
Eargo, Inc. (a)(b)	138,054	213,984
Ekso Bionics Holdings, Inc. (a)	71,018	134,934
electroCore, Inc. (a)(b)	305,448	136,688
Electromed, Inc. (a)	34,829	392,523
Embecta Corp. (a)	288,322	7,144,619
ENDRA Life Sciences, Inc. (a)(b)	197,016	45,314
Enovis Corp. (a)	227,037	15,061,635
Envista Holdings Corp. (a)	812,947	34,989,239
Envveno Medical Corp. (a)(b)	40,568	165,112
Figs, Inc. Class A (a)	183,571	1,633,782
Fonar Corp. (a)	33,328	537,247
GBS, Inc. (a)(b)	113,118	64,025
Glaukos Corp. (a)	237,025	9,677,731
Globus Medical, Inc. (a)	398,117	26,514,592
Haemonetics Corp. (a)	257,047	16,260,793
Helius Medical Technologies, Inc. (U.S.) (a)(b)	10,339	15,095
Heska Corp. (a)	54,413	5,429,873
Hyperfine, Inc. (a)(b)	50,139	144,902
ICU Medical, Inc. (a)(b)	100,496	18,254,093
Inari Medical, Inc. (a)(b)	161,751	10,643,216
Inogen, Inc. (a)	106,194	2,727,062
Insulet Corp. (a)	347,824	74,253,468
Integer Holdings Corp. (a)	164,907	13,156,280
Integra LifeSciences Holdings Corp. (a)	366,942	22,985,247
Invacare Corp. (a)(b)	190,704	178,098
InVivo Therapeutics Holdings Corp. (a)(b)	6,864	35,624
INVO Bioscience, Inc. (a)(b)	44,041	43,138
IRadimed Corp.	34,719	1,134,964
iRhythm Technologies, Inc. (a)	148,287	20,886,224
Iridex Corp. (a)(b)	59,593	178,183
Kewaunee Scientific Corp. (a)	10,847	156,197
Lantheus Holdings, Inc. (a)	341,139	23,374,844
LeMaitre Vascular, Inc.	95,990	4,388,663
LENSAR, Inc. (a)	44,149	298,889
LivaNova PLC (a)	267,183	18,187,147
LogicMark, Inc. (a)(b)	52,799	67,583
Lucid Diagnostics, Inc. (b)	16,481	34,610
Lucira Health, Inc. (a)(b)	47,077	92,742
Masimo Corp. (a)	256,064	35,959,068
Meridian Bioscience, Inc. (a)	220,082	6,052,255
Merit Medical Systems, Inc. (a)	255,535	15,687,294
Mesa Laboratories, Inc.	26,743	5,595,973
Microbot Medical, Inc. (a)(b)	31,971	187,350
Milestone Scientific, Inc. (a)(b)	240,542	242,947
Minerva Surgical, Inc.	9,162	21,897
Motus GI Holdings, Inc. (a)(b)	218,752	61,119
Myomo, Inc. (a)	29,247	65,513
NanoVibronix, Inc. (a)(b)	110,922	78,500
Natus Medical, Inc. (a)	174,189	5,711,657
Nemaura Medical, Inc. (a)(b)	69,812	189,191
Neogen Corp. (a)	540,562	14,303,271
NeuroMetrix, Inc. (a)(b)	26,589	116,726
Neuronetics, Inc. (a)	134,761	361,159
NeuroOne Medical Technologies Corp. (a)(b)	34,463	39,288
NeuroPace, Inc. (a)(b)	32,630	203,285
Nevro Corp. (a)	174,881	7,621,314
NEXGEL, Inc. (a)	178	260
Novocure Ltd. (a)(b)	449,981	36,169,473
NuVasive, Inc. (a)	259,444	14,894,680
Nuwellis, Inc. (a)	30,345	17,925
Omnicell, Inc. (a)	221,543	24,626,720
OraSure Technologies, Inc. (a)	361,430	1,499,935
Orthofix International NV (a)	98,607	2,710,706
OrthoPediatrics Corp. (a)(b)	72,322	3,339,107
Outset Medical, Inc. (a)(b)	207,379	4,520,862
Owlet, Inc. (a)(b)	364,581	1,749,989
Paragon 28, Inc. (b)	38,431	688,684
PAVmed, Inc. (a)(b)	473,180	477,912
Penumbra, Inc. (a)	176,881	25,987,357
PetVivo Holdings, Inc. (b)	28,822	50,439
Predictive Oncology, Inc. (a)	336,759	123,422
Pro-Dex, Inc. (a)(b)	19,952	313,047
PROCEPT BioRobotics Corp. (b)	36,126	1,413,249
Pulmonx Corp. (a)(b)	179,742	3,282,089
Pulse Biosciences, Inc. (a)(b)	73,624	164,182
QuidelOrtho Corp. (a)	251,626	23,912,019
Quotient Ltd. (a)	487,841	187,819
Ra Medical Systems, Inc. (a)(b)	41,658	12,727
Repro Medical Systems, Inc. (a)(b)	165,918	363,360
Reshape Lifesciences, Inc. (a)	87,695	89,449
Retractable Technologies, Inc. (a)(b)	97,258	450,305
Rockwell Medical Technologies, Inc. (a)(b)	39,281	64,421
RxSight, Inc. (b)	41,078	561,125
Sanara Medtech, Inc. (a)(b)	13,763	300,859
Seaspine Holdings Corp. (a)	173,450	1,434,432
Second Sight Medical Products, Inc. (a)(b)	155,443	365,291
Semler Scientific, Inc. (a)	25,453	709,121
Senseonics Holdings, Inc. (a)(b)	2,060,566	2,390,257
Sensus Healthcare, Inc. (a)(b)	69,909	606,111
Shockwave Medical, Inc. (a)	178,130	29,250,727
SI-BONE, Inc. (a)	144,126	2,154,684
Sientra, Inc. (a)(b)	334,738	324,696
Sight Sciences, Inc. (b)	54,971	472,201
Silk Road Medical, Inc. (a)	174,640	5,801,541
Sintx Technologies, Inc. (a)(b)	81,601	35,896
SmileDirectClub, Inc. (a)(b)	573,154	808,147
Sonendo, Inc. (b)	41,280	115,171
Staar Surgical Co. (a)	239,700	15,805,818
Stereotaxis, Inc. (a)	239,403	481,200
STRATA Skin Sciences, Inc. (a)	18,623	20,485
Surgalign Holdings, Inc. (a)(b)	19,965	95,033
SurModics, Inc. (a)	72,797	2,855,826
Tactile Systems Technology, Inc. (a)	104,895	1,065,733
Talis Biomedical Corp. (a)	80,730	84,767
Tandem Diabetes Care, Inc. (a)	320,696	21,861,846
Tela Bio, Inc. (a)	40,843	285,493
Thermogenesis Holdings, Inc. (a)	31,919	11,714
TransMedics Group, Inc. (a)(b)	139,132	4,058,480
Treace Medical Concepts, Inc. (a)	60,601	1,011,431
UFP Technologies, Inc. (a)	36,071	2,757,628
Utah Medical Products, Inc.	17,047	1,468,429
Vapotherm, Inc. (a)(b)	122,984	397,238
Varex Imaging Corp. (a)(b)	196,566	4,528,881
Venus Concept, Inc. (a)(b)	101,134	74,354
Vicarious Surgical, Inc. (a)	201,641	883,188
ViewRay, Inc. (a)	774,387	2,237,978
Viveve Medical, Inc. (a)(b)	42,089	30,350
VolitionRx Ltd. (a)(b)	176,807	457,930
Xtant Medical Holdings, Inc. (a)	21,204	12,194
Zimvie, Inc. (a)	105,307	2,292,533
Zomedica Corp. (a)(b)	5,216,895	1,220,232
Zosano Pharma Corp. (a)(b)	15,802	29,708
Zynex, Inc. (b)	126,693	923,592
		772,787,632
Health Care Providers & Services - 1.8%
1Life Healthcare, Inc. (a)(b)	843,366	7,143,310
23andMe Holding Co. Class A (a)(b)	1,083,724	3,251,172
Acadia Healthcare Co., Inc. (a)	452,500	32,204,425
Accolade, Inc. (a)	274,880	1,764,730
AdaptHealth Corp. (a)(b)	487,547	8,770,971
Addus HomeCare Corp. (a)	79,370	6,627,395
Agiliti, Inc. (a)(b)	138,430	2,674,468
agilon health, Inc. (a)	244,141	4,663,093
AirSculpt Technologies, Inc. (a)	30,015	264,732
Alerislife, Inc. (a)	98,499	137,899
Alignment Healthcare, Inc. (a)(b)	150,473	1,607,052
Amedisys, Inc. (a)	163,064	18,900,748
American Shared Hospital Services (a)	6,067	14,092
AMN Healthcare Services, Inc. (a)	238,258	23,087,200
Apollo Medical Holdings, Inc. (a)(b)	191,989	7,207,267
Assure Holdings Corp. (a)	6,405	11,209
ATI Physical Therapy, Inc. (a)(b)	294,708	562,892
Avalon GloboCare Corp. (a)(b)	79,072	44,676
Aveanna Healthcare Holdings, Inc. (a)(b)	219,976	677,526
Biodesix, Inc. (a)(b)	45,526	67,378
Biora Therapeutics, Inc. (a)(b)	641,569	539,046
Brookdale Senior Living, Inc. (a)	919,615	5,241,806
Caladrius Biosciences, Inc. (a)(b)	237,040	119,705
Cano Health, Inc. (a)	920,952	4,742,903
CareMax, Inc. Class A (a)	336,529	1,574,956
Castle Biosciences, Inc. (a)	116,297	2,589,934
Chemed Corp.	77,496	37,539,062
Clover Health Investments Corp. (a)(b)	1,336,200	3,567,654
Community Health Systems, Inc. (a)	625,873	3,279,575
Corvel Corp. (a)	47,899	7,144,615
Covetrus, Inc. (a)	517,975	10,784,240
Cross Country Healthcare, Inc. (a)	177,770	3,137,641
CynergisTek, Inc. (a)	41,044	48,842
DocGo, Inc. Class A (a)(b)	381,624	2,881,261
Encompass Health Corp.	500,273	32,787,892
Enzo Biochem, Inc. (a)	225,572	521,071
Fulgent Genetics, Inc. (a)(b)	99,193	5,407,010
Great Elm Group, Inc. (a)	109,408	252,732
Guardant Health, Inc. (a)	511,817	20,974,261
Hanger, Inc. (a)	191,512	3,023,974
HealthEquity, Inc. (a)	420,678	26,326,029
Hims & Hers Health, Inc. (a)(b)	623,829	2,520,269
IMAC Holdings, Inc. (a)(b)	115,978	133,375
InfuSystems Holdings, Inc. (a)(b)	104,651	1,011,975
Innovage Holding Corp. (a)(b)	95,186	461,652
Invitae Corp. (a)(b)	1,067,329	3,917,097
LHC Group, Inc. (a)	159,341	26,555,771
LifeStance Health Group, Inc. (b)	199,849	1,488,875
MEDNAX, Inc. (a)	430,537	8,317,975
Modivcare, Inc. (a)	62,558	5,969,910
National Healthcare Corp.	69,341	4,873,979
National Research Corp. Class A	73,660	2,643,657
Novo Integrated Sciences, Inc. (a)(b)	7,731	15,771
Oak Street Health, Inc. (a)(b)	702,326	13,259,915
Ontrak, Inc. (a)(b)	76,430	145,217
Opko Health, Inc. (a)(b)	2,050,419	6,151,257
Option Care Health, Inc. (a)	697,904	21,188,365
Owens & Minor, Inc.	379,473	13,236,018
P3 Health Partners, Inc. Class A (a)(b)	29,236	140,333
Patterson Companies, Inc.	433,987	13,709,649
Pennant Group, Inc. (a)	138,169	2,643,173
PetIQ, Inc. Class A (a)(b)	134,796	2,313,099
Precipio, Inc. (a)(b)	126,776	144,525
Premier, Inc.	595,932	22,293,816
Privia Health Group, Inc. (a)(b)	134,384	3,219,841
Progyny, Inc. (a)	349,919	11,060,940
Psychemedics Corp.	24,055	150,103
R1 RCM, Inc. (a)	672,691	14,442,676
RadNet, Inc. (a)	234,711	4,818,617
Regional Health Properties, Inc. (a)(b)	11,042	29,384
Select Medical Holdings Corp.	530,519	12,918,138
Sema4 Holdings Corp. Class A (a)(b)	629,535	1,284,251
Sharps Compliance Corp. (a)(b)	66,071	285,427
Signify Health, Inc. (a)(b)	115,394	1,572,820
Sonida Senior Living, Inc. (a)(b)	20,061	522,589
Star Equity Holdings, Inc. (a)(b)	26,286	27,075
SunLink Health Systems, Inc. (a)	29,199	32,916
Surgery Partners, Inc. (a)	179,028	7,017,898
Talkspace, Inc. Class A (a)(b)	543,476	766,301
Tenet Healthcare Corp. (a)	539,755	34,927,546
The Ensign Group, Inc.	262,711	21,324,252
The Joint Corp. (a)	72,899	1,215,955
The Oncology Institute, Inc. (a)(b)	40,032	360,688
Tivity Health, Inc. (a)	219,959	7,126,672
U.S. Physical Therapy, Inc.	66,095	7,441,636
Vivos Therapeutics, Inc. (a)(b)	113,602	230,612
		576,078,454
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	623,006	10,647,173
American Well Corp. (a)	962,322	3,637,577
Augmedix, Inc. (b)	102,466	210,055
Better Therapeutics, Inc. (a)(b)	13,838	25,047
Biotricity, Inc. (a)(b)	217,457	267,472
CareCloud, Inc. (a)(b)	42,512	162,821
Certara, Inc. (a)(b)	521,557	10,598,038
Change Healthcare, Inc. (a)	1,274,491	30,702,488
Computer Programs & Systems, Inc. (a)	76,975	2,454,733
Convey Health Solutions Holdin	56,451	349,996
Definitive Healthcare Corp. (b)	136,954	2,677,451
Doximity, Inc. (b)	467,372	16,353,346
Evolent Health, Inc. (a)	412,899	11,614,849
Forian, Inc. (a)(b)	98,201	302,459
GoodRx Holdings, Inc. (a)	335,378	2,672,963
Health Catalyst, Inc. (a)(b)	258,413	3,785,750
HealthStream, Inc. (a)	133,581	2,721,045
HTG Molecular Diagnostics (a)(b)	29,352	16,437
iCAD, Inc. (a)(b)	118,711	453,476
Inspire Medical Systems, Inc. (a)	137,810	24,368,942
iSpecimen, Inc. (b)	12,731	38,193
MultiPlan Corp. Class A (a)(b)	1,239,420	6,197,100
NantHealth, Inc. (a)(b)	235,041	122,221
Nextgen Healthcare, Inc. (a)	279,555	5,062,741
OptimizeRx Corp. (a)(b)	88,950	2,275,341
Pear Therapeutics, Inc. Class A (a)(b)	168,885	646,830
Phreesia, Inc. (a)	257,830	4,677,036
Schrodinger, Inc. (a)	239,565	6,190,360
SCWorx, Corp. (a)	37,411	27,875
Sharecare, Inc. Class A (a)(b)	1,476,494	4,119,418
Simulations Plus, Inc. (b)	80,042	3,800,394
Streamline Health Solutions, Inc. (a)(b)	200,084	248,104
Tabula Rasa HealthCare, Inc. (a)	139,462	507,642
Teladoc Health, Inc. (a)(b)	803,198	27,381,020
UpHealth, Inc. (a)	384,675	286,198
Veeva Systems, Inc. Class A (a)	700,690	119,299,479
		304,902,070
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	461,202	23,608,930
Absci Corp.	76,784	280,262
Adaptive Biotechnologies Corp. (a)	557,272	4,357,867
Akoya Biosciences, Inc. (a)(b)	34,905	406,643
Alpha Teknova, Inc.	31,611	241,824
Applied DNA Sciences, Inc. (a)(b)	32,823	42,670
Avantor, Inc. (a)	3,073,065	98,461,003
Azenta, Inc.	376,586	28,861,551
Berkeley Lights, Inc. (a)(b)	204,476	977,395
BioNano Genomics, Inc. (a)(b)	1,437,532	2,486,930
Bruker Corp.	511,447	31,955,209
Champions Oncology, Inc. (a)(b)	21,328	157,827
ChromaDex, Inc. (a)(b)	304,080	577,752
Codex DNA, Inc. (b)	40,185	159,936
Codexis, Inc. (a)	301,615	3,221,248
Cytek Biosciences, Inc. (b)	68,192	662,144
Harvard Bioscience, Inc. (a)	192,279	703,741
Inotiv, Inc. (a)(b)	79,361	1,214,223
IsoPlexis Corp. (b)	37,293	79,061
Maravai LifeSciences Holdings, Inc. (a)	550,209	17,139,010
Medpace Holdings, Inc. (a)	144,803	20,741,582
Miromatrix Medical, Inc. (b)	16,892	64,696
Nanostring Technologies, Inc. (a)	232,481	3,636,003
Nautilus Biotechnology, Inc. (a)(b)	288,902	1,057,381
NeoGenomics, Inc. (a)	604,038	5,086,000
Pacific Biosciences of California, Inc. (a)(b)	1,122,887	6,321,854
Personalis, Inc. (a)(b)	203,404	805,480
Quanterix Corp. (a)	173,226	2,920,590
Quantum-Si, Inc. (a)(b)	418,911	1,780,372
Rapid Micro Biosystems, Inc. (b)	46,633	233,631
Science 37 Holdings, Inc. (a)(b)	269,418	1,034,565
Seer, Inc. (a)	175,908	1,562,063
Singular Genomics Systems, Inc. (a)(b)	60,911	197,961
SomaLogic, Inc. Class A (a)	719,263	4,315,578
Sotera Health Co. (a)	491,573	10,470,505
Standard BioTools, Inc. (a)(b)	394,934	746,425
Syneos Health, Inc. (a)	522,409	38,600,801
		315,170,713
Pharmaceuticals - 1.2%
9 Meters Biopharma, Inc. (a)	1,246,275	563,441
AcelRx Pharmaceuticals, Inc. (a)(b)	624,138	141,742
Acer Therapeutics, Inc. (a)(b)	58,632	140,130
Aclaris Therapeutics, Inc. (a)	230,495	2,948,031
Adamis Pharmaceuticals Corp. (a)(b)	797,174	386,629
Adial Pharmaceuticals, Inc. (a)(b)	74,848	94,308
Aerie Pharmaceuticals, Inc. (a)(b)	237,896	1,232,301
Agile Therapeutics, Inc. (a)(b)	10,535	14,749
Alimera Sciences, Inc. (a)(b)	14,283	84,555
Amneal Pharmaceuticals, Inc. (a)	520,373	1,888,954
Amphastar Pharmaceuticals, Inc. (a)	187,758	6,973,332
Ampio Pharmaceuticals, Inc. (a)(b)	941,375	172,083
Amylyx Pharmaceuticals, Inc. (b)	51,383	456,795
Anebulo Pharmaceuticals, Inc.	1,885	5,090
Angion Biomedica Corp. (a)(b)	27,415	48,250
ANI Pharmaceuticals, Inc. (a)(b)	62,589	1,893,317
Aquestive Therapeutics, Inc. (a)(b)	130,785	130,000
Artelo Biosciences, Inc. (a)(b)	102,579	33,954
Arvinas Holding Co. LLC (a)	219,275	9,141,575
Assertio Holdings, Inc. (a)	209,659	631,074
AstraZeneca PLC rights (a)(c)	21,542	0
Atea Pharmaceuticals, Inc. (a)	271,353	2,138,262
Athira Pharma, Inc. (a)(b)	170,970	1,552,408
Avenue Therapeutics, Inc. (a)	52,950	14,826
Axsome Therapeutics, Inc. (a)(b)	152,297	3,807,425
Aytu BioScience, Inc. (a)(b)	180,041	98,248
Baudax Bio, Inc. (a)	37,104	28,199
Biofrontera, Inc. (b)	39,603	113,661
Cara Therapeutics, Inc. (a)	205,546	1,710,143
Cassava Sciences, Inc. (a)(b)	190,474	5,828,504
CinCor Pharma, Inc.	63,574	989,211
Citius Pharmaceuticals, Inc. (a)(b)	725,785	682,020
Clearside Biomedical, Inc. (a)	295,704	384,415
Clever Leaves Holdings, Inc. (a)(b)	89,246	102,633
CNS Pharmaceuticals, Inc. (a)	65,642	19,903
Cocrystal Pharma, Inc. (a)(b)	549,314	220,824
Collegium Pharmaceutical, Inc. (a)(b)	172,706	2,697,668
Context Therapeutics, Inc. (b)	40,198	90,044
Corcept Therapeutics, Inc. (a)(b)	482,634	10,058,093
CorMedix, Inc. (a)(b)	200,784	650,540
Cumberland Pharmaceuticals, Inc. (a)	33,008	68,987
CymaBay Therapeutics, Inc. (a)	334,091	654,818
Dare Bioscience, Inc. (a)(b)	461,917	568,158
Dermata Therapeutics, Inc. (b)	10,806	8,431
DICE Therapeutics, Inc. (b)	66,452	913,715
Durect Corp. (a)(b)	1,205,626	663,094
Edgewise Therapeutics, Inc. (a)	61,753	385,956
Elanco Animal Health, Inc. (a)	2,381,798	56,448,613
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	365,751	109,762
Endo International PLC (a)	1,173,248	619,123
Enveric Biosciences, Inc. (a)(b)	120,840	23,890
Esperion Therapeutics, Inc. (a)(b)	314,164	1,790,735
Eton Pharmaceuticals, Inc. (a)(b)	95,094	289,086
Evofem Biosciences, Inc. (a)(b)	59,265	21,335
Evoke Pharma, Inc. (a)	11,941	32,121
Evolus, Inc. (a)(b)	170,332	2,197,283
Eyenovia, Inc. (a)(b)	96,348	224,491
Eyepoint Pharmaceuticals, Inc. (a)(b)	127,845	1,233,704
Fulcrum Therapeutics, Inc. (a)	154,925	1,103,066
Graybug Vision, Inc. (a)(b)	43,681	42,611
Harmony Biosciences Holdings, Inc. (a)	114,675	4,999,830
Harrow Health, Inc. (a)(b)	130,631	944,462
Hepion Pharmaceuticals, Inc. (a)(b)	405,405	316,256
Hoth Therapeutics, Inc. (a)(b)	65,441	28,624
Ikena Oncology, Inc. (a)(b)	46,489	181,307
IMARA, Inc. (a)(b)	23,274	27,231
Innoviva, Inc. (a)	311,574	4,726,578
Intra-Cellular Therapies, Inc. (a)	428,475	24,594,465
Jaguar Health, Inc. (a)(b)	215,718	78,565
Jazz Pharmaceuticals PLC (a)	309,444	46,317,578
Kala Pharmaceuticals, Inc. (a)(b)	261,840	91,173
KemPharm, Inc. (a)(b)	181,198	838,947
Kiora Pharmaceuticals, Inc. (a)	125,006	55,003
Landos Biopharma, Inc. (a)(b)	35,665	25,900
Lannett Co., Inc. (a)(b)	231,171	120,209
Lexaria Bioscience Corp. (a)(b)	40,368	82,754
Lipocine, Inc. (a)(b)	493,335	400,095
Liquidia Technologies, Inc. (a)	208,744	847,501
Longboard Pharmaceuticals, Inc. (a)	2,458	12,192
Lyra Therapeutics, Inc. (a)(b)	22,248	119,027
Marinus Pharmaceuticals, Inc. (a)(b)	186,664	905,320
MyMD Pharmaceuticals, Inc. (a)	174,297	524,634
Nektar Therapeutics (a)(b)	924,018	3,215,583
NGM Biopharmaceuticals, Inc. (a)(b)	194,392	2,690,385
NovaBay Pharmaceuticals, Inc. (a)(b)	142,533	28,820
Novan, Inc. (a)(b)	83,201	214,659
NRX Pharmaceuticals, Inc. (a)(b)	168,804	94,429
Nutriband, Inc.	30,855	135,762
Nuvation Bio, Inc. (a)(b)	582,899	2,057,633
Ocular Therapeutix, Inc. (a)	413,489	1,294,221
Ocuphire Pharma, Inc. (a)(b)	65,163	138,146
Ocuphire Pharma, Inc. rights (a)(c)	5,723	4,742
Omeros Corp. (a)(b)	348,203	863,543
Onconova Therapeutics, Inc. (a)	84,772	99,183
Opiant Pharmaceuticals, Inc. (a)	28,229	382,785
OptiNose, Inc. (a)	301,034	618,625
Otonomy, Inc. (a)	259,225	508,081
Pacira Biosciences, Inc. (a)	223,538	14,138,779
Palisade Bio, Inc. (a)(b)	61,431	32,153
Palisade Bio, Inc. rights (a)(c)	117,971	1
Paratek Pharmaceuticals, Inc. (a)(b)	250,389	473,235
Perrigo Co. PLC	671,291	26,757,659
Petros Pharmaceuticals, Inc. (a)	50,225	48,959
Phathom Pharmaceuticals, Inc. (a)(b)	87,331	626,163
Phibro Animal Health Corp. Class A	106,746	2,050,591
Pliant Therapeutics, Inc. (a)	113,884	641,167
PLx Pharma PLC (a)(b)	136,218	317,388
Prestige Brands Holdings, Inc. (a)	250,393	13,976,937
Processa Pharmaceuticals, Inc. (a)(b)	31,673	80,766
ProPhase Labs, Inc.	66,421	601,110
Provention Bio, Inc. (a)(b)	274,496	1,130,924
Pulmatrix, Inc. (a)(b)	14,271	76,493
Rain Therapeutics, Inc. (a)	40,751	94,542
Rani Therapeutics Holdings, Inc. (b)	36,129	411,871
Reata Pharmaceuticals, Inc. (a)(b)	138,730	3,923,284
Relmada Therapeutics, Inc. (a)	131,003	2,461,546
Revance Therapeutics, Inc. (a)	332,031	4,542,184
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	57,640	102,599
Roivant Sciences Ltd. (a)(b)	512,885	2,277,209
Royalty Pharma PLC	1,795,182	73,853,787
RVL Pharmaceuticals PLC (a)(b)	138,791	202,635
Satsuma Pharmaceuticals, Inc. (a)(b)	55,076	177,345
scPharmaceuticals, Inc. (a)(b)	31,095	149,256
SCYNEXIS, Inc. (a)(b)	119,162	251,432
Seelos Therapeutics, Inc. (a)	587,636	381,082
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	82,240	40,372
SIGA Technologies, Inc.	189,214	2,070,001
Sonoma Pharmaceuticals, Inc. (a)	30,077	103,766
Supernus Pharmaceuticals, Inc. (a)	264,453	7,370,305
Tarsus Pharmaceuticals, Inc. (a)(b)	30,492	419,265
Terns Pharmaceuticals, Inc. (a)	41,523	71,835
TFF Pharmaceuticals, Inc. (a)(b)	111,531	629,035
TherapeuticsMD, Inc. (a)(b)	36,996	367,370
Theravance Biopharma, Inc. (a)	262,352	2,303,451
Theseus Pharmaceuticals, Inc. (b)	55,176	372,438
Timber Pharmaceuticals, Inc. (a)(b)	163,593	48,260
Titan Pharmaceuticals, Inc. (a)	31,133	12,961
Trevi Therapeutics, Inc. (a)(b)	35,431	85,743
Tricida, Inc. (a)(b)	160,824	1,341,272
Vallon Pharamceuticals, Inc. (a)	8,299	4,844
Ventyx Biosciences, Inc. (b)	50,970	892,485
Verrica Pharmaceuticals, Inc. (a)(b)	66,502	128,349
Virpax Pharmaceuticals, Inc. (a)(b)	45,192	64,173
Vyne Therapeutics, Inc. (a)(b)	273,750	111,526
WAVE Life Sciences (a)	201,416	281,982
Xeris Biopharma Holdings, Inc. (a)(b)	600,909	1,328,009
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	47,824
Zynerba Pharmaceuticals, Inc. (a)(b)	247,157	236,653
		392,263,582
TOTAL HEALTH CARE		3,830,292,307
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.1%
AAR Corp. (a)	168,159	8,108,627
Aerojet Rocketdyne Holdings, Inc. (a)	378,585	15,423,553
AeroVironment, Inc. (a)	116,222	10,687,775
AerSale Corp. (a)	77,149	1,069,285
Air Industries Group, Inc. (a)(b)	122,660	88,315
Archer Aviation, Inc. Class A (a)(b)	568,014	2,374,299
Astra Space, Inc. Class A (a)(b)	621,962	1,604,662
Astronics Corp. (a)	138,109	1,450,145
Astrotech Corp. (a)(b)	271,928	148,337
Axon Enterprise, Inc. (a)	345,345	35,004,169
BWX Technologies, Inc.	464,493	23,782,042
Byrna Technologies, Inc. (a)(b)	94,508	761,734
Cadre Holdings, Inc.	31,262	787,490
Curtiss-Wright Corp.	197,683	28,067,032
Ducommun, Inc. (a)	57,039	2,603,830
HEICO Corp. (b)	217,082	31,053,580
HEICO Corp. Class A	373,604	43,745,292
Hexcel Corp.	422,848	24,292,618
Innovative Solutions & Support, Inc. (a)	35,937	314,089
Kaman Corp.	139,706	5,058,754
Kratos Defense & Security Solutions, Inc. (a)	627,672	9,051,030
Maxar Technologies, Inc.	367,835	10,983,553
Mercury Systems, Inc. (a)	285,536	17,077,908
Momentus, Inc. Class A (a)(b)	274,665	796,529
Moog, Inc. Class A	144,858	11,789,993
National Presto Industries, Inc.	26,172	1,768,965
Park Aerospace Corp.	100,999	1,230,168
Parsons Corp. (a)	131,938	5,150,860
Redwire Corp. (a)(b)	88,632	386,436
Rocket Lab U.S.A., Inc. Class A (a)	713,785	3,397,617
SIFCO Industries, Inc. (a)	15,819	66,598
Sigma Labs, Inc. (a)(b)	60,149	83,006
Spirit AeroSystems Holdings, Inc. Class A	529,952	16,651,092
Triumph Group, Inc. (a)	323,943	4,956,328
Vectrus, Inc. (a)	60,325	2,160,842
Virgin Galactic Holdings, Inc. (a)(b)	892,270	6,254,813
VirTra, Inc. (a)	51,046	257,272
Woodward, Inc.	317,939	32,305,782
		360,794,420
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	7,699	121,259
Air Transport Services Group, Inc. (a)	291,039	8,795,199
Atlas Air Worldwide Holdings, Inc. (a)	135,377	9,437,131
Forward Air Corp.	137,165	12,782,406
GXO Logistics, Inc. (a)	514,743	27,935,103
Hub Group, Inc. Class A (a)	171,280	12,500,014
Radiant Logistics, Inc. (a)	240,842	1,596,782
		73,167,894
Airlines - 0.2%
Allegiant Travel Co. (a)	76,675	11,459,079
Blade Air Mobility, Inc. (a)(b)	248,389	1,711,400
Frontier Group Holdings, Inc. (a)	140,777	1,513,353
Hawaiian Holdings, Inc. (a)	256,705	4,556,514
JetBlue Airways Corp. (a)	1,591,353	17,091,131
Joby Aviation, Inc. (a)(b)	1,346,495	7,944,321
Mesa Air Group, Inc. (a)(b)	166,255	510,403
SkyWest, Inc. (a)	249,062	6,714,712
Spirit Airlines, Inc. (a)	543,792	11,392,442
Sun Country Airlines Holdings, Inc. (a)(b)	156,997	3,712,979
Wheels Up Experience, Inc. Class A (a)(b)	887,190	2,244,591
		68,850,925
Building Products - 1.5%
AAON, Inc.	208,993	11,197,845
Advanced Drain Systems, Inc.	286,659	31,392,027
AeroClean Technologies, Inc. (b)	3,162	6,988
Alpha PRO Tech Ltd. (a)(b)	60,263	271,786
American Woodmark Corp. (a)	83,366	4,341,701
Apogee Enterprises, Inc.	125,842	5,235,027
Applied UV, Inc. (a)(b)	21,766	21,479
Armstrong World Industries, Inc.	237,817	19,857,720
Builders FirstSource, Inc. (a)	966,610	62,916,645
Carlisle Companies, Inc.	263,708	67,095,226
Cornerstone Building Brands, Inc. (a)	276,655	6,791,880
CSW Industrials, Inc.	80,567	8,549,770
Gibraltar Industries, Inc. (a)	164,470	6,868,267
Griffon Corp.	235,108	7,539,914
Hayward Holdings, Inc. (a)	298,372	4,565,092
Insteel Industries, Inc.	100,494	4,161,457
Janus International Group, Inc. (a)	273,014	3,024,995
Jeld-Wen Holding, Inc. (a)	466,938	8,792,443
Lennox International, Inc.	169,610	35,431,529
Masonite International Corp. (a)	120,660	11,080,208
Owens Corning	506,715	48,431,820
PGT Innovations, Inc. (a)	304,033	6,111,063
Quanex Building Products Corp.	173,715	3,533,363
Resideo Technologies, Inc. (a)	725,449	17,135,105
Simpson Manufacturing Co. Ltd.	218,847	23,712,072
Tecnoglass, Inc.	107,138	2,299,181
The AZEK Co., Inc. (a)	565,794	11,921,280
Trex Co., Inc. (a)	580,467	36,987,357
UFP Industries, Inc.	310,342	23,958,402
View, Inc. Class A (a)(b)	326,221	414,301
Zurn Water Solutions Corp.	631,205	18,191,328
		491,837,271
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	339,833	16,430,926
ACCO Brands Corp.	497,114	3,748,240
Acme United Corp.	17,124	558,242
ACV Auctions, Inc. Class A (a)	463,813	3,914,582
Aqua Metals, Inc. (a)(b)	431,346	366,644
ARC Document Solutions, Inc.	187,132	559,525
Aris Water Solution, Inc. Class A	94,792	1,936,601
Aurora Innovation, Inc. (a)(b)	1,291,251	4,080,353
Avalon Holdings Corp. Class A (a)	10,366	30,891
Brady Corp. Class A	242,141	11,746,260
BrightView Holdings, Inc. (a)	248,328	3,228,264
Casella Waste Systems, Inc. Class A (a)	254,310	18,203,510
CECO Environmental Corp. (a)	170,107	1,064,870
Charah Solutions, Inc. (a)(b)	48,749	148,197
Cimpress PLC (a)	96,702	4,214,273
Clean Harbors, Inc. (a)	252,813	23,612,734
CompX International, Inc. Class A	1,956	43,286
CoreCivic, Inc. (a)	609,355	7,842,399
Deluxe Corp.	216,123	5,171,823
Driven Brands Holdings, Inc. (a)	280,390	8,114,487
DSS, Inc. (a)	380,698	152,279
Ennis, Inc.	134,670	2,444,261
Fuel Tech, Inc. (a)(b)	100,746	129,962
Harsco Corp. (a)	404,328	3,355,922
Healthcare Services Group, Inc.	377,455	6,480,902
Heritage-Crystal Clean, Inc. (a)	81,216	2,239,125
HNI Corp.	221,693	8,453,154
IAA, Inc. (a)	679,553	26,522,954
Interface, Inc.	295,777	4,256,231
JanOne, Inc. (a)(b)	13,288	49,564
KAR Auction Services, Inc. (a)	607,182	9,696,697
Kimball International, Inc. Class B	202,056	1,725,558
Matthews International Corp. Class A	162,559	5,260,409
Millerknoll, Inc.	379,403	11,457,971
Montrose Environmental Group, Inc. (a)	133,390	5,403,629
MSA Safety, Inc.	183,942	23,450,766
NL Industries, Inc.	22,073	202,630
Odyssey Marine Exploration, Inc. (a)(b)	39,095	148,952
Performant Financial Corp. (a)(b)	265,138	644,285
Perma-Fix Environmental Services, Inc. (a)	23,822	132,212
Pitney Bowes, Inc.	843,498	3,947,571
Quad/Graphics, Inc. (a)	175,644	706,089
Quest Resource Holding Corp. (a)	62,050	273,020
Recycling Asset Holdings, Inc. (a)(c)	12,605	441
Renovare Environmental, Inc. (a)(b)	110,567	26,779
Shapeways Holdings, Inc. (a)(b)	55,625	90,669
SP Plus Corp. (a)	120,515	3,851,659
Steelcase, Inc. Class A	433,205	5,311,093
Stericycle, Inc. (a)	463,065	23,407,936
Team, Inc. (a)	195,771	231,010
Tetra Tech, Inc.	272,518	36,781,754
The Brink's Co.	247,708	15,068,078
The GEO Group, Inc. (a)(b)	617,551	4,390,788
TOMI Environmental Solutions, Inc. (a)(b)	101,804	94,576
UniFirst Corp.	76,147	12,445,466
Viad Corp. (a)	99,856	3,007,663
Virco Manufacturing Co. (a)	17,193	55,018
VSE Corp.	55,419	2,153,582
Wilhelmina International, Inc. (a)	27,625	126,523
		339,193,285
Construction & Engineering - 1.1%
AECOM	715,085	49,948,687
Ameresco, Inc. Class A (a)(b)	156,423	9,185,159
API Group Corp. (a)	1,035,903	18,076,507
Arcosa, Inc.	241,132	12,748,649
Argan, Inc.	79,351	3,173,246
Bowman Consulting Group Ltd.	14,356	219,790
Comfort Systems U.S.A., Inc.	180,967	16,236,359
Concrete Pumping Holdings, Inc. (a)	126,451	684,100
Construction Partners, Inc. Class A (a)	208,835	4,801,117
Dycom Industries, Inc. (a)	152,043	14,156,724
EMCOR Group, Inc.	268,942	28,408,343
Fluor Corp. (a)	711,321	20,080,592
FTE Networks, Inc. (a)(b)(c)	20,228	29,937
Granite Construction, Inc.	233,444	7,621,947
Great Lakes Dredge & Dock Corp. (a)	337,258	4,957,693
IES Holdings, Inc. (a)	47,544	1,468,634
Infrastructure and Energy Alternatives, Inc. (a)	143,817	1,169,232
INNOVATE Corp. (a)(b)	310,545	754,624
iSun, Inc. (a)	32,112	106,933
Limbach Holdings, Inc. (a)	39,616	209,965
MasTec, Inc. (a)	297,563	24,873,291
Matrix Service Co. (a)	137,343	828,178
MDU Resources Group, Inc.	1,023,113	28,012,834
MYR Group, Inc. (a)	86,159	7,893,026
Northwest Pipe Co. (a)	51,638	1,725,226
NV5 Global, Inc. (a)	59,490	7,327,978
Orbital Energy Group, Inc. (a)(b)	370,849	404,225
Orion Group Holdings, Inc. (a)	156,868	415,700
Primoris Services Corp.	276,357	6,709,948
SG Blocks, Inc. (a)	45,628	96,275
Sterling Construction Co., Inc. (a)(b)	146,483	3,604,947
Tutor Perini Corp. (a)	212,745	2,157,234
Valmont Industries, Inc.	106,965	27,463,264
Williams Industrial Services G (a)	95,596	159,645
Willscot Mobile Mini Holdings (a)	1,127,121	40,272,033
		345,982,042
Electrical Equipment - 1.4%
Acuity Brands, Inc.	176,294	30,854,976
Advent Technologies Holdings, Inc. Class A (a)(b)	210,256	285,948
Allied Motion Technologies, Inc.	65,307	1,602,634
American Superconductor Corp. (a)(b)	152,051	811,952
Array Technologies, Inc. (a)(b)	607,002	6,725,582
Atkore, Inc. (a)	228,786	24,919,371
AZZ, Inc.	121,153	5,422,808
Babcock & Wilcox Enterprises, Inc. (a)	284,628	1,864,313
Beam Global (a)(b)	38,488	549,994
Bitnile Holdings, Inc. (a)(b)	333,211	126,820
Blink Charging Co. (a)(b)	188,672	3,005,545
Bloom Energy Corp. Class A (a)(b)	750,408	13,147,148
Broadwind, Inc. (a)	85,192	152,494
Capstone Turbine Corp. (a)(b)	64,202	190,038
ChargePoint Holdings, Inc. Class A (a)(b)	893,517	11,428,082
Encore Wire Corp.	102,879	12,861,933
Energous Corp. (a)(b)	380,453	391,867
Energy Focus, Inc. (a)(b)	57,702	51,228
EnerSys	205,658	13,927,160
Enovix Corp. (a)(b)	496,075	5,967,782
Eos Energy Enterprises, Inc. (a)(b)	235,665	325,218
Espey Manufacturing & Electronics Corp. (a)	5,259	72,837
ESS Tech, Inc. Class A (a)(b)	312,516	1,290,691
Fluence Energy, Inc. (b)	176,090	1,725,682
Flux Power Holdings, Inc. (a)(b)	53,707	146,083
FTC Solar, Inc. (a)(b)	127,246	515,346
FuelCell Energy, Inc. (a)(b)	1,839,684	7,542,704
GrafTech International Ltd.	1,002,978	8,705,849
Heliogen, Inc. (a)	476,501	1,844,059
Hubbell, Inc. Class B	274,084	52,037,588
Ideal Power, Inc. (a)(b)	25,624	345,924
KULR Technology Group, Inc. (a)(b)	326,709	539,070
LSI Industries, Inc.	139,835	934,098
Nuvve Holding Corp. (a)(b)	72,483	489,260
nVent Electric PLC	845,568	29,933,107
Ocean Power Technologies, Inc. (a)(b)	317,996	238,497
Orion Energy Systems, Inc. (a)	148,830	331,891
Pineapple Energy, Inc. (a)(b)	13,969	37,716
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (b)	18,679	82,561
Plug Power, Inc. (a)(b)	2,614,206	48,310,527
Polar Power, Inc. (a)(b)	51,807	150,758
Powell Industries, Inc.	48,231	1,296,449
Preformed Line Products Co.	13,367	828,620
Regal Rexnord Corp.	341,299	42,645,310
Romeo Power, Inc. (a)(b)	546,562	429,434
Sensata Technologies, Inc. PLC	793,120	38,093,554
SES AI Corp. Class A (a)(b)	488,280	3,310,538
Shoals Technologies Group, Inc. (a)(b)	525,418	8,196,521
Stem, Inc. (a)(b)	667,854	5,770,259
Sunrun, Inc. (a)	1,041,480	27,203,458
Sunworks, Inc. (a)(b)	176,575	363,745
Thermon Group Holdings, Inc. (a)	179,002	2,817,491
TPI Composites, Inc. (a)(b)	182,769	2,520,385
Ultralife Corp. (a)	72,602	350,668
Vertiv Holdings Co.	1,533,434	16,852,440
Vicor Corp. (a)	107,341	7,224,049
Westwater Resources, Inc. (a)(b)	103,000	126,690
		447,916,752
Industrial Conglomerates - 0.0%
Gaucho Group Holdings, Inc. (a)(b)	74,943	71,870
Machinery - 2.8%
AGCO Corp.	309,648	39,675,198
AgEagle Aerial Systems, Inc. (a)(b)	465,613	363,271
Agrify Corp. (a)(b)	105,118	267,000
Alamo Group, Inc.	49,628	5,837,742
Albany International Corp. Class A	162,223	13,691,621
Allison Transmission Holdings, Inc.	526,746	21,075,107
Altra Industrial Motion Corp.	327,932	12,858,214
Art's-Way Manufacturing Co., Inc. (a)	31,778	80,081
Astec Industries, Inc.	114,967	5,377,007
Barnes Group, Inc.	234,489	8,448,639
Berkshire Grey, Inc. Class A (a)(b)	231,304	518,121
Blue Bird Corp. (a)	92,029	1,123,674
Chart Industries, Inc. (a)(b)	179,612	31,590,159
Chicago Rivet & Machine Co.	758	20,352
CIRCOR International, Inc. (a)	104,652	2,034,435
Columbus McKinnon Corp. (NY Shares)	144,597	4,880,149
Commercial Vehicle Group, Inc. (a)	161,904	1,092,852
Crane Holdings Co.	251,590	24,067,099
Desktop Metal, Inc. (a)(b)	937,127	1,921,110
Donaldson Co., Inc.	623,246	32,583,301
Douglas Dynamics, Inc.	119,913	3,767,666
Eastern Co.	28,967	615,549
Energy Recovery, Inc. (a)	192,624	3,892,931
Enerpac Tool Group Corp. Class A	303,842	5,930,996
EnPro Industries, Inc.	104,069	9,965,647
ESAB Corp.	226,829	11,341,450
ESCO Technologies, Inc.	130,076	8,560,302
Evoqua Water Technologies Corp. (a)	609,487	21,691,642
Fast Radius, Inc. Class A (a)(b)	82,644	45,099
Fathom Digital Manufacturing Corp. (a)(b)	42,653	209,853
Federal Signal Corp.	305,656	10,728,526
Flowserve Corp.	655,264	20,640,816
Franklin Electric Co., Inc.	195,271	14,395,378
FreightCar America, Inc. (a)(b)	61,989	281,430
Gates Industrial Corp. PLC (a)	484,907	6,187,413
Gencor Industries, Inc. (a)	33,897	340,665
Gorman-Rupp Co.	118,155	3,519,837
Graco, Inc.	856,143	54,193,852
Graham Corp.	47,909	355,006
Helios Technologies, Inc.	164,682	11,267,542
Hillenbrand, Inc.	365,460	15,290,846
Hillman Solutions Corp. Class A (a)(b)	519,404	5,926,400
Hurco Companies, Inc.	30,713	830,172
Hydrofarm Holdings Group, Inc. (a)(b)	194,591	1,340,732
Hyliion Holdings Corp. Class A (a)(b)	573,057	2,080,197
Hyster-Yale Materials Handling Class A	52,107	1,925,354
Hyzon Motors, Inc. Class A (a)(b)	445,789	2,166,535
ITT, Inc.	431,140	31,826,755
John Bean Technologies Corp.	159,806	19,456,381
Kadant, Inc.	58,343	10,799,289
Kennametal, Inc.	414,233	11,490,823
L.B. Foster Co. Class A (a)	57,699	757,588
Lightning eMotors, Inc. (a)(b)	150,914	605,165
Lincoln Electric Holdings, Inc.	297,112	40,353,752
Lindsay Corp.	56,122	7,071,372
LiqTech International, Inc. (a)(b)	85,087	47,223
Luxfer Holdings PLC sponsored	106,598	1,780,187
Manitex International, Inc. (a)	80,305	553,301
Manitowoc Co., Inc. (a)	176,088	2,292,666
Markforged Holding Corp. (a)(b)	371,021	979,495
Mayville Engineering Co., Inc. (a)(b)	39,371	357,095
Meritor, Inc. (a)	356,231	12,884,875
Microvast Holdings, Inc. (a)(b)	1,191,052	5,955,260
Middleby Corp. (a)	280,530	42,489,074
Miller Industries, Inc.	60,547	1,494,300
Mueller Industries, Inc.	289,686	15,599,591
Mueller Water Products, Inc. Class A	782,617	9,336,621
Nikola Corp. (a)(b)	1,059,436	7,479,618
NN, Inc. (a)(b)	229,592	642,858
Omega Flex, Inc.	16,217	1,792,627
Oshkosh Corp.	335,322	31,154,767
P&F Industries, Inc. Class A (a)	17,959	102,187
Park-Ohio Holdings Corp.	44,173	688,215
Perma-Pipe International Holdings, Inc. (a)	13,145	154,191
Proterra, Inc. Class A (a)(b)	936,701	6,041,721
Proto Labs, Inc. (a)	139,799	6,736,914
RBC Bearings, Inc. (a)	145,356	27,092,905
REV Group, Inc.	173,874	2,133,434
Sarcos Technology and Robotics Corp. Class A (a)(b)	309,022	1,325,704
Shyft Group, Inc. (The)	162,451	3,604,788
SPX Corp. (a)	226,204	11,384,847
Standex International Corp.	62,956	5,861,204
Taylor Devices, Inc. (a)	3,749	34,491
Tennant Co.	95,566	5,948,028
Terex Corp.	350,420	12,401,364
The Greenbrier Companies, Inc.	163,812	6,816,217
The L.S. Starrett Co. Class A (a)	20,103	155,597
Timken Co.	348,528	21,284,605
Titan International, Inc. (a)	260,575	4,745,071
Toro Co.	528,657	43,608,916
Trinity Industries, Inc.	406,598	10,108,026
Twin Disc, Inc. (a)	43,012	430,120
Urban-Gro, Inc. (a)(b)	47,304	281,932
Velo3D, Inc. (a)	326,435	803,030
Wabash National Corp.	238,027	3,653,714
Watts Water Technologies, Inc. Class A	139,585	18,261,906
Welbilt, Inc. (a)	649,553	15,374,920
Xos, Inc. Class A (a)(b)	286,130	849,806
		892,081,504
Marine - 0.1%
Eagle Bulk Shipping, Inc.	68,488	5,017,431
Genco Shipping & Trading Ltd.	178,987	4,519,422
Kirby Corp. (a)	302,775	20,446,396
Matson, Inc.	212,096	19,063,188
Pangaea Logistics Solutions Ltd.	101,606	681,776
		49,728,213
Professional Services - 2.1%
Acacia Research Corp. (a)	241,503	1,154,384
Alight, Inc. Class A (a)(b)	1,233,098	10,062,080
ASGN, Inc. (a)	262,781	25,024,635
Atlas Technical Consultants, Inc. (a)(b)	92,294	754,965
Barrett Business Services, Inc.	38,614	2,890,644
BGSF, Inc.	47,756	607,934
BlackSky Technology, Inc. Class A (a)(b)	328,974	1,075,745
Booz Allen Hamilton Holding Corp. Class A	672,327	57,725,996
CACI International, Inc. Class A (a)	117,673	32,991,979
CBIZ, Inc. (a)	260,720	10,679,091
Clarivate Analytics PLC (a)(b)	2,008,671	29,668,071
CoStar Group, Inc. (a)	1,992,126	121,400,158
CRA International, Inc.	37,339	3,201,072
DLH Holdings Corp. (a)(b)	52,094	862,156
Dun & Bradstreet Holdings, Inc. (a)	763,850	13,191,690
Exponent, Inc.	262,870	23,760,819
First Advantage Corp.	207,976	3,036,450
Forrester Research, Inc. (a)	57,151	2,990,712
Franklin Covey Co. (a)	62,814	2,406,404
FTI Consulting, Inc. (a)	173,096	29,080,128
Gee Group, Inc. (a)(b)	716,963	416,986
Heidrick & Struggles International, Inc.	98,395	3,400,531
Hill International, Inc. (a)	204,032	338,693
Hirequest, Inc.	25,639	395,866
HireRight Holdings Corp.	113,904	1,680,084
Hudson Global, Inc. (a)	10,263	397,897
Huron Consulting Group, Inc. (a)	110,013	6,591,979
ICF International, Inc.	84,548	8,641,651
Insperity, Inc.	179,401	17,952,658
KBR, Inc.	707,151	35,187,834
Kelly Services, Inc. Class A (non-vtg.)	182,929	3,651,263
Kforce, Inc.	100,538	6,603,336
Korn Ferry	273,639	16,817,853
LegalZoom.com, Inc. (b)	96,080	1,258,648
Manpower, Inc.	273,234	24,484,499
ManTech International Corp. Class A	138,644	13,261,299
Mastech Digital, Inc. (a)	15,489	278,415
MISTRAS Group, Inc. (a)	94,209	545,470
Planet Labs PBC Class A (a)(b)	930,222	5,655,750
RCM Technologies, Inc. (a)	38,766	852,077
Red Violet, Inc. (a)(b)	54,736	1,338,295
Resources Connection, Inc.	153,669	2,838,266
Science Applications International Corp.	287,395	24,876,911
ShiftPixy, Inc. (a)(b)	123,538	42,991
Skillsoft Corp. (a)	341,241	1,999,672
Spire Global, Inc. (a)	529,663	810,384
Staffing 360 Solutions, Inc. (a)	25,895	21,112
Sterling Check Corp. (b)	72,354	1,344,337
TransUnion Holding Co., Inc.	966,221	83,877,645
TriNet Group, Inc. (a)	191,298	15,024,545
TrueBlue, Inc. (a)	180,392	3,972,232
Upwork, Inc. (a)	612,094	11,170,716
Where Food Comes From, Inc.	8,498	86,170
Willdan Group, Inc. (a)(b)	63,169	1,682,822
		670,064,000
Road & Rail - 1.5%
AMERCO	49,437	24,223,141
ArcBest Corp.	125,559	9,496,027
Avis Budget Group, Inc. (a)(b)	202,136	38,462,438
Bird Global, Inc. Class A (a)(b)	758,779	574,623
Covenant Transport Group, Inc. Class A	59,947	1,358,998
Daseke, Inc. (a)	297,863	2,251,844
Heartland Express, Inc.	227,787	3,252,798
Helbiz, Inc. (a)(b)	30,804	33,268
Hertz Global Holdings, Inc.	287,836	5,776,869
HyreCar, Inc. (a)(b)	92,271	105,189
Knight-Swift Transportation Holdings, Inc. Class A	836,569	40,690,716
Landstar System, Inc.	190,231	28,806,680
Lyft, Inc. (a)	1,508,957	26,678,360
Marten Transport Ltd.	305,962	5,372,693
P.A.M. Transportation Services, Inc.	36,091	1,005,134
Patriot Transportation Holding, Inc.	5,715	42,805
Ryder System, Inc.	270,645	21,657,013
Saia, Inc. (a)	132,816	26,243,113
Schneider National, Inc. Class B	172,168	4,156,136
TuSimple Holdings, Inc. (a)(b)	168,705	1,385,068
U.S. Xpress Enterprises, Inc. (a)(b)	130,681	386,816
U.S.A. Truck, Inc. (a)	35,416	560,989
Uber Technologies, Inc. (a)	8,418,817	195,316,554
Universal Logistics Holdings, Inc.	41,566	1,159,276
Werner Enterprises, Inc.	299,824	12,163,860
XPO Logistics, Inc. (a)	496,900	26,554,336
Yellow Corp. (a)	189,162	715,032
		478,429,776
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	540,204	20,317,072
Alta Equipment Group, Inc. (a)	132,908	1,431,419
Applied Industrial Technologies, Inc.	194,378	20,100,629
Beacon Roofing Supply, Inc. (a)	282,067	17,321,734
BlueLinx Corp. (a)(b)	49,480	4,090,017
Boise Cascade Co.	198,414	15,341,370
Core & Main, Inc. (b)	287,819	6,792,528
Custom Truck One Source, Inc. Class A (a)(b)	260,979	1,555,435
Distribution Solutions Group I (a)	47,896	1,838,727
DXP Enterprises, Inc. (a)	86,702	2,660,017
EVI Industries, Inc. (a)(b)	28,979	314,132
GATX Corp.	178,823	19,303,943
Global Industrial Co.	83,909	2,875,561
GMS, Inc. (a)	218,768	10,896,834
H&E Equipment Services, Inc.	159,936	5,701,718
Herc Holdings, Inc.	125,530	14,714,627
Hudson Technologies, Inc. (a)	161,798	1,617,980
India Globalization Capital, Inc. (a)	182,169	79,134
Karat Packaging, Inc. (a)	17,116	335,987
McGrath RentCorp.	121,185	9,962,619
Mega Matrix Corp.	40,900	44,990
MRC Global, Inc. (a)	305,248	3,415,725
MSC Industrial Direct Co., Inc. Class A	238,026	20,215,548
NOW, Inc. (a)	552,745	6,102,305
Rush Enterprises, Inc. Class A	251,034	12,797,713
SiteOne Landscape Supply, Inc. (a)	225,469	30,273,723
Titan Machinery, Inc. (a)	101,439	2,679,004
Transcat, Inc. (a)	36,920	2,340,359
Triton International Ltd.	336,990	21,489,852
Univar Solutions, Inc. (a)	862,842	26,506,506
Veritiv Corp. (a)	69,823	10,148,773
Watsco, Inc.	166,701	42,613,777
WESCO International, Inc. (a)	224,383	28,178,017
Willis Lease Finance Corp. (a)	18,281	685,903
		364,743,678
TOTAL INDUSTRIALS		4,582,861,630
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 0.6%
ADTRAN, Inc.	250,122	4,634,761
Airspan Networks Holdings, Inc. (a)(b)	157,370	492,568
Applied Optoelectronics, Inc. (a)(b)	150,438	356,538
Aviat Networks, Inc. (a)	47,769	1,400,587
BK Technologies Corp.	67,932	175,944
CalAmp Corp. (a)(b)	198,386	1,440,282
Calix, Inc. (a)	278,257	10,278,814
Cambium Networks Corp. (a)	61,259	875,391
Casa Systems, Inc. (a)(b)	186,784	821,850
Ciena Corp. (a)	779,518	39,615,105
Clearfield, Inc. (a)	57,482	3,552,388
ClearOne, Inc. (a)	68,406	38,855
CommScope Holding Co., Inc. (a)	1,037,949	7,794,997
COMSovereign Holding Corp. (a)(b)	206,343	35,223
Comtech Telecommunications Corp.	136,321	1,705,376
Digi International, Inc. (a)	175,087	3,869,423
DZS, Inc. (a)	91,055	1,592,552
EMCORE Corp. (a)	193,521	638,619
Extreme Networks, Inc. (a)	646,703	6,415,294
Franklin Wireless Corp. (a)	19,716	68,612
Genasys, Inc. (a)	183,238	704,550
Harmonic, Inc. (a)	529,635	5,100,385
Infinera Corp. (a)(b)	1,052,555	6,031,140
Inseego Corp. (a)(b)	439,842	906,075
KVH Industries, Inc. (a)	82,706	643,453
Lantronix, Inc. (a)	117,372	660,804
Lumentum Holdings, Inc. (a)	363,587	31,297,569
NETGEAR, Inc. (a)	140,873	2,683,631
NetScout Systems, Inc. (a)	368,464	12,649,369
Network-1 Security Solutions, Inc.	44,772	107,453
Ondas Holdings, Inc. (a)(b)	152,739	1,104,303
Optical Cable Corp. (a)	11,253	42,199
PC-Tel, Inc.	84,201	355,328
Plantronics, Inc. (a)	216,258	8,537,866
Ribbon Communications, Inc. (a)	661,787	1,872,857
Tessco Technologies, Inc. (a)	29,899	183,879
Ubiquiti, Inc. (b)	30,781	8,051,078
ViaSat, Inc. (a)(b)	376,111	14,852,623
Viavi Solutions, Inc. (a)	1,154,519	16,705,890
Vislink Technologies, Inc. (a)(b)	297,946	213,002
		198,506,633
Electronic Equipment & Components - 1.9%
908 Devices, Inc. (a)(b)	82,686	1,150,989
ADDvantage Technologies Group, Inc. (a)(b)	11,707	16,273
Advanced Energy Industries, Inc.	190,438	15,513,079
Aeva Technologies, Inc. (a)	465,508	1,512,901
AEye, Inc. Class A (a)(b)	529,046	3,100,210
Airgain, Inc. (a)	51,876	531,729
Akoustis Technologies, Inc. (a)(b)	297,729	1,190,916
Alpine 4 Holdings, Inc. (a)(b)	819,552	553,034
AmpliTech Group, Inc. (a)(b)	61,655	136,874
Arlo Technologies, Inc. (a)	434,299	3,074,837
Arrow Electronics, Inc. (a)	341,168	41,161,919
Autoscope Technologies Corp.	31,320	181,030
Avnet, Inc.	500,434	24,246,027
Badger Meter, Inc.	146,565	11,599,154
Bel Fuse, Inc. Class B (non-vtg.)	60,725	978,280
Belden, Inc.	224,422	12,922,219
Benchmark Electronics, Inc.	174,906	4,458,354
Cemtrex, Inc. (a)	101,303	29,489
Cepton, Inc. (a)(b)	27,985	65,205
ClearSign Combustion Corp. (a)(b)	158,767	195,283
Coda Octopus Group, Inc. (a)(b)	23,943	128,095
Cognex Corp.	891,610	43,171,756
Coherent, Inc. (a)	124,215	33,657,296
CPS Technologies Corp. (a)(b)	53,048	186,729
CTS Corp.	160,246	6,517,205
Daktronics, Inc. (a)	196,961	657,850
Data I/O Corp. (a)	27,378	85,967
Digital Ally, Inc. (a)(b)	343,088	307,407
Electro-Sensors, Inc. (a)	12,636	61,032
eMagin Corp. (a)(b)	343,570	226,756
ePlus, Inc. (a)	136,494	7,744,670
Evolv Technologies Holdings, Inc. (a)(b)	281,857	820,204
Fabrinet (a)	187,091	16,252,595
FARO Technologies, Inc. (a)	96,072	3,095,440
Focus Universal, Inc. (a)(b)	98,730	1,379,258
Frequency Electronics, Inc. (a)	20,488	154,275
Identiv, Inc. (a)(b)	114,266	1,461,462
II-VI, Inc. (a)(b)	536,402	33,525,125
Insight Enterprises, Inc. (a)	175,104	17,303,777
Intellicheck, Inc. (a)(b)	89,135	159,552
Iteris, Inc. (a)(b)	209,517	576,172
Itron, Inc. (a)	226,310	11,679,859
Jabil, Inc.	724,229	44,554,568
KEY Tronic Corp. (a)	29,295	147,354
Kimball Electronics, Inc. (a)	133,402	2,535,972
Knowles Corp. (a)	460,617	8,853,059
LGL Group, Inc. (a)(b)	6,067	67,647
LGL Group, Inc. warrants 11/16/25 (a)	6,067	2,841
LightPath Technologies, Inc. Class A (a)(b)	158,084	262,419
Lightwave Logic, Inc. (a)(b)	506,142	4,054,197
Littelfuse, Inc.	124,192	33,556,678
Luna Innovations, Inc. (a)(b)	169,429	1,023,351
Methode Electronics, Inc. Class A	189,947	8,557,112
MicroVision, Inc. (a)(b)	819,462	2,950,063
MICT, Inc. (a)(b)	547,286	385,837
Mirion Technologies, Inc. Class A (a)(b)	522,010	4,176,080
Napco Security Technologies, Inc.	153,812	3,016,253
National Instruments Corp.	663,815	23,445,946
Neonode, Inc. (a)(b)	33,767	246,499
nLIGHT, Inc. (a)	223,697	2,744,762
Novanta, Inc. (a)	179,262	22,042,056
OSI Systems, Inc. (a)	82,846	6,952,436
Ouster, Inc. (a)(b)	411,652	905,634
Par Technology Corp. (a)(b)	129,794	4,877,659
PC Connection, Inc.	57,941	2,590,542
Plexus Corp. (a)	140,865	11,945,352
Powerfleet, Inc. (a)	190,789	452,170
Quanergy Systems, Inc. Class A (a)	71,523	36,176
Red Cat Holdings, Inc. (b)	144,520	299,156
Research Frontiers, Inc. (a)(b)	118,594	205,168
RF Industries Ltd. (a)	45,673	299,158
Richardson Electronics Ltd.	51,484	719,231
Rogers Corp. (a)	94,345	25,037,276
Sanmina Corp. (a)	318,866	13,995,029
ScanSource, Inc. (a)	131,031	5,076,141
Sigmatron International, Inc. (a)(b)	22,577	156,233
Smartrent, Inc. (a)(b)	446,278	2,682,131
Soluna Holdings, Inc. (a)(b)	40,648	311,364
Sono-Tek Corp. (a)	20,604	123,830
Taitron Components, Inc. Class A (sub. vtg.)	12,619	43,536
TD SYNNEX Corp.	209,098	21,714,827
TTM Technologies, Inc. (a)	516,820	7,385,358
Universal Security Instruments, Inc. (a)(b)	12,034	41,999
Velodyne Lidar, Inc. (a)(b)	555,505	938,803
VerifyMe, Inc. (a)(b)	32,138	83,880
Vishay Intertechnology, Inc.	664,028	13,572,732
Vishay Precision Group, Inc. (a)	67,486	2,051,574
Vontier Corp.	849,555	22,785,065
Wayside Technology Group, Inc.	16,265	614,980
Wireless Telecom Group, Inc. (a)	115,181	166,437
Wrap Technologies, Inc. (a)(b)	132,933	255,231
		610,712,086
IT Services - 4.1%
Affirm Holdings, Inc. (a)(b)	817,858	23,308,953
AgileThought, Inc. Class A (a)(b)	91,320	400,895
ALJ Regional Holdings, Inc. (a)	109,366	220,919
American Virtual Cloud Technologies, Inc. (a)(b)	293,393	120,291
AppTech Payments Corp. (a)	20,044	19,844
Backblaze, Inc. Class A (b)	32,798	208,595
BigCommerce Holdings, Inc. (a)	300,718	5,572,305
Block, Inc. Class A (a)	2,529,228	221,332,742
BM Technologies, Inc. (a)(b)	67,509	444,884
Bread Financial Holdings, Inc.	248,788	13,708,219
Brightcove, Inc. (a)	224,146	1,577,988
Cantaloupe, Inc. (a)	309,298	1,620,722
Cass Information Systems, Inc.	61,485	2,097,868
Cerberus Cyber Sentinel Corp. (b)	199,256	1,163,655
Cloudflare, Inc. (a)	1,400,171	78,409,576
Computer Task Group, Inc. (a)	75,181	663,848
Concentrix Corp.	216,579	33,545,921
Conduent, Inc. (a)	710,146	3,763,774
Core Scientific, Inc. (a)	1,145,015	4,041,903
Crexendo, Inc.	7,104	21,312
CSG Systems International, Inc.	162,638	10,114,457
CSP, Inc. (a)	3,689	32,500
Cyxtera Technologies, Inc. Class A (a)	183,223	2,715,365
Data Storage Corp. (a)(b)	24,069	75,095
Digitalocean Holdings, Inc. (a)(b)	90,591	4,425,370
Euronet Worldwide, Inc. (a)	266,580	32,298,833
EVERTEC, Inc.	300,650	11,406,661
EVO Payments, Inc. Class A (a)	238,468	5,496,687
Exela Technologies, Inc. (a)(b)	1,608,973	353,330
ExlService Holdings, Inc. (a)	168,081	23,899,437
Fastly, Inc. Class A (a)(b)	535,115	6,983,251
Flywire Corp. (a)(b)	53,593	1,034,881
Genpact Ltd.	860,651	38,187,085
GoDaddy, Inc. (a)	841,817	63,178,366
GreenBox POS (a)(b)	96,708	254,342
Grid Dynamics Holdings, Inc. (a)	229,533	4,133,889
Hackett Group, Inc.	134,364	2,753,118
i3 Verticals, Inc. Class A (a)(b)	113,733	2,652,254
Information Services Group, Inc.	180,067	1,159,631
Innodata, Inc. (a)	121,582	778,125
Inpixon (a)(b)	680,814	123,840
International Money Express, Inc. (a)	167,905	3,462,201
Kyndryl Holdings, Inc. (a)	901,838	11,128,681
Limelight Networks, Inc. (a)(b)	659,617	2,387,814
Liveramp Holdings, Inc. (a)	342,029	8,755,942
Marqeta, Inc. Class A (b)	1,170,817	12,258,454
Maximus, Inc.	311,891	20,238,607
MoneyGram International, Inc. (a)	462,166	4,658,633
MongoDB, Inc. Class A (a)	336,580	79,819,947
Okta, Inc. (a)	748,724	62,181,528
OMNIQ Corp. (a)(b)	2,312	14,011
Paya Holdings, Inc. (a)(b)	432,409	2,546,889
Paymentus Holdings, Inc. (a)(b)	63,009	957,107
Payoneer Global, Inc. (a)(b)	969,908	4,859,239
Paysign, Inc. (a)(b)	191,197	292,531
Perficient, Inc. (a)	165,996	16,252,668
PFSweb, Inc. (a)	93,038	1,202,981
Priority Technology Holdings, Inc. (a)	60,929	311,956
Rackspace Technology, Inc. (a)(b)	319,449	2,948,514
Repay Holdings Corp. (a)(b)	372,989	4,643,713
Research Solutions, Inc. (a)	32,200	65,366
Sabre Corp. (a)	1,639,540	12,312,945
ServiceSource International, Inc. (a)	431,982	630,694
Shift4 Payments, Inc. (a)(b)	259,464	11,844,532
Snowflake, Inc. (a)	1,190,184	151,926,988
SolarWinds, Inc.	224,058	2,608,035
Squarespace, Inc. Class A (a)(b)	145,218	2,990,039
SS&C Technologies Holdings, Inc.	1,116,878	71,469,023
StarTek, Inc. (a)	59,598	214,553
Steel Connect, Inc. (a)	124,142	148,970
Switch, Inc. Class A	667,950	22,543,313
TaskUs, Inc.	136,292	3,350,057
The Glimpse Group, Inc. (b)	15,143	61,026
The OLB Group, Inc. (a)(b)	51,554	53,101
The Western Union Co.	1,987,433	36,052,035
Thoughtworks Holding, Inc.	185,415	3,209,534
Toast, Inc.	370,969	6,024,537
TSR, Inc. (a)(b)	10,237	76,266
Ttec Holdings, Inc.	94,466	6,370,787
Tucows, Inc. (a)(b)	46,977	2,274,626
Twilio, Inc. Class A (a)	849,057	89,295,325
Unisys Corp. (a)	345,472	4,121,481
Usio, Inc. (a)	89,256	221,355
Verra Mobility Corp. (a)	645,287	10,292,328
WaveDancer, Inc. (a)(b)	54,152	138,088
WEX, Inc. (a)	226,019	38,486,515
WidePoint Corp. (a)(b)	42,670	119,049
		1,320,122,715
Semiconductors & Semiconductor Equipment - 3.2%
ACM Research, Inc.	182,800	2,771,248
AEHR Test Systems (a)	119,640	1,002,583
Allegro MicroSystems LLC (a)	277,223	7,138,492
Alpha & Omega Semiconductor Ltd. (a)	106,935	4,697,655
Ambarella, Inc. (a)	187,308	15,962,388
Amkor Technology, Inc.	507,337	10,369,968
Amtech Systems, Inc. (a)(b)	63,669	573,658
Atomera, Inc. (a)(b)	111,376	1,353,218
Axcelis Technologies, Inc. (a)	167,808	10,414,164
AXT, Inc. (a)	219,479	1,283,952
CEVA, Inc. (a)	114,818	4,141,485
Cirrus Logic, Inc. (a)	288,380	23,514,505
CMC Materials, Inc.	144,032	25,485,022
Cohu, Inc. (a)	249,483	7,591,768
Credo Technology Group Holding Ltd. (b)	101,263	1,035,920
CVD Equipment Corp. (a)	12,659	52,915
CyberOptics Corp. (a)	37,837	1,693,206
Diodes, Inc. (a)	225,616	17,374,688
Entegris, Inc.	683,571	75,849,038
Everspin Technologies, Inc. (a)(b)	77,276	471,384
First Solar, Inc. (a)	498,385	35,190,965
FormFactor, Inc. (a)	392,046	16,097,409
GSI Technology, Inc. (a)	80,106	318,822
Ichor Holdings Ltd. (a)	142,233	4,301,126
Impinj, Inc. (a)(b)	95,998	4,493,666
indie Semiconductor, Inc. (a)	292,546	2,249,679
Intest Corp. (a)	49,780	373,350
Kopin Corp. (a)(b)	460,217	510,841
Kulicke & Soffa Industries, Inc. (b)	313,922	17,005,155
Lattice Semiconductor Corp. (a)	693,776	36,090,228
MACOM Technology Solutions Holdings, Inc. (a)	244,361	13,320,118
Marvell Technology, Inc.	4,257,528	251,832,781
MaxLinear, Inc. Class A (a)	358,676	14,199,983
Meta Materials, Inc. (a)(b)	1,161,503	2,230,086
MKS Instruments, Inc.	279,214	34,482,929
Navitas Semiconductor Corp. (a)(b)	383,822	3,055,223
NeoPhotonics Corp. (a)	264,882	4,081,832
NVE Corp.	25,045	1,238,726
onsemi (a)	2,172,147	131,805,880
Onto Innovation, Inc. (a)	248,205	19,950,718
PDF Solutions, Inc. (a)	152,281	3,639,516
Peraso, Inc. (a)	31,585	65,697
Photronics, Inc. (a)	308,272	6,701,833
Pixelworks, Inc. (a)	250,526	536,126
Power Integrations, Inc.	298,395	25,178,570
QuickLogic Corp. (a)(b)	58,968	385,651
Rambus, Inc. (a)	549,448	13,791,145
Rockley Photonics Holdings Ltd. (a)(b)	482,056	1,504,015
Rubicon Technology, Inc. (a)(b)	8,459	77,400
Semtech Corp. (a)	325,797	20,880,330
Silicon Laboratories, Inc. (a)	192,032	28,643,493
SiTime Corp. (a)	75,565	16,095,345
SkyWater Technology, Inc. (a)(b)	36,097	240,767
SMART Global Holdings, Inc. (a)(b)	238,332	5,874,884
SunPower Corp. (a)(b)	420,809	7,435,695
Synaptics, Inc. (a)	199,235	29,510,688
Trio-Tech International (a)	7,747	39,665
Ultra Clean Holdings, Inc. (a)	226,417	7,598,555
Universal Display Corp.	218,511	27,600,124
Veeco Instruments, Inc. (a)(b)	257,896	5,526,711
WiSA Technologies, Inc. (a)	73,605	60,511
Wolfspeed, Inc. (a)(b)	622,891	46,860,090
		1,053,853,585
Software - 9.5%
8x8, Inc. (a)	597,683	4,333,202
A10 Networks, Inc.	296,791	4,573,549
ACI Worldwide, Inc. (a)	591,068	15,746,052
Agilysys, Inc. (a)	98,888	4,041,553
Alarm.com Holdings, Inc. (a)	233,362	14,755,479
Alfi, Inc. (b)	56,572	67,038
Altair Engineering, Inc. Class A (a)(b)	258,953	14,232,057
Alteryx, Inc. Class A (a)	299,757	16,681,477
American Software, Inc. Class A	165,457	2,829,315
Amplitude, Inc. (a)(b)	111,991	2,109,910
Anaplan, Inc. (a)	744,690	48,851,664
AppFolio, Inc. (a)	97,105	9,727,979
Appian Corp. Class A (a)(b)	200,283	9,567,519
AppLovin Corp. (a)(b)	178,491	6,802,292
Arteris, Inc. (b)	27,312	253,455
Asana, Inc. (a)(b)	417,877	9,084,646
Aspen Technology, Inc. (a)	141,284	27,337,041
Asure Software, Inc. (a)	84,445	501,603
Auddia, Inc. (a)(b)	36,737	37,104
AudioEye, Inc. (a)(b)	29,417	99,135
Avalara, Inc. (a)	437,953	37,081,481
Avaya Holdings Corp. (a)	420,629	1,552,121
AvePoint, Inc. (a)	450,778	2,637,051
AvidXchange Holdings, Inc.	124,813	1,095,858
Aware, Inc. (a)	24,042	65,394
Benefitfocus, Inc. (a)(b)	160,311	1,458,830
Bentley Systems, Inc. Class B	931,810	32,035,628
Bill.Com Holdings, Inc. (a)	464,683	54,944,118
Bio-Key International, Inc. (a)(b)	63,586	118,270
Black Knight, Inc. (a)	783,186	53,186,161
Blackbaud, Inc. (a)	226,075	14,389,674
Blackboxstocks, Inc. (a)(b)	15,053	23,483
BlackLine, Inc. (a)	270,392	19,798,102
Blend Labs, Inc. (b)	126,213	426,600
Box, Inc. Class A (a)	747,712	19,522,760
Braze, Inc.	50,155	1,677,183
Bridgeline Digital, Inc. (a)	30,797	39,728
BSQUARE Corp. (a)	60,041	79,254
BTCS, Inc.	39,824	101,949
BTRS Holdings, Inc. (a)	379,194	1,884,594
C3.Ai, Inc. (a)(b)	362,647	6,861,281
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	309,984	2,774,357
CDK Global, Inc.	588,470	32,048,076
Cerence, Inc. (a)(b)	196,285	6,234,012
ChannelAdvisor Corp. (a)	161,541	2,205,035
Cipher Mining, Inc. (a)	222,760	541,307
Cleanspark, Inc. (a)(b)	203,718	1,199,899
Clear Secure, Inc. (b)	68,589	1,882,082
Clearwater Analytics Holdings, Inc. (b)	169,599	2,393,042
CommVault Systems, Inc. (a)	224,811	13,715,719
Confluent, Inc. (b)	310,029	6,550,913
Consensus Cloud Solutions, Inc. (a)	79,181	3,803,063
CoreCard Corp. (a)(b)	35,768	839,117
Couchbase, Inc. (b)	39,187	555,672
Coupa Software, Inc. (a)	376,158	25,875,909
Crowdstrike Holdings, Inc. (a)	1,050,074	168,001,339
CS Disco, Inc. (b)	63,290	1,576,554
Cvent Holding Corp. (a)	330,126	1,759,572
Cyngn, Inc. (b)	25,270	39,421
Datadog, Inc. Class A (a)	1,297,225	123,742,293
DatChat, Inc. (a)(b)	42,767	53,886
Datto Holding Corp. (a)	133,969	4,703,652
Dave, Inc. (a)(b)	873,033	1,999,246
Digimarc Corp. (a)(b)	68,836	1,188,109
Digital Turbine, Inc. (a)	447,962	11,391,674
DocuSign, Inc. (a)	997,553	83,704,672
Dolby Laboratories, Inc. Class A	332,479	25,807,020
Domo, Inc. Class B (a)	146,725	4,677,593
Dropbox, Inc. Class A (a)	1,427,046	29,739,639
Duck Creek Technologies, Inc. (a)(b)	378,010	7,019,646
Duos Technologies Group, Inc. (a)(b)	16,483	58,020
Dynatrace, Inc. (a)	994,750	37,472,233
E2open Parent Holdings, Inc. (a)(b)	894,525	7,227,762
Ebix, Inc.	119,377	3,479,840
eGain Communications Corp. (a)	119,757	1,093,381
Elastic NV (a)	369,544	22,782,388
Embark Technology, Inc. (a)(b)	1,035,543	1,532,604
Enfusion, Inc. Class A (b)	103,828	1,136,917
Envestnet, Inc. (a)	275,252	18,337,288
Everbridge, Inc. (a)	197,475	8,157,692
EverCommerce, Inc.	106,168	1,009,658
Expensify, Inc. (b)	45,674	965,548
Fair Isaac Corp. (a)	132,471	54,253,498
Five9, Inc. (a)	343,052	33,176,559
ForgeRock, Inc. (b)	65,244	1,250,075
Freshworks, Inc. (b)	174,650	2,752,484
GitLab, Inc. (b)	59,322	2,309,999
Greenidge Generation Holdings, Inc. (a)(b)	45,978	219,775
GSE Systems, Inc. (a)	32,533	47,498
GTY Technology Holdings, Inc. (a)	250,258	1,481,527
Guidewire Software, Inc. (a)	421,283	33,677,363
HashiCorp, Inc. (b)	79,718	2,791,724
HubSpot, Inc. (a)	226,316	76,424,650
Informatica, Inc. (b)	154,043	3,142,477
Intapp, Inc.	55,346	1,100,278
InterDigital, Inc.	153,368	10,013,397
Intrusion, Inc. (a)(b)	73,310	187,674
Inuvo, Inc. (a)(b)	483,368	244,633
Ipsidy, Inc. (a)(b)	106,662	318,919
IronNet, Inc. Class A (a)(b)	175,957	578,899
Issuer Direct Corp. (a)	16,252	382,653
Jamf Holding Corp. (a)(b)	277,731	7,148,796
Kaltura, Inc. (b)	80,573	145,837
Kaspien Holdings, Inc. (a)(b)	3,780	14,288
KnowBe4, Inc. (a)	211,689	3,763,830
Latch, Inc. (a)(b)	445,692	980,522
LivePerson, Inc. (a)	332,788	5,584,183
Livevox Holdings, Inc. (a)(b)	92,342	194,842
Mandiant, Inc. (a)	1,209,109	26,660,853
Manhattan Associates, Inc. (a)	318,460	38,511,368
Marathon Digital Holdings, Inc. (a)(b)	517,404	5,293,043
Marin Software, Inc. (a)(b)	72,957	148,832
Matterport, Inc. (a)(b)	925,501	5,081,000
MeridianLink, Inc. (b)	70,862	1,263,469
MicroStrategy, Inc. Class A (a)(b)	46,861	12,403,638
Mitek Systems, Inc. (a)	226,081	2,039,251
Model N, Inc. (a)(b)	170,560	4,291,290
Momentive Global, Inc. (a)	659,607	8,034,013
N-able, Inc. (a)	340,581	3,405,810
nCino, Inc. (a)(b)	288,362	9,420,787
NCR Corp. (a)	665,241	23,077,210
NetSol Technologies, Inc. (a)	62,535	207,616
New Relic, Inc. (a)	302,460	14,173,276
Nextnav, Inc. (a)(b)	107,213	365,596
Nutanix, Inc. Class A (a)	1,089,031	17,642,302
Oblong, Inc. (a)	73,548	25,087
Olo, Inc. (a)(b)	286,070	3,046,646
ON24, Inc. (a)	41,752	506,869
Onespan, Inc. (a)	179,020	2,368,435
Pagerduty, Inc. (a)	388,773	9,583,254
Palantir Technologies, Inc. (a)(b)	8,075,528	70,095,583
Palo Alto Networks, Inc. (a)	497,741	250,254,220
Park City Group, Inc. (a)	67,939	371,626
Paycor HCM, Inc. (b)	159,296	3,905,938
Paylocity Holding Corp. (a)	200,189	35,005,049
Pegasystems, Inc.	205,325	10,171,801
Phunware, Inc. (a)(b)	436,022	632,232
Ping Identity Holding Corp. (a)(b)	305,708	5,777,881
Progress Software Corp.	224,554	10,848,204
PROS Holdings, Inc. (a)(b)	199,565	5,446,129
Q2 Holdings, Inc. (a)	286,194	15,091,010
Qualtrics International, Inc. (a)	488,512	6,936,870
Qualys, Inc. (a)	169,089	22,096,551
Quantum Computing, Inc. (a)(b)	99,526	225,924
Qumu Corp. (a)	75,054	72,907
Rapid7, Inc. (a)	287,909	20,404,111
RealNetworks, Inc. (a)	166,573	101,610
Rekor Systems, Inc. (a)(b)	195,069	520,834
Rimini Street, Inc. (a)	174,538	1,078,645
RingCentral, Inc. (a)	413,403	26,102,265
Riot Blockchain, Inc. (a)(b)	507,902	3,651,815
SailPoint Technologies Holding, Inc. (a)	469,960	29,814,262
Samsara, Inc. (b)	191,095	2,149,819
SeaChange International, Inc. (a)(b)	236,071	180,571
SecureWorks Corp. (a)	52,150	623,714
Semrush Holdings, Inc. (a)(b)	126,134	1,260,079
SentinelOne, Inc. (b)	678,097	16,131,928
ShotSpotter, Inc. (a)	45,526	1,373,064
SilverSun Technologies, Inc. (A Shares) (b)	17,012	50,015
Smartsheet, Inc. (a)	638,635	22,767,338
Smith Micro Software, Inc. (a)(b)	257,234	676,525
Sonic Foundry, Inc. (a)(b)	6,538	10,461
Splunk, Inc. (a)	800,285	82,077,230
Sprinklr, Inc. (b)	256,843	3,251,632
Sprout Social, Inc. (a)	231,080	11,768,904
SPS Commerce, Inc. (a)	181,165	19,391,902
SRAX, Inc. (a)(b)	117,088	402,783
Stronghold Digital Mining, Inc. Class A (b)	36,819	118,925
Sumo Logic, Inc. (a)	451,436	3,661,146
Synchronoss Technologies, Inc. (a)	449,017	682,506
Telos Corp. (a)	265,342	2,555,243
Tenable Holdings, Inc. (a)	467,178	23,499,053
Teradata Corp. (a)	547,143	21,026,705
TeraWulf, Inc. (a)	166,846	532,239
TeraWulf, Inc. rights (a)(c)	5,763	0
The Trade Desk, Inc. (a)	2,201,201	114,572,512
UiPath, Inc. Class A (a)	1,339,693	22,868,560
Unity Software, Inc. (a)(b)	825,795	33,007,026
Upland Software, Inc. (a)	138,712	1,828,224
Varonis Systems, Inc. (a)(b)	541,082	17,893,582
Verb Technology Co., Inc. (a)(b)	352,790	184,227
Verint Systems, Inc. (a)	330,573	16,872,446
Veritone, Inc. (a)(b)	154,365	1,200,960
Vertex, Inc. Class A (a)	146,405	1,619,239
Viant Technology, Inc. (a)	77,185	463,110
VirnetX Holding Corp. (a)(b)	334,264	404,459
VMware, Inc. Class A	1,017,431	130,332,911
Vonage Holdings Corp. (a)	1,272,157	24,641,681
Workday, Inc. Class A (a)	974,508	152,315,600
Workiva, Inc. (a)	227,264	16,592,545
Xperi Holding Corp.	532,128	8,758,827
Yext, Inc. (a)	604,122	3,068,940
Zendesk, Inc. (a)	613,222	56,079,152
Zeta Global Holdings Corp. (b)	110,582	879,127
Zoom Video Communications, Inc. Class A (a)	1,099,592	118,151,160
Zscaler, Inc. (a)	403,246	61,732,930
Zuora, Inc. (a)	597,533	6,058,985
		3,061,946,917
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)	651,421	7,041,861
Astro-Med, Inc. (a)	35,848	448,100
Avid Technology, Inc. (a)	178,620	5,231,780
Boxlight Corp. (a)(b)	262,027	232,418
CompoSecure, Inc. (a)(b)	16,862	128,320
Corsair Gaming, Inc. (a)(b)	165,180	2,651,139
CPI Card Group (a)(b)	19,410	345,110
Dell Technologies, Inc.	1,463,046	73,064,517
Diebold Nixdorf, Inc. (a)(b)	368,007	1,144,502
Eastman Kodak Co. (a)(b)	348,996	1,612,362
Immersion Corp. (a)	163,245	907,642
Intevac, Inc. (a)	144,334	741,877
IonQ, Inc. (a)(b)	566,662	3,258,307
Movano, Inc. (a)	16,630	37,085
Moving Image Technologies, Inc. (b)	74,308	86,197
One Stop Systems, Inc. (a)	70,320	296,750
Pure Storage, Inc. Class A (a)	1,381,002	32,771,177
Quantum Corp. (a)(b)	336,549	642,809
Socket Mobile, Inc. (a)(b)	29,582	88,450
Sonim Technologies, Inc. (a)(b)	44,987	26,592
Super Micro Computer, Inc. (a)	223,133	11,170,038
Transact Technologies, Inc. (a)	31,811	134,242
Turtle Beach Corp. (a)(b)	80,034	1,398,994
Xerox Holdings Corp.	615,183	11,577,744
		155,038,013
TOTAL INFORMATION TECHNOLOGY		6,400,179,949
MATERIALS - 4.7%
Chemicals - 2.0%
Advanced Emissions Solutions, Inc. (a)	96,705	485,459
AdvanSix, Inc.	141,181	6,540,916
AgroFresh Solutions, Inc. (a)(b)	114,670	202,966
American Vanguard Corp.	131,860	3,254,305
Amyris, Inc. (a)(b)	962,154	2,453,493
Ashland Global Holdings, Inc.	267,611	28,639,729
Aspen Aerogels, Inc. (a)	125,196	2,193,434
Avient Corp.	463,245	22,791,654
Axalta Coating Systems Ltd. (a)	1,081,524	29,374,192
Balchem Corp.	163,160	20,301,999
Cabot Corp.	285,436	21,581,816
Chase Corp.	39,047	3,154,607
Core Molding Technologies, Inc. (a)	33,917	339,170
Crown ElectroKinetics Corp. (a)	73,156	72,022
Danimer Scientific, Inc. (a)(b)	434,338	1,906,744
Diversey Holdings Ltd. (a)	236,580	2,318,484
Ecovyst, Inc.	275,690	2,831,336
Element Solutions, Inc.	1,102,316	23,468,308
Flotek Industries, Inc. (a)(b)	330,605	433,093
FutureFuel Corp.	143,532	1,031,995
GCP Applied Technologies, Inc. (a)	271,681	8,454,713
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	5,809,580	17,893,506
H.B. Fuller Co.	266,702	18,957,178
Hawkins, Inc.	96,622	3,493,852
Huntsman Corp.	1,044,780	37,873,275
Ingevity Corp. (a)	197,049	13,730,374
Innospec, Inc.	123,220	12,572,137
Intrepid Potash, Inc. (a)	48,124	3,169,928
Koppers Holdings, Inc.	107,470	2,912,437
Kronos Worldwide, Inc.	115,014	2,191,017
Livent Corp. (a)(b)	813,977	25,876,329
Loop Industries, Inc. (a)(b)	119,036	633,272
LSB Industries, Inc.	154,542	3,109,385
Marrone Bio Innovations, Inc. (a)	580,260	678,904
Minerals Technologies, Inc.	165,204	10,946,417
NewMarket Corp.	34,178	11,262,335
Northern Technologies International Corp.	39,977	457,337
Olin Corp.	711,983	46,841,362
Origin Materials, Inc. Class A (a)(b)	592,477	4,194,737
Orion Engineered Carbons SA	305,186	5,893,142
PureCycle Technologies, Inc. (a)(b)	396,950	3,389,953
Quaker Houghton	67,922	10,623,001
Rayonier Advanced Materials, Inc. (a)	322,064	1,239,946
RPM International, Inc.	653,973	57,615,021
Schweitzer-Mauduit International, Inc.	156,597	4,246,911
Sensient Technologies Corp.	212,294	18,562,987
Stepan Co.	108,179	12,127,948
The Chemours Co. LLC	806,294	34,743,208
The Scotts Miracle-Gro Co. Class A	204,306	19,331,434
Trecora Resources (a)	108,517	1,056,956
Tredegar Corp.	135,194	1,637,199
Trinseo PLC	194,442	9,195,162
Tronox Holdings PLC	572,684	10,314,039
Valhi, Inc.	13,060	605,723
Valvoline, Inc.	902,999	30,214,347
Westlake Corp.	167,917	22,183,515
Zymergen, Inc. (a)(b)	107,806	153,085
		641,757,794
Construction Materials - 0.1%
Eagle Materials, Inc.	200,220	26,140,723
Smith-Midland Corp. (a)	22,347	315,316
Summit Materials, Inc. (a)	602,300	16,448,813
United States Lime & Minerals, Inc.	11,610	1,380,661
		44,285,513
Containers & Packaging - 0.8%
Aptargroup, Inc.	331,487	35,498,943
Berry Global Group, Inc. (a)	682,097	39,786,718
Crown Holdings, Inc.	635,545	66,376,320
Graphic Packaging Holding Co.	1,424,796	31,715,959
Greif, Inc.:
Class A	128,612	7,648,556
Class B	36,702	2,173,125
Myers Industries, Inc.	181,807	4,327,007
O-I Glass, Inc. (a)	781,083	12,848,815
Pactiv Evergreen, Inc.	219,377	2,257,389
Ranpak Holdings Corp. (A Shares) (a)	202,772	2,526,539
Silgan Holdings, Inc.	422,924	18,528,300
Sonoco Products Co.	494,364	28,905,463
TriMas Corp.	212,108	5,977,203
		258,570,337
Metals & Mining - 1.6%
Alcoa Corp.	928,374	57,299,243
Allegheny Technologies, Inc. (a)	639,374	17,582,785
Alpha Metallurgical Resources	87,204	14,104,375
Ampco-Pittsburgh Corp. (a)(b)	61,724	264,796
Arconic Corp. (a)	538,984	15,161,620
Carpenter Technology Corp.	240,605	8,476,514
Century Aluminum Co. (a)	258,911	3,055,150
Cleveland-Cliffs, Inc. (a)	2,412,140	55,913,405
Coeur d'Alene Mines Corp. (a)(b)	1,313,094	5,107,936
Commercial Metals Co.	611,524	24,295,849
Compass Minerals International, Inc.	169,959	7,636,258
Comstock Mining, Inc. (a)(b)	319,171	244,038
Friedman Industries	35,132	350,969
Gatos Silver, Inc. (a)(b)	252,533	777,802
Gold Resource Corp.	437,998	766,497
Golden Minerals Co. (a)(b)	543,934	206,532
Haynes International, Inc.	63,715	2,437,099
Hecla Mining Co.	2,728,005	12,876,184
Hycroft Mining Holding Corp. (a)(b)	196,162	258,934
Kaiser Aluminum Corp.	80,524	8,227,137
Materion Corp.	103,302	8,468,698
McEwen Mining, Inc. (a)	1,884,537	1,111,877
MP Materials Corp. (a)(b)	376,384	14,840,821
Olympic Steel, Inc.	48,950	1,672,622
Paramount Gold Nevada Corp. (a)(b)	22,322	11,384
Piedmont Lithium, Inc. (a)(b)	80,501	5,213,245
Ramaco Resources, Inc.	55,585	754,288
Reliance Steel & Aluminum Co.	315,750	61,381,800
Royal Gold, Inc.	331,064	37,436,717
Ryerson Holding Corp.	82,456	2,485,224
Schnitzer Steel Industries, Inc. Class A	131,218	5,330,075
Solitario Exploration & Royalty Corp. (a)(b)	221,496	150,617
Steel Dynamics, Inc.	950,881	81,186,220
SunCoke Energy, Inc.	401,115	3,245,020
Synalloy Corp. (a)	42,101	675,721
TimkenSteel Corp. (a)	208,705	4,821,086
U.S. Antimony Corp. (a)(b)	404,248	161,861
U.S. Gold Corp. (a)	34,003	163,554
United States Steel Corp.	1,315,776	32,986,504
Universal Stainless & Alloy Products, Inc. (a)	45,610	363,056
Warrior Metropolitan Coal, Inc.	258,416	8,687,946
Worthington Industries, Inc.	161,717	7,542,481
		513,733,940
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	82,572	2,836,348
Glatfelter Corp.	235,138	2,026,890
Louisiana-Pacific Corp.	444,855	30,721,686
Mercer International, Inc. (SBI)	198,644	2,933,972
Neenah, Inc.	85,714	3,249,418
Resolute Forest Products, Inc. (b)	240,757	3,481,346
Sylvamo Corp.	178,702	9,067,339
		54,316,999
TOTAL MATERIALS		1,512,664,583
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Acadia Realty Trust (SBI)	450,196	8,850,853
Agree Realty Corp.	364,185	25,336,350
Alexander & Baldwin, Inc.	370,887	7,566,095
Alexanders, Inc.	11,307	2,739,121
Alpine Income Property Trust, Inc.	57,060	1,081,287
American Assets Trust, Inc.	273,024	9,310,118
American Campus Communities, Inc.	703,779	45,745,635
American Homes 4 Rent Class A	1,495,742	55,282,624
Americold Realty Trust	1,348,145	37,330,135
Apartment Income (REIT) Corp.	797,102	35,757,996
Apartment Investment & Management Co. Class A (a)	765,003	4,804,219
Apple Hospitality (REIT), Inc.	1,071,669	17,907,589
Armada Hoffler Properties, Inc.	340,334	4,689,803
Ashford Hospitality Trust, Inc. (a)(b)	168,614	950,983
Bluerock Residential Growth (REIT), Inc.	143,061	3,862,647
Braemar Hotels & Resorts, Inc.	292,152	1,694,482
Brandywine Realty Trust (SBI)	868,439	9,683,095
Brixmor Property Group, Inc.	1,512,819	36,882,527
Broadstone Net Lease, Inc.	819,363	17,329,527
BRT Apartments Corp.	65,614	1,503,217
CareTrust (REIT), Inc.	488,876	9,058,872
CatchMark Timber Trust, Inc.	247,012	2,912,271
Cedar Realty Trust, Inc.	60,742	1,607,841
Centerspace	77,822	6,457,670
Chatham Lodging Trust (a)	251,340	3,202,072
City Office REIT, Inc.	225,089	3,137,741
Clipper Realty, Inc.	81,419	688,805
Community Healthcare Trust, Inc.	128,105	4,826,996
CorEnergy Infrastructure Trust, Inc.	90,296	255,538
Corporate Office Properties Trust (SBI)	568,535	15,714,307
Cousins Properties, Inc.	756,313	26,130,614
Creative Media & Community Trust Corp.	112,340	823,452
CTO Realty Growth, Inc.	32,653	2,151,506
CubeSmart	1,109,506	49,406,302
DiamondRock Hospitality Co. (a)	1,060,146	10,908,902
Digitalbridge Group, Inc. (a)	2,589,320	15,587,706
Diversified Healthcare Trust (SBI)	1,276,988	2,898,763
Douglas Emmett, Inc.	893,269	25,252,715
Easterly Government Properties, Inc.	443,070	8,697,464
EastGroup Properties, Inc.	206,752	33,400,786
Empire State Realty Trust, Inc.	694,377	5,555,016
EPR Properties	377,098	19,322,502
Equity Commonwealth (a)	566,961	15,449,687
Equity Lifestyle Properties, Inc.	875,246	66,256,122
Essential Properties Realty Trust, Inc.	623,168	14,258,084
Farmland Partners, Inc.	153,141	2,300,178
First Industrial Realty Trust, Inc.	663,692	35,275,230
Four Corners Property Trust, Inc.	399,019	11,000,954
Franklin Street Properties Corp.	516,522	2,334,679
Gaming & Leisure Properties	1,192,583	55,836,736
Generation Income Properties, Inc.	1,343	9,119
Getty Realty Corp.	210,333	5,876,704
Gladstone Commercial Corp.	192,920	3,914,347
Gladstone Land Corp.	164,002	4,401,814
Global Medical REIT, Inc.	310,712	4,039,256
Global Net Lease, Inc.	530,442	7,675,496
Global Self Storage, Inc.	93,814	549,750
Healthcare Realty Trust, Inc.	745,933	21,684,272
Healthcare Trust of America, Inc.	1,119,690	33,646,685
Hersha Hospitality Trust (a)	177,773	1,951,948
Highwoods Properties, Inc. (SBI)	531,953	20,900,433
Hudson Pacific Properties, Inc.	772,857	15,387,583
Independence Realty Trust, Inc.	1,119,970	26,330,495
Indus Realty Trust, Inc.	33,897	2,108,732
Industrial Logistics Properties Trust	329,080	5,021,761
InnSuites Hospitality Trust (b)	27,718	57,653
InvenTrust Properties Corp.	338,698	10,039,009
Invitation Homes, Inc.	3,020,228	113,923,000
iStar Financial, Inc.	348,522	6,064,283
JBG SMITH Properties	574,127	14,818,218
Kilroy Realty Corp.	532,268	32,308,668
Kite Realty Group Trust	1,106,220	23,186,371
Lamar Advertising Co. Class A	440,392	43,136,396
Life Storage, Inc.	416,475	48,627,621
LTC Properties, Inc.	198,406	7,686,248
LXP Industrial Trust (REIT)	1,432,916	16,564,509
Medalist Diversified (REIT), Inc.	214,119	208,188
Medical Properties Trust, Inc.	3,020,326	56,117,657
National Health Investors, Inc.	230,938	13,659,983
National Retail Properties, Inc.	895,931	39,689,743
National Storage Affiliates Trust	418,804	21,966,270
Necessity Retail (REIT), Inc./The	644,316	5,141,642
NETSTREIT Corp.	209,766	4,411,379
New York City REIT, Inc. (b)	69,406	524,015
NexPoint Residential Trust, Inc.	114,967	8,447,775
Office Properties Income Trust	251,737	5,364,515
Omega Healthcare Investors, Inc.	1,208,156	35,966,804
One Liberty Properties, Inc.	93,803	2,573,016
Orion Office (REIT), Inc.	287,353	3,830,415
Outfront Media, Inc.	735,304	15,169,322
Paramount Group, Inc.	815,814	7,391,275
Park Hotels & Resorts, Inc.	1,194,552	21,573,609
Pebblebrook Hotel Trust	665,100	14,971,401
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	325,372	149,671
Phillips Edison & Co., Inc.	576,201	19,441,022
Physicians Realty Trust	1,116,791	20,716,473
Piedmont Office Realty Trust, Inc. Class A	622,304	9,172,761
Plymouth Industrial REIT, Inc.	177,552	3,606,081
Postal Realty Trust, Inc.	83,654	1,330,099
Potlatch Corp.	351,459	18,437,539
Preferred Apartment Communities, Inc. Class A	267,598	6,673,894
Presidio Property Trust, Inc. Class A	1,887	6,793
PS Business Parks, Inc.	102,743	19,277,669
Rayonier, Inc.	736,764	30,369,412
Retail Opportunity Investments Corp.	618,187	11,170,639
Rexford Industrial Realty, Inc.	814,338	52,011,768
RLJ Lodging Trust	835,104	11,215,447
RPT Realty	429,899	5,231,871
Ryman Hospitality Properties, Inc. (a)	277,978	24,820,656
Sabra Health Care REIT, Inc.	1,150,295	16,150,142
Safehold, Inc.	75,141	3,370,074
Saul Centers, Inc.	71,741	3,519,613
Seritage Growth Properties (a)(b)	186,950	1,501,209
Service Properties Trust	820,751	5,195,354
SITE Centers Corp.	911,023	14,321,282
SL Green Realty Corp.	325,284	20,092,793
Sotherly Hotels, Inc. (a)(b)	67,520	121,536
Spirit Realty Capital, Inc.	651,147	27,341,663
Stag Industrial, Inc.	897,733	29,894,509
Store Capital Corp.	1,254,964	34,624,457
Summit Hotel Properties, Inc. (a)	561,350	4,906,199
Sun Communities, Inc.	587,694	96,458,216
Sunstone Hotel Investors, Inc. (a)	1,105,616	13,234,224
Tanger Factory Outlet Centers, Inc.	524,652	9,186,657
Terreno Realty Corp.	385,262	23,389,256
The Macerich Co.	1,078,198	12,668,827
UMH Properties, Inc.	245,514	4,834,171
Uniti Group, Inc.	1,198,021	13,585,558
Universal Health Realty Income Trust (SBI)	70,591	3,788,619
Urban Edge Properties	561,419	10,582,748
Urstadt Biddle Properties, Inc. Class A	181,100	3,187,360
Veris Residential, Inc. (a)	410,082	6,598,219
VICI Properties, Inc.	4,265,670	131,595,920
Washington REIT (SBI)	424,251	10,305,057
Wheeler REIT, Inc. (a)	41,732	96,818
Whitestone REIT Class B	243,703	2,995,110
WP Carey, Inc.	965,517	81,238,600
Xenia Hotels & Resorts, Inc. (a)	569,577	10,474,521
		2,334,825,701
Real Estate Management & Development - 0.7%
Alset Ehome International, Inc. (a)	131,025	45,990
Altisource Asset Management Corp. (a)	2,426	25,437
Altisource Portfolio Solutions SA (a)(b)	58,341	613,164
American Realty Investments, Inc. (a)(b)	22,049	462,368
Amrep Corp. (a)	12,387	157,810
Comstock Holding Companies, Inc. (a)	13,924	67,671
Cushman & Wakefield PLC (a)	753,482	14,067,509
Doma Holdings, Inc. Class A (a)	895,987	1,702,375
Douglas Elliman, Inc.	347,510	1,998,183
eXp World Holdings, Inc. (b)	338,427	4,727,825
Fathom Holdings, Inc. (a)(b)	26,733	256,637
Forestar Group, Inc. (a)	103,480	1,715,698
FRP Holdings, Inc. (a)	34,185	2,051,784
Howard Hughes Corp. (a)	208,541	17,544,554
InterGroup Corp. (a)	2,619	126,236
J.W. Mays, Inc. (a)	1,236	47,907
Jones Lang LaSalle, Inc. (a)	254,761	50,269,441
Kennedy-Wilson Holdings, Inc.	606,930	12,781,946
Marcus & Millichap, Inc.	128,868	5,396,992
Maui Land & Pineapple, Inc. (a)	29,790	317,859
Newmark Group, Inc.	832,524	9,216,041
Offerpad Solutions, Inc. (a)(b)	359,991	1,634,359
Opendoor Technologies, Inc. (a)(b)	1,957,688	14,154,084
Rafael Holdings, Inc. (a)(b)	55,256	107,749
RE/MAX Holdings, Inc.	92,388	2,245,028
Realogy Holdings Corp. (a)	586,501	7,260,882
Redfin Corp. (a)(b)	536,692	5,259,582
Stratus Properties, Inc. (a)	40,668	1,742,624
Tejon Ranch Co. (a)	126,930	2,156,541
The RMR Group, Inc.	81,484	2,446,150
The St. Joe Co.	165,426	8,352,359
Transcontinental Realty Investors, Inc. (a)	4,377	199,154
Trinity Place Holdings, Inc. (a)(b)	50,935	68,762
WeWork, Inc. (a)(b)	1,048,623	7,644,462
Zillow Group, Inc.:
Class A (a)	356,530	14,246,939
Class C (a)(b)	675,210	26,940,879
		218,052,981
TOTAL REAL ESTATE		2,552,878,682
UTILITIES - 2.5%
Electric Utilities - 0.9%
Allete, Inc.	281,800	17,477,236
Avangrid, Inc.	353,329	16,814,927
Genie Energy Ltd. Class B	109,740	903,160
Hawaiian Electric Industries, Inc.	535,565	23,120,341
IDACORP, Inc.	256,157	27,926,236
MGE Energy, Inc.	185,093	14,690,831
OGE Energy Corp.	1,015,170	41,926,521
Otter Tail Corp.	210,867	13,788,593
PG&E Corp. (a)	7,610,343	92,846,185
PNM Resources, Inc.	433,583	20,608,200
Portland General Electric Co.	452,125	22,267,156
Via Renewables, Inc. Class A,	64,561	546,832
		292,916,218
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	89,408	11,942,227
National Fuel Gas Co.	461,014	33,898,359
New Jersey Resources Corp.	484,316	22,239,791
Northwest Natural Holding Co.	152,967	8,304,578
ONE Gas, Inc.	269,717	23,470,773
RGC Resources, Inc.	49,775	1,013,419
South Jersey Industries, Inc.	567,412	19,774,308
Southwest Gas Corp.	332,270	30,944,305
Spire, Inc.	260,415	20,390,495
UGI Corp.	1,059,226	45,271,319
		217,249,574
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	179,750	1,216,908
Clearway Energy, Inc.:
Class A	178,893	5,824,756
Class C	408,196	14,307,270
Montauk Renewables, Inc. (a)	323,817	4,186,954
Ormat Technologies, Inc.	226,238	18,994,942
Sunnova Energy International, Inc. (a)(b)	469,606	9,392,120
Vistra Corp.	2,436,994	64,263,532
		118,186,482
Multi-Utilities - 0.2%
Avista Corp.	356,462	15,484,709
Black Hills Corp.	322,066	24,689,580
NorthWestern Energy Corp. (b)	271,890	16,658,700
Unitil Corp.	84,192	4,867,140
		61,700,129
Water Utilities - 0.3%
American States Water Co.	186,127	14,750,565
Artesian Resources Corp. Class A	44,686	2,193,189
Cadiz, Inc. (a)(b)	189,994	383,788
California Water Service Group	264,866	14,215,358
Consolidated Water Co., Inc.	11,068	156,612
Essential Utilities, Inc.	1,167,691	54,017,386
Global Water Resources, Inc.	43,295	620,850
Middlesex Water Co.	87,608	7,449,308
Pure Cycle Corp. (a)(b)	113,176	1,278,889
SJW Corp.	140,488	8,689,183
York Water Co.	71,470	2,928,841
		106,683,969
TOTAL UTILITIES		796,736,372
TOTAL COMMON STOCKS (Cost $26,867,777,296)		32,307,930,440

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,944
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (c)	117,390	5,870
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		7,814

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $4,962,175)	5,000,000	4,944,670

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (f)	48,258,690	48,268,342
Fidelity Securities Lending Cash Central Fund 0.82% (f)(g)	2,528,159,211	2,528,412,027
TOTAL MONEY MARKET FUNDS (Cost $2,576,680,369)		2,576,680,369

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $29,449,426,235)	34,889,563,293
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(2,502,882,930)
NET ASSETS - 100.0%	32,386,680,363

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	525	Jun 2022	48,874,875	1,628,352	1,628,352
CME E-mini S&P MidCap 400 Index Contracts (United States)	129	Jun 2022	32,420,280	1,081,750	1,081,750

TOTAL FUTURES CONTRACTS					2,710,102
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,232,638.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	182,474,717	975,890,498	1,110,096,873	28,275	-	-	48,268,342	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	3,042,401,863	2,781,504,776	3,295,494,612	11,894,829	-	-	2,528,412,027	6.7%
Total	3,224,876,580	3,757,395,274	4,405,591,485	11,923,104	-	-	2,576,680,369

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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